UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

________

623 Fifth Avenue, Floor 15

New York, NY 10022

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 493-8631

Date of fiscal year end: October 31, 2012

Date of reporting period: April 30, 2012

Explanatory Note:

Global X Funds

The Registrant is filing this Amendment to its Certified Shareholder Report on Form N-CSR previously filed with the Securities and Exchange Commission on July 6, 2012 to amend Item 1 with respect to Global X Funds semi-annual report to stockholders. The purpose of the amendment is to address a comment received from the Securities and Exchange Commission with respect to the expense ratios of the Global X MLP ETF as presented in the Financial Highlights. Other than the aforementioned revision, this Amended Form N-CSR does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the other disclosures therein in any way.

Item 1. Reports to Stockholders.

Global X Silver Miners ETF (ticker: SIL)

Global X Gold Explorers ETF (ticker: GLDX)

Global X Pure Gold Miners ETF (ticker: GGGG)

Global X Copper Miners ETF (ticker: COPX)

Global X Aluminum ETF (ticker: ALUM)

Global X Uranium ETF (ticker: URA)

Global X Lithium ETF (ticker: LIT)

Global X Fertilizers/Potash ETF (ticker: SOIL)

Global X S&P/TSX Venture 30 Canada ETF (ticker: TSXV)

Semi-Annual Report

April 30, 2012

Schedule of Investments
Global X Silver Miners ETF	1
Global X Gold Explorers ETF	4
Global X Pure Gold Miners ETF	6
Global X Copper Miners ETF	9
Global X Aluminum ETF	12
Global X Uranium ETF	15
Global X Lithium ETF	17
Global X Fertilizers/Potash ETF	20
Global X S&P/TSX Venture 30 Canada ETF	23
Statements of Assets and Liabilities	25
Statements of Operations	28
Statements of Changes in Net Assets	30
Financial Highlights	35
Notes to Financial Statements	37
Disclosure of Fund Expenses	49
Approval of Investment Advisory Agreement	51
Supplemental Information	55
Notice to Shareholders	56

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Silver Miners ETF

Sector Weightings†:

† Percentages based on total investments. Short-Term Investments include a Repurchase Agreement held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.5%

AUSTRALIA—0.3%
Basic Materials — 0.3%
Alcyone Resources * (A)	12,236,302	$764,976

CANADA—50.0%
Basic Materials — 50.0%
Alexco Resource *	570,325	3,644,377
Aurcana * (B)	5,182,488	5,508,541
Bear Creek Mining *	888,740	3,013,898
Endeavour Silver * (B)	1,016,805	9,425,782
Excellon Resources *	3,164,099	1,729,628
First Majestic Silver *	946,015	14,881,888
Fortuna Silver Mines *	1,468,657	6,169,891
Great Panther Silver * (B)	1,583,057	3,573,637
Impact Silver *	685,381	1,006,026
MAG Silver *	517,726	5,192,792
Minco Silver *	361,572	739,359
Orko Silver * (B)	1,516,031	2,608,951
Pan American Silver	1,507,072	29,402,975
Scorpio Mining * (B)	2,305,461	2,450,508
Silver Standard Resources *	950,270	13,702,893
Silver Wheaton (B)	1,240,953	37,886,295
Silvercorp Metals (B)	1,947,796	13,498,226
Silvermex Resources *	7,850	4,291
US Silver *	726,544	1,213,542
Wildcat Silver *	1,086,389	1,473,666
TOTAL CANADA		157,127,166

MEXICO—24.0%
Basic Materials — 24.0%
Fresnillo	1,481,510	37,507,800
Industrias Penoles (B)	808,814	37,895,062
TOTAL MEXICO		75,402,862

PERU—4.8%
Basic Materials — 4.8%
Hochschild Mining	1,832,888	14,932,484

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Silver Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

UNITED KINGDOM— 4.8%
Basic Materials — 4.8%
Arian Silver *	3,469,712	$1,386,916
Polymetal International *	929,483	13,802,411
TOTAL UNITED KINGDOM		15,189,327

UNITED STATES— 16.6%
Basic Materials — 16.6%
Coeur d'Alene Mines *	668,075	14,397,016
Golden Minerals * (B)	248,098	1,853,292
Hecla Mining	3,352,756	14,349,796
McEwen Mining *	1,558,661	5,907,325
Mines Management *	284,859	504,201
Revett Minerals *	258,477	1,078,023
Tahoe Resources *	748,859	14,092,513
TOTAL UNITED STATES		52,182,166
TOTAL COMMON STOCK
(Cost $359,810,590)		315,598,981

REPURCHASE AGREEMENT — 4.1%
Merrill Lynch
0.170%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $12,775,713 (collateralized by U.S. Treasury Notes, par value $12,741,800, 1.500%, 08/31/2018, with total market value $13,031,248)(C)	$12,775,653	12,775,653

TOTAL REPURCHASE AGREEMENT
(Cost $12,775,653)		12,775,653

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%
(Cost $401,003)	401,003	401,003

TOTAL INVESTMENTS — 104.7%
(Cost $372,987,246)		$328,775,637

Percentages are based on Net Assets of $314,047,428.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2012, was $764,976 and represents 0.2% of net assets.
(B)	This security or a partial position of this security is on loan at April 30, 2012. The total value of securities on loan at April 30, 2012 was $12,244,009.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2012 was $12,775,653.

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Silver Miners ETF

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$—	$764,976	$764,976
Canada	157,127,166	—	—	157,127,166
Mexico	75,402,862	—	—	75,402,862
Peru	14,932,484	—	—	14,932,484
United Kingdom	15,189,327	—	—	15,189,327
United States	52,182,166	—	—	52,182,166
Total Common Stock	314,834,005	—	764,976	315,598,981
Repurchase Agreement	—	12,775,653	—	12,775,653
Time Deposit	—	401,003	—	401,003
Total Investments in Securities	$314,834,005	$13,176,656	$764,976	$328,775,637

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock -
Australia
Beginning Balance as of November 1, 2011	$-
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Net purchases	-
Net sales	-
Transfers into Level 3	764,976
Transfers out of Level 3	-
Ending Balance as of April 30, 2012	$764,976

For the period ended April 30, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities.

For the period ended April 30, 2012 Transfer between Level 1 and Level 3 assets and liabilities totaled $764,976.

The reason for the transfer was a temporary trading suspension of the investment’s shares, which necessitated a fair value determination by the Fair Value Committee at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

3

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Gold Explorers ETF

Sector Weightings†:

† Percentages based on total investments.

	Shares	Value

COMMON STOCK — 100.0%

AUSTRALIA—7.8%
Basic Materials — 7.8%
Ampella Mining *	981,305	$1,088,930
Gryphon Minerals *	1,231,674	1,219,174
TOTAL AUSTRALIA		2,308,104

CANADA—92.2%
Basic Materials — 92.2%
Atac Resources *	371,975	1,027,982
Canaco Resources *	782,910	737,062
Chesapeake Gold *	169,414	2,229,470
Continental Gold *	190,982	1,424,849
Exeter Resource *	431,846	1,031,692
Extorre Gold Mines *	199,293	847,326
Gold Canyon Resources *	491,915	831,602
International Tower Hill Mines *	363,462	1,379,746
Kaminak Gold, Cl A *	396,573	710,568
Keegan Resources *	382,349	1,238,565
Levon Resources *	902,762	603,151
Lydian International, Cl A *	373,177	887,752
Newstrike Capital *	419,934	973,477
Novagold Resources *	184,471	1,322,657
Paramount Gold and Silver *	601,303	1,467,179
Pretium Resources *	106,592	1,800,901
Rainy River Resources *	207,567	974,957
Rubicon Minerals *	415,651	1,266,497
Sabina Gold & Silver *	411,506	1,145,560
Seabridge Gold *	86,911	1,456,628
Torex Gold Resources *	841,909	1,465,894
Trelawney Mining and Exploration *	503,085	1,665,322
Volta Resources *	723,250	622,324
TOTAL CANADA		27,111,161
TOTAL COMMON STOCK
(Cost $42,872,618)		29,419,265

The accompanying notes are an integral part of the financial statements.

4

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Gold Explorers ETF

	Face Amount	Value
TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%
(Cost $25,219)	$25,219	$25,219
TOTAL INVESTMENTS — 100.1%
(Cost $42,897,837)		$29,444,484

Percentages are based on Net Assets of $29,413,006.

*	Non-income producing security.

Cl — Class

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$29,419,265	$—	$—	$29,419,265
Time Deposit	—	25,219	—	25,219
Total Investments in Securities	$29,419,265	$25,219	$—	$29,444,484

For the period ended April 30, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities.

For the period ended April 30, 2012, there were no Level 3 assets and liabilities.

The accompanying notes are an integral part of the financial statements.

5

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Pure Gold Miners ETF

Sector Weightings†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.7%

AUSTRALIA—5.8%
Basic Materials — 5.8%
Medusa Mining	20,442	$122,685
Perseus Mining *	53,804	145,759
TOTAL AUSTRALIA		268,444

CANADA—40.7%
Basic Materials — 40.7%
Alamos Gold	13,840	253,305
Aurizon Mines *	18,965	102,519
B2Gold *	41,938	158,353
Centerra Gold	13,111	169,752
Detour Gold *	9,427	232,657
Eldorado Gold	19,257	272,914
Kinross Gold	24,765	221,866
Kirkland Lake Gold *	7,100	92,717
Osisko Mining *	21,395	220,263
SEMAFO	33,606	170,777
TOTAL CANADA		1,895,123

CHINA—3.2%
Basic Materials — 3.2%
Real Gold Mining (A) (B)	36,500	10,444
Zhaojin Mining Industry	99,484	139,251
TOTAL CHINA		149,695

JERSEY—4.4%
Basic Materials — 4.4%
Randgold Resources ADR	2,303	205,312

SOUTH AFRICA— 13.0%
Basic Materials — 13.0%
AngloGold Ashanti ADR	5,948	204,492
Gold Fields ADR	15,714	202,239
Harmony Gold Mining ADR	20,566	199,490
TOTAL SOUTH AFRICA		606,221

The accompanying notes are an integral part of the financial statements.

6

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Pure Gold Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

TURKEY—6.3%
Basic Materials — 6.3%
Koza Altin Isletmeleri	13,546	$293,095

UNITED KINGDOM— 5.0%
Basic Materials — 5.0%
African Barrick Gold	13,232	77,157
Petropavlovsk	20,342	157,406
TOTAL UNITED KINGDOM		234,563

UNITED STATES— 21.3%

Basic Materials — 21.3%
Alacer Gold *	27,531	222,957
Allied Nevada Gold *	7,910	231,684
Centamin *	125,466	139,683
Gold Resource	5,775	156,618
Polyus Gold International GDR *	77,691	239,288
TOTAL UNITED STATES		990,230
TOTAL COMMON STOCK
(Cost $5,590,958)		4,642,683

TIME DEPOSIT — 0.3%
Brown Brothers Harriman, 0.030%
(Cost $11,824)	$11,824	11,824

TOTAL INVESTMENTS — 100.0%
(Cost $5,602,782)		$4,654,507

Percentages are based on Net Assets of $4,654,399.

* Non-income producing security.
ADR — American Depositary Receipt
GDR — Global Depositary Receipt

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of April 30, 2012 was $10,444 and represents 0.2% of Net Assets.
(B)	Securities considered illiquid. The total value of such security as of April 30, 2011 was $10,444 and represents 0.2% of Net Assets.

The accompanying notes are an integral part of the financial statements.

7

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Pure Gold Miners ETF

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$268,444	$—	$—	$268,444
Canada	1,895,123	—	—	1,895,123
China	139,251	—	10,444	149,695
Jersey	205,312	—	—	205,312
South Africa	606,221	—	—	606,221
Turkey	293,095	—	—	293,095
United Kingdom	234,563	—	—	234,563
United States	990,230	—	—	990,230
Total Common Stock	4,632,239	—	10,444	4,642,683
Time Deposit	—	11,824	—	11,824
Total Investments in Securities	$4,632,239	$11,824	$10,444	$4,654,507

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock -
China

Beginning Balance as of November 1, 2011	$17,433
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	(18,693)
Net purchases	11,704
Net sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance as of April 30, 2012	$10,444

Net change in unrealized appreciation (depreciation) from investments (Level 3) still held as of April 30, 2012 was $ (18,693).

For the period ended April 30, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities.

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Copper Miners ETF

Sector Weightings†:

† Percentages based on total investments. Short-Term Investments include a Repurchase Agreement held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%

AUSTRALIA—8.9%
Basic Materials — 8.9%
Cudeco *	265,324	$945,473
OZ Minerals	155,301	1,509,740
Straits Resources *	563,816	458,225
TOTAL AUSTRALIA		2,913,438

CANADA—45.8%
Basic Materials — 45.8%
Augusta Resource *	113,771	290,116
Capstone Mining *	525,922	1,570,552
Copper Mountain Mining (CAD) *	171,348	744,124
Copper Mountain Mining (USD) *	12,300	52,496
Duluth Metals *	121,538	255,908
First Quantum Minerals	73,045	1,517,319
HudBay Minerals, Cl B	145,116	1,527,769
Imperial Metals *	60,950	944,005
Inmet Mining	27,294	1,501,398
Ivanhoe Mines * (A)	126,768	1,484,453
Katanga Mining *	520,961	432,442
Lumina Copper *	38,846	523,006
Lundin Mining *	349,010	1,695,853
Mercator Minerals * (A)	505,817	609,326
Northern Dynasty Minerals *	99,279	559,934
Taseko Mines *	376,453	1,317,585
TOTAL CANADA		15,026,286

CHINA—4.7%
Basic Materials — 4.7%
Jiangxi Copper, Cl H	634,639	1,534,523

MEXICO—4.7%
Basic Materials — 4.7%
Grupo Mexico, Cl B	504,368	1,554,618

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Copper Miners ETF

	Shares/Number of Warrants	Value
COMMON STOCK — continued

PERU—4.9%
Basic Materials — 4.9%
Southern Copper	48,785	$1,604,051

POLAND—4.7%
Basic Materials — 4.7%
KGHM Polska Miedz	35,060	1,543,249

SOUTH AFRICA— 1.0%
Basic Materials — 1.0%
Palabora Mining	16,476	328,530

SWITZERLAND—5.1%
Basic Materials — 5.1%
Xstrata	86,805	1,658,816

TURKEY—0.8%
Basic Materials — 0.8%
Park Elektrik Uretim Madencilik Sanayi ve Ticaret *	85,510	263,894

UNITED KINGDOM— 14.6%
Basic Materials — 14.6%
Antofagasta	85,416	1,637,124
Kazakhmys	109,532	1,530,511
Vedanta Resources	82,418	1,627,815
TOTAL UNITED KINGDOM		4,795,450

UNITED STATES— 4.8%
Basic Materials — 4.8%
Freeport-McMoRan Copper & Gold	41,306	1,582,020
TOTAL COMMON STOCK
(Cost $37,922,869)		32,804,875

WARRANTS — 0.0%

Canada — 0.0%
Duluth Exploration, Expires 1/18/13(B)
(Cost $–)	11,771	—

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Copper Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENT — 1.9%
Merrill Lynch
0.170%, dated 04/30/12, to be repurchased 05/01/12, repurchase price $637,128 (collateralized by U.S. Treasury Notes, par value $635,500, 1.500%, 08/31/2018, with total market value $649,936)(C)	$637,125	$637,125

TOTAL REPURCHASE AGREEMENT
(Cost $637,125)		637,125

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%
(Cost $16,301)	16,301	16,301

TOTAL INVESTMENTS — 101.9%
(Cost $38,576,295)		$33,458,301

Percentages are based on Net Assets of $32,841,533.

*     Non-income producing security.

CAD — Canadian Dollar

Cl — Class

USD — U.S. Dollar

(A)	This security or a partial position of this security is on loan at April 30, 2012. The total value of securities on loan at April 30, 2012 was $590,625.
(B)	Securities considered illiquid. The total value of such securities as of April 30, 2012 was $— and represented 0.0% of Net Assets.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2012 was $637,125.

Amounts designated as “—“ are $0 or have been rounded to $0.

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$32,804,875	$—	$—	$32,804,875
Warrants	—	—	—	—
Repurchase Agreement	—	637,125	—	637,125
Time Deposit	—	16,301	—	16,301
Total Investments in Securities	$32,804,875	$653,426	$—	$33,458,301

For the period ended April 30, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities.

For the period ended April 30, 2012, there were no Level 3 assets and liabilities.

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Aluminum ETF

Sector Weightings†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.9%

AUSTRALIA—4.2%
Basic Materials — 4.2%
Alumina	89,157	$107,761

CANADA—3.2%
Basic Materials — 3.2%
Orbite Aluminae, *	39,075	81,089

CHINA—16.0%
Basic Materials — 11.0%
Aluminum Corp of China, Cl H *	236,453	114,895
China Hongqiao Group *	224,312	139,930
XinRen Aluminum Holdings *	99,100	26,827
Industrials — 5.0%
China Zhongwang Holdings	311,518	128,483
TOTAL CHINA		410,135

GREECE—3.6%
Basic Materials — 3.6%
Mytilineos Holdings	27,259	93,093

HONG KONG— 5.3%
Basic Materials — 5.3%
Minmetals Resources *	264,574	135,038

JAPAN—14.7%
Basic Materials — 14.7%
Alconix	1,541	34,954
Nippon Light Metal	91,269	134,892
Sky Aluminum	26,146	78,268
Sumitomo Light Metal Industries	123,758	127,106
TOTAL JAPAN		375,220

MALAYSIA—1.9%
Basic Materials — 1.9%
Press Metal	71,740	50,024

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Aluminum ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

NORWAY—4.4%
Basic Materials — 4.4%
Norsk Hydro	23,045	$112,105

RUSSIA—4.7%
Basic Materials — 4.7%
United RUSAL *	171,581	121,410

SINGAPORE—3.7%
Basic Materials — 3.7%
Midas Holdings	319,580	94,260

SOUTH KOREA— 1.0%
Basic Materials — 1.0%
Dayou Smart Aluminium	10,930	25,146

UNITED KINGDOM— 14.7%
Basic Materials — 14.7%
Rio Tinto	6,751	376,072

UNITED STATES— 22.5%
Basic Materials — 22.5%
Alcoa	25,353	246,684
Century Aluminum *	12,409	114,163
Kaiser Aluminum	2,398	126,063
Noranda Aluminum Holding	8,403	89,240
TOTAL UNITED STATES		576,150
TOTAL COMMON STOCK
(Cost $3,700,066)		2,557,503

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%
(Cost $5,495)	$5,495	5,495

TOTAL INVESTMENTS — 100.1%
(Cost $3,705,561)		$2,562,998

Percentages are based on Net Assets of $2,559,618.

*	Non-income producing security.
Cl — Class

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Aluminum ETF

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,557,503	$—	$—	$2,557,503
Time Deposit	—	5,495	—	5,495
Total Investments in Securities	$2,557,503	$5,495	$—	$2,562,998

For the period ended April 30, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities

For the period ended April 30, 2012, there were no Level 3 assets and liabilities.

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Uranium ETF

Sector Weightings†:

† Percentages based on total investments. Short-Term Investments include a Repurchase Agreement held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 98.0%

AUSTRALIA—31.6%
Basic Materials — 31.6%
Azimuth Resources * (A)	9,949,571	$6,790,349
Bannerman Resources *	11,647,135	2,366,465
Berkeley Resources *	3,902,573	1,545,187
Energy Resources of Australia (A)	5,325,219	8,933,255
Greenland Minerals & Energy * (A)	8,972,769	4,768,075
Paladin Energy * (A)	18,433,218	30,634,321
TOTAL AUSTRALIA		55,037,652

CANADA—48.7%
Basic Materials — 48.7%
Cameco	1,865,523	41,281,908
Denison Mines * (A)	4,816,143	8,824,435
Laramide Resources *	1,665,579	1,804,089
Mega Uranium *	7,688,586	1,790,125
Rockgate Capital * (A)	11,780,208	7,870,565
Uex *	4,674,019	3,312,055
Uranium One * (A)	6,785,477	19,713,842
TOTAL CANADA		84,597,019

UNITED STATES— 17.7%
Basic Materials — 17.7%
Uranerz Energy * (A)	4,172,689	7,302,206
Uranium Energy * (A)	2,606,503	7,689,184
Uranium Resources * (A)	3,327,204	2,894,667
Ur-Energy * (A)	6,988,601	7,617,575
USEC * (A)	6,218,127	5,233,176
TOTAL UNITED STATES		30,736,808
TOTAL COMMON STOCK
(Cost $281,849,489)		170,371,479

 The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Uranium ETF

	Face Amount	Value
REPURCHASE AGREEMENT — 25.1%
Merrill Lynch
0.170%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $43,679,029 (collateralized by U.S. Treasury Notes, par value $44,573,100, 0.000%, 09/13/2012, with total market value $44,552,463)(B)	$43,678,823	$43,678,823

TOTAL REPURCHASE AGREEMENT
(Cost $43,678,823)		43,678,823

U.S. TREASURY OBLIGATION (C) — 6.9%
United States Treasury Bills
0.045%, 05/10/12
(Cost $11,999,865)	12,000,000	11,999,856

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%
(Cost $221,563)	221,563	221,563
TOTAL INVESTMENTS — 130.1%
(Cost $337,749,740)		$226,271,721

Percentages are based on Net Assets of $173,862,063

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2012. The total value of securities on loan at April 30, 2012 was $36,433,234.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2012 was $43,678,823.
(C)	The rate reported is the effective yield at time of purchase.

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$170,371,479	$—	$—	$170,371,479
Repurchase Agreement	—	43,678,823	—	43,678,823
U.S. Treasury Obligation	—	11,999,856	—	11,999,856
Time Deposit	—	221,563	—	221,563
Total Investments in Securities	$170,371,479	$55,900,242	$—	$226,271,721

For the period ended April 30, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities.

For the period ended April 30, 2012, there were no Level 3 assets and liabilities.

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Lithium ETF

Sector Weightings†:

† Percentages based on total investments. Short-Term Investments include a Repurchase Agreement held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%

AUSTRALIA—13.0%
Basic Materials — 13.0%
Galaxy Resources * (A)	4,424,206	$3,157,711
Orocobre * (A)	2,315,798	3,619,415
Reed Resources *	7,465,129	1,594,548
Talison Lithium *	990,157	3,297,683
TOTAL AUSTRALIA		11,669,357

CANADA—13.3%
Basic Materials — 12.6%
Avalon Rare Metals * (A)	1,229,201	3,098,356
Canada Lithium * (A)	7,433,887	4,289,432
Lithium Americas *	1,534,180	1,894,720
Lithium One *	1,612,816	2,024,489
Industrials — 0.7%
Electrovaya * (A)	780,656	600,596
TOTAL CANADA		11,907,593

CHILE—19.6%
Basic Materials — 19.6%
Sociedad Quimica y Minera de Chile ADR (A)	301,858	17,595,303

CHINA—1.1%
Industrials — 1.1%
China BAK Battery *	1,327,011	1,021,798

FRANCE—4.4%
Industrials — 4.4%
Saft Groupe	143,414	3,956,196

HONG KONG— 1.1%
Industrials — 1.1%
Coslight Technology International Group	3,428,967	1,012,075

The accompanying notes are an integral part of the financial statements.

17

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Lithium ETF

	Shares/Number of Rights/Face Amount	Value
COMMON STOCK — continued

JAPAN—4.3%
Industrials — 4.3%
GS Yuasa (A)	742,774	$3,851,559

UNITED STATES— 43.0%
Basic Materials — 31.8%
FMC	172,736	19,078,691
Rockwood Holdings *	171,280	9,478,635
Industrials — 11.2%
A123 Systems * (A)	1,693,360	1,727,227
Exide Technologies *	1,511,883	4,354,223
Ultralife *	377,232	1,897,477
Valence Technology * (A)	2,739,475	1,999,817
TOTAL UNITED STATES		38,536,070
TOTAL COMMON STOCK
(Cost $101,774,403)		89,549,951

RIGHTS — 0.1%

Australia — 0.1%
Reed Resources, Expires 05/02/2012
(Cost $–)	5,750,046	29,956

REPURCHASE AGREEMENT — 15.3%
Merrill Lynch
0.170%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $13,760,565 (collateralized by U.S. Treasury Notes, par value $14,002,700, 0.250%-1.500%, 12/15/2014-08/31/2018, with total market value $14,035,760)(B)	$13,760,500	13,760,500

TOTAL REPURCHASE AGREEMENT
(Cost $13,760,500)		13,760,500

U.S. TREASURY OBLIGATION (C) — 5.0%
United States Treasury Bills
0.045%, 05/10/12
(Cost $4,499,949)	4,500,000	4,499,946

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%
(Cost $24,151)	24,151	24,151

TOTAL INVESTMENTS — 120.2%
(Cost $120,059,003)		$107,864,504

The accompanying notes are an integral part of the financial statements.

18

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Lithium ETF

Percentages are based on Net Assets of $89,701,263.

* Non-income producing security.

ADR — American Depositary Receipt

(A)	This security or a partial position of this security is on loan at April 30, 2012. The total value of securities on loan at April 30, 2012 was $9,517,176.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2012 was $13,760,500.
(C)	The rate reported is the effective yield at time of purchase.

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$89,549,951	$—	$—	$89,549,951
Rights	29,956	—	—	29,956
Repurchase Agreement	—	13,760,500	—	13,760,500
U.S. Treasury Obligation	—	4,499,946	—	4,499,946
Time Deposit	—	24,151	—	24,151
Total Investments in Securities	$89,579,907	$18,284,597	$—	$107,864,504

For the period ended April 30, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities.

For the period ended April 30, 2012, there were no Level 3 assets and liabilities.

The accompanying notes are an integral part of the financial statements.

19

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Fertilizers/Potash ETF

Sector Weightings†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.7%

AUSTRALIA—9.5%

Basic Materials — 9.5%
Incitec Pivot	384,314	$1,309,424
Nufarm	261,322	1,339,638
TOTAL AUSTRALIA		2,649,062

CANADA—11.3%
Basic Materials — 11.3%
Agrium	18,225	1,605,446
Allana Potash *	258,193	133,298
Migao *	60,026	171,355
Potash Corp of Saskatchewan	29,101	1,237,258
TOTAL CANADA		3,147,357

CHILE—4.7%
Basic Materials — 4.7%
Sociedad Quimica y Minera de Chile ADR	22,300	1,299,867

CHINA—4.2%
Basic Materials — 4.2%
China BlueChemical	1,621,814	1,160,133

GERMANY—4.2%
Basic Materials — 4.2%
K+S	23,407	1,169,792

HONG KONG— 2.5%
Basic Materials — 2.5%
Sinofert Holdings	3,175,654	691,725

ISRAEL—9.6%
Basic Materials — 9.6%
Israel Chemicals	120,767	1,385,464
The Israel Corp	1,975	1,290,524
TOTAL ISRAEL		2,675,988

JAPAN—1.4%
Basic Materials — 1.4%
Nihon Nohyaku	87,769	397,951

The accompanying notes are an integral part of the financial statements.

20

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Fertilizers/Potash ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

NORWAY—5.5%
Basic Materials — 5.5%
Yara International	31,355	$1,537,904

RUSSIA—4.3%
Basic Materials — 4.3%
Uralkali GDR	31,380	1,187,733

SOUTH KOREA— 1.1%
Basic Materials — 1.1%
Namhae Chemical	35,947	296,451

SWITZERLAND—5.5%
Basic Materials — 5.5%
Syngenta	4,328	1,519,676

TAIWAN—4.7%
Basic Materials — 4.7%
Taiwan Fertilizer	546,779	1,310,390

TURKEY—2.2%
Basic Materials — 2.2%
Bagfas Bandirma Gubre Fabrik	3,195	360,205
Gubre Fabrikalari *	35,913	251,519
TOTAL TURKEY		611,724

UNITED STATES— 29.0%
Basic Materials — 29.0%
CF Industries Holdings	9,064	1,749,896
Intrepid Potash *	54,727	1,359,966
Mosaic	24,022	1,268,842
Scotts Miracle-Gro, Cl A	28,737	1,505,819
Terra Nitrogen	8,046	2,156,328
TOTAL UNITED STATES		8,040,851
TOTAL COMMON STOCK
(Cost $29,017,287)		27,696,604

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%
(Cost $2,770)	$2,770	2,770
TOTAL INVESTMENTS — 99.7%
(Cost $29,020,057)		$27,699,374

Percentages are based on Net Assets of $27,772,782.

The accompanying notes are an integral part of the financial statements.

21

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Fertilizers/Potash ETF

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$27,696,604	$—	$—	$27,696,604
Time Deposit	—	2,770	—	2,770
Total Investments in Securities	$27,696,604	$2,770	$—	$27,699,374

For the period ended April 30, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities.

For the period ended April 30, 2012, there were no Level 3 assets and liabilities.

The accompanying notes are an integral part of the financial statements.

22

Schedule of Investments	April 30, 2012 (Unaudited)

Global X S&P/TSX Venture 30 Canada ETF

Sector Weightings†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 100.0%
CANADA—100.0%
Basic Materials — 60.8%
Atac Resources *	38,507	$106,417
Aurcana *	66,801	71,004
Barisan Gold *	4,920	921
Bear Creek Mining *	24,722	83,837
Belo Sun Mining *	58,995	66,887
Canaco Resources *	122,734	115,546
CB Gold *	63,722	63,216
Copper Fox Metals *	42,805	45,065
Galway Resources *	39,694	49,826
Gold Canyon Resources *	23,579	39,861
Hana Mining *	33,107	46,250
Kaminak Gold, Cl A *	36,553	65,495
Lumina Copper *	4,942	66,537
PMI Gold *	61,079	56,884
Quest Rare Minerals *	21,238	42,354
Rio Alto Mining *	59,592	253,968
Roxgold *	39,304	40,981
Sandstorm Gold *	89,525	163,127
Trelawney Mining and Exploration *	60,712	200,970
		1,579,146
Consumer Services — 1.8%
Intertainment Media *	93,942	46,598
Oil & Gas — 37.4%
Africa Oil *	40,797	225,491
Americas Petrogas *	36,391	100,569
Arcan Resources *	28,765	103,663
CGX Energy *	55,325	45,364
Madalena Ventures *	54,857	29,432
Painted Pony Petroleum, Cl A *	24,401	196,868
Petrofrontier *	28,135	41,298
Pinecrest Energy *	62,042	164,549

The accompanying notes are an integral part of the financial statements.

23

Schedule of Investments	April 30, 2012 (Unaudited)

Global X S&P/TSX Venture 30 Canada ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
Renegade Petroleum *	17,612	$63,826
		971,060
TOTAL CANADA		2,596,804
TOTAL COMMON STOCK
(Cost $3,073,612)		2,596,804
TOTAL INVESTMENTS — 100.0%
(Cost $3,073,612)		$2,596,804

Percentages are based on Net Assets of $2,595,788.

* Non-income producing security.

Cl — Class

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,596,804	$—	$—	$2,596,804
Total Investments in Securities	$2,596,804	$—	$—	$2,596,804

For the period ended April 30, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities.

For the period ended April 30, 2012, there were no Level 3 assets and liabilities.

The accompanying notes are an integral part of the financial statements.

24

Statements of Assets and Liabilities
April 30, 2012 (Unaudited)

	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Pure Gold Miners ETF
Assets:
Cost of Investments	$360,211,593	$42,897,837	$5,602,782
Cost of Repurchase Agreement	12,775,653	—	—
Cost of Foreign Currency	15,029	608	2,107
Market Value of Securities on Loan	12,244,009	—	—
Investments at Value	$315,999,984	$29,444,484	$4,654,507
Repurchase Agreement	12,775,653	—	—
Foreign Currency at Value	15,113	611	2,115
Receivable for Investment Securities Sold	31,215,006	—	—
Receivable for Capital Shares Sold	7,399,000	1,374,500	—
Dividend and Interest Receivable	617,774	—	—
Total Assets	368,022,530	30,819,595	4,656,622

Liabilities:
Payable for Investment Securities Purchased	38,906,080	1,392,331	—
Obligation to Return Securities Lending Collateral	12,775,653	—	—
Payable for Capital Shares Redeemed	2,131,000	—	—
Payable due to Investment Adviser	162,369	14,258	2,223

Total Liabilities	53,975,102	1,406,589	2,223

Net Assets	$314,047,428	$29,413,006	$4,654,399

Net Assets Consist of:

Paid-in Capital	$381,148,094	$45,101,605	$5,885,500
Undistributed (Distributions in Excess of) Net Investment Income	351,177	(729,890)	(86,108)
Accumulated Net Realized Loss on Investments and Foreign Currency Translations	(23,230,034)	(1,505,308)	(196,727)
Net Unrealized Depreciation on Investments	(44,211,609)	(13,453,353)	(948,275)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(10,200)	(48)	9

Net Assets	$314,047,428	$29,413,006	$4,654,399
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	14,700,000	3,100,000	400,000

Net Asset Value, Offering and Redemption Price Per Share	$21.36	$9.49	$11.64

The accompanying notes are an integral part of the financial statements.

25

Statements of Assets and Liabilities
April 30, 2012 (Unaudited)

	Global X Copper Miners ETF	Global X Aluminum ETF	Global X Uranium ETF
Assets:
Cost of Investments	$37,939,170	$3,705,561	$294,070,917
Cost of Repurchase Agreement	637,125	—	43,678,823
Cost of Foreign Currency	31,025	—	136,219
Market Value of Securities on Loan	590,625	—	36,433,234
Investments at Value	$32,821,176	$2,562,998	$182,592,898
Repurchase Agreement	637,125	—	43,678,823
Foreign Currency at Value	32,433	—	137,681
Receivable for Investment Securities Sold	4,270,984	—	3,135,703
Dividend and Interest Receivable	48,687	7,594	94,198
Reclaim Receivable	11,938	—	—
Total Assets	37,822,343	2,570,592	229,639,303

Liabilities:

Payable for Investment Securities Purchased	3,641,493	—	—
Obligation to Return Securities Lending Collateral	637,125	—	43,678,823
Payable for Capital Shares Redeemed	684,500	—	—
Payable due to Investment Adviser	17,692	1,490	98,567
Due to Custodian	—	—	11,999,850
Overdraft of Foreign Currency*	—	9,484	—

Total Liabilities	4,980,810	10,974	55,777,240

Net Assets	$32,841,533	$2,559,618	$173,862,063

*Proceeds of Foreign Currency	$—	$9,485	$—

Net Assets Consist of:

Paid-in Capital	$41,448,377	$4,242,676	$342,746,555
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss)	(320,475)	24,720	(335,214)
Accumulated Net Realized Loss on Investments and Foreign Currency Translations	(3,167,153)	(565,470)	(57,078,186)
Net Unrealized Depreciation on Investments	(5,117,994)	(1,142,563)	(111,478,019)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(1,222)	255	6,927
Net Assets	$32,841,533	$2,559,618	$173,862,063

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,400,000	250,000	19,450,000

Net Asset Value, Offering and Redemption Price Per Share	$13.68	$10.24	$8.94

The accompanying notes are an integral part of the financial statements.

26

Statements of Assets and Liabilities
April 30, 2012 (Unaudited)

	Global X Lithium ETF	Global X Fertilizers/Potash ETF	Global X S&P/TSX Venture 30 Canada ETF
Assets:
Cost of Investments	$106,298,503	$29,020,057	$3,073,612
Cost of Repurchase Agreement	13,760,500	—	—
Cost of Foreign Currency	23,148	57,344	1,733
Market Value of Securities on Loan	9,517,176	—	—
Investments at Value	$94,104,004	$27,699,374	$2,596,804
Repurchase Agreement	13,760,500	—	—
Foreign Currency at Value	23,513	57,303	1,755
Dividend and Interest Receivable	130,373	57,215	—
Reclaim Receivable	—	7,630	—
Total Assets	108,018,390	27,821,522	2,598,559

Liabilities:

Payable for Investment Securities Purchased	—	33,141	—
Obligation to Return Securities Lending Collateral	13,760,500	—	—
Payable due to Investment Adviser	56,683	15,599	1,573
Due to Custodian	4,499,944	—	1,198
Total Liabilities	18,317,127	48,740	2,771

Net Assets	$89,701,263	$27,772,782	$2,595,788

Net Assets Consist of:

Paid-in Capital	$124,236,582	$31,750,000	$4,112,312
Undistributed (Distributions in Excess of) Net Investment Income	(7,940)	31,492	(102,641)
Accumulated Net Realized Loss on Investments and Foreign Currency Translations	(22,335,844)	(2,688,218)	(937,096)
Net Unrealized Depreciation on Investments	(12,194,499)	(1,320,683)	(476,808)
Net Unrealized Appreciation on Foreign Currency Translations	2,964	191	21

Net Assets	$89,701,263	$27,772,782	$2,595,788
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	5,600,000	2,000,000	250,000

Net Asset Value, Offering and Redemption Price Per Share	$16.02	$13.89	$10.38

The accompanying notes are an integral part of the financial statements.

27

Statements of Operations
For the six months ended April 30, 2012 (Unaudited)

	Global X Silver Miners ETF		Global X Gold Explorers ETF		Global X Pure Gold Miners ETF		Global X Copper Miners ETF		Global X Aluminum ETF
Investment Income:
Dividend Income	$2,155,670		$1		$15,949		$279,144		$47,501
Interest Income	—		5		9		—		8
Security Lending Income	111,103		—		—		8,217		—
Less: Foreign Taxes Withheld	(192,346)		—		(1,799)		(11,239)		(1,383)
Total Investment Income	2,074,427		6		14,159		276,122		46,126
Supervision and Administration Fees(1)	1,097,319		85,922		14,576		126,013		10,272
Total Expenses	1,097,319		85,922		14,576		126,013		10,272
Net Expenses	1,097,319		85,922		14,576		126,013		10,272
Net Investment Income (Loss)	977,108		(85,916)		(417)		150,109		35,854

Net Realized Gain (Loss) on:
Investments	(8,208,764	)(2)	(1,259,801	)(2)	(194,128	)(2)	(2,823,997	)(2)	(525,830	)(2)
Foreign Currency Transactions	(48,784)		(4,878)		(184)		12,238		(872)
Net Realized Loss on Investments	(8,257,548)		(1,264,679)		(194,312)		(2,811,759)		(526,702)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(26,401,455)		(6,956,893)		(833,992)		1,627,730		382,305
Foreign Currency Transactions	49,635		(50)		(88)		(4,803)		292

Net Change in Unrealized Appreciation (Depreciation) on Investments	(26,351,820)		(6,956,943)		(834,080)		1,622,927		382,597

Net Realized and Unrealized Loss on Investments	(34,609,368)		(8,221,622)		(1,028,392)		(1,188,832)		(144,105)

Net Decrease in Net Assets Resulting from Operations	$(33,632,260)		$(8,307,538)		$(1,028,809)		$(1,038,723)		$(108,251)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gain/(loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

28

Statements of Operations
For the six months ended April 30, 2012 (Unaudited)

	Global X Uranium ETF		Global X Lithium ETF		Global X Fertilizers/Potash ETF		Global X S&P/TSX Venture 30 Canada ETF
Investment Income:
Dividend Income	$358,513		$378,285		$235,797		$—
Security Lending Income	386,119		202,495		—		—
Less: Foreign Taxes Withheld	(54,380)		(42,360)		(21,935)		—
Total Investment Income	690,252		538,420		213,862		—
Supervision and Administration Fees(1)	631,624		361,642		96,976		10,312
Total Expenses	631,624		361,642		96,976		10,312
Net Expenses	631,624		361,642		96,976		10,312
Net Investment Income (Loss)	58,628		176,778		116,886		(10,312)
Net Realized Gain (Loss) on:
Investments	(33,704,779	)(2)	(14,807,829	)(2)	(2,713,618	)(2)	(426,176)
Foreign Currency Transactions	238,587		(20,243)		7,516		562
Net Realized Loss on Investments	(33,466,192)		(14,828,072)		(2,706,102)		(425,614)
Net Change in Unrealized Appreciation on:
Investments	10,885,128		14,788,075		1,574,877		221,774
Foreign Currency Transactions	11,003		3,273		78		21
Net Change in Unrealized Appreciation on Investments	10,896,131		14,791,348		1,574,955		221,795
Net Realized and Unrealized Loss on Investments	(22,570,061)		(36,724)		(1,131,147)		(203,819)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(22,511,433)		$140,054		$(1,014,261)		$(214,131)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized loss as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

29

Statements of Changes in Net Assets

	Global X Silver Miners ETF			Global X Gold Explorers ETF
	Period Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011 (Audited)	Period Ended April 30, 2012 (Unaudited)		Period Ended October 31, 2011(1) (Audited)
Operations:
Net Investment Income (Loss)	$977,108		$697,307	$(85,916)		$(150,769)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(8,257,548	)(2)	49,906,688 (2)	(1,264,679	)(2)	596,087 (2)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Transactions	(26,351,820)		(47,167,356)	(6,956,943)		(6,496,458)
Net Increase (Decrease) in Net Assets Resulting from Operations	(33,632,260)		3,436,639	(8,307,538)		(6,051,140)
Dividends and Distributions:
Net Investment Income	(528,916)		(3,208,369)	(545,816)		—
Total Dividends and Distributions	(528,916)		(3,208,369)	(545,816)		—
Capital Share Transactions:
Issued	26,016,500		449,418,000	10,874,500		41,769,000
Redeemed	(40,913,500)		(258,212,500)	—		(8,326,000)
Increase (Decrease) in Net Assets from Capital Share Transactions	(14,897,000)		191,205,500	10,874,500		33,443,000
Total Increase (Decrease) in Net Assets	(49,058,176)		191,433,770	2,021,146		27,391,860
Net Assets:
Beginning of Period	363,105,604		171,671,834	27,391,860		—
End of Period	$314,047,428		$363,105,604	$29,413,006		$27,391,860
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss)	$351,177		$(97,015)	$(729,890)		$(98,158)

Share Transactions:
Issued	1,200,000		17,400,000	1,050,000		2,550,000
Redeemed	(1,850,000)		(10,550,000)	—		(500,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(650,000)		6,850,000	1,050,000		2,050,000

(1)	Commenced operations on November 3, 2010.
(2)	Includes realized gain/(loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

30

Statements of Changes in Net Assets

	Global X Pure Gold Miners ETF			Global X Copper Miners ETF
	Period Ended April 30, 2012 (Unaudited)		Period Ended October 31, 2011(1) (Audited)	Period Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011 (Audited)
Operations:
Net Investment Income (Loss)	$(417)		$2,200	$150,109		$1,506,098
Net Realized Loss on Investments and Foreign Currency Transactions	(194,312	)(2)	(3,528)	(2,811,759	)(2)	(8,078,425	)(2)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(834,080)		(114,186)	1,622,927		(7,506,184)
Net Decrease in Net Assets Resulting from Operations	(1,028,809)		(115,514)	(1,038,723)		(14,078,511)
Dividends and Distributions:
Net Investment Income	(86,778)		—	(1,669,576)		(388,853)
Net Realized Gains	—		—	(1,004,381)		—
Total Dividends and Distributions	(86,778)		—	(2,673,957)		(388,853)
Capital Share Transactions:
Issued	636,000		5,249,500	1,521,000		116,788,000
Redeemed	—		—	(10,484,000)		(86,732,000)
Increase (Decrease) in Net Assets from Capital Share Transactions	636,000		5,249,500	(8,963,000)		30,056,000
Total Increase (Decrease) in Net Assets	(479,587)		5,133,986	(12,675,680)		15,588,636
Net Assets:
Beginning of Period	5,133,986		—	45,517,213		29,928,577
End of Period	$4,654,399		$5,133,986	$32,841,533		$45,517,213
Undistributed (Distributions in Excess of) Net Investment Income	$(86,108)		$1,087	$(320,475)		$1,198,992

Share Transactions:
Issued	50,000		350,000	100,000		6,150,000
Redeemed	—		—	(750,000)		(4,900,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	50,000		350,000	(650,000)		1,250,000

(1)	Commenced operations on March 14, 2011.
(2)	Includes realized loss as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

31

Statements of Changes in Net Assets

	Global X Aluminum ETF				Global X Uranium ETF
	Period Ended April 30, 2012 (Unaudited)		Period Ended October 31, 2011(1) (Audited)		Period Ended April 30, 2012 (Unaudited)		Period Ended October 31, 2011(2) (Audited)
Operations:
Net Investment Income	$35,854		$30,803		$58,628		$2,123,060
Net Realized Loss on Investments and Foreign Currency Transactions	(526,702	)(3)	(110,145	)(3)	(33,466,192	)(3)	(19,773,756	)(3)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	382,597		(1,524,905)		10,896,131		(122,367,223)
Net Decrease in Net Assets Resulting from Operations	(108,251)		(1,604,247)		(22,511,433)		(140,017,919)
Dividends and Distributions:
Net Investment Income	(31,384)		—		—		(2,682,085)
Total Dividends and Distributions	(31,384)		—		—		(2,682,085)
Capital Share Transactions:
Issued	—		5,989,000		11,519,000		406,784,000
Redeemed	(1,023,500)		(662,000)		(14,494,500)		(64,735,000)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,023,500)		5,327,000		(2,975,500)		342,049,000
Total Increase (Decrease) in Net Assets	(1,163,135)		3,722,753		(25,486,933)		199,348,996
Net Assets:
Beginning of Period	3,722,753		—		199,348,996		—
End of Period	$2,559,618		$3,722,753		$173,862,063		$199,348,996
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss)	$24,720		$20,250		$(335,214)		$(393,842)

Share Transactions:
Issued	—		400,000		1,150,000		23,900,000
Redeemed	(100,000)		(50,000)		(1,450,000)		(4,150,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)		350,000		(300,000)		19,750,000

(1)	Commenced operations on January 4, 2011.
(2)	Commenced operations on November 4, 2010.
(3)	Includes realized gain/(loss) as a result of in-kind transactions. See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

32

Statements of Changes in Net Assets

	Global X Lithium ETF				Global X Fertilizers/Potash ETF
	Period Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011 (Audited)		Period Ended April 30, 2012 (Unaudited)		Period Ended October 31, 2011(1) (Audited)
Operations:
Net Investment Income (Loss)	$176,778		$(324,650)		$116,886		$91,659
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(14,828,072	)(2)	(1,456,429	)(2)	(2,706,102	)(2)	59,099
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	14,791,348		(34,183,005)		1,574,955		(2,895,447)
Net Increase (Decrease) in Net Assets Resulting from Operations	140,054		(35,964,084)		(1,014,261)		(2,744,689)
Dividends and Distributions:
Net Investment Income	(114,415)		(1,533,031)		(185,936)		—
Net Realized Gains	—		(105,326)		(32,332)		—
Total Dividends and Distributions	(114,415)		(1,638,357)		(218,268)		—
Capital Share Transactions:
Issued	11,963,500		140,851,000		2,052,500		37,904,500
Redeemed	(29,588,500)		(74,264,500)		(8,207,000)		—
Increase (Decrease) in Net Assets from Capital Share Transactions	(17,625,000)		66,586,500		(6,154,500)		37,904,500
Total Increase (Decrease) in Net Assets	(17,599,361)		28,984,059		(7,387,029)		35,159,811
Net Assets:
Beginning of Period	107,300,624		78,316,565		35,159,811		—
End of Period	$89,701,263		$107,300,624		$27,772,782		$35,159,811
Undistributed (Distributions in Excess of) Net Investment Income	$(7,940)		$(70,303)		$31,492		$100,542

Share Transactions:
Issued	750,000		6,550,000		150,000		2,500,000
Redeemed	(1,900,000)		(3,750,000)		(650,000)		—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,150,000)		2,800,000		(500,000)		2,500,000

(1)	Commenced operations on May 25, 2011.
(2)	Includes realized gain/(loss) as a result of in-kind transactions. See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

33

Statements of Changes in Net Assets

	Global X S&P/TSX Venture 30 Canada ETF
	Period Ended April 30, 2012 (Unaudited)	Period Ended October 31, 2011(1) (Audited)
Operations:
Net Investment Loss	$(10,312)	$(16,092)
Net Realized Loss on Investments and Foreign Currency Transactions	(425,614)	(403,595	)(2)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	221,795	(698,582)
Net Decrease in Net Assets Resulting from Operations	(214,131)	(1,118,269)
Dividends and Distributions:
Net Investment Income	(71,812)	—
Total Dividends and Distributions	(71,812)	—
Capital Share Transactions:
Issued	—	6,060,000
Redeemed	—	(2,060,000)
Increase in Net Assets from Capital Share Transactions	—	4,000,000
Total Increase (Decrease) in Net Assets	(285,943)	2,881,731
Net Assets:
Beginning of Period	2,881,731	—
End of Period	$2,595,788	$2,881,731
Distributions in Excess of Net Investment Income/(Accumulated Net Investment Loss)	$(102,641)	$(20,517)

Share Transactions:
Issued	—	400,000
Redeemed	—	(150,000)
Net Increase in Shares Outstanding from Share Transactions	—	250,000

(1)	Commenced operations on March 16, 2011.
(2)	Includes realized gain as a result of in-kind transactions.

 The accompanying notes are an integral part of the financial statements.

34

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)
Global X Silver Miners ETF
2012(Unaudited)	23.66	0.07	(2.33)	(2.26)	(0.04)	—	(0.04)	21.36	(9.56)	314,047	0.65	†	0.58	†	14.03	††
2011	20.20	0.04	3.66	3.70	(0.24)	—	(0.24)	23.66	18.20	363,106	0.65		0.16		26.50
2010(1)	14.50	0.05	5.65	5.70	—	—	—	20.20	39.31	171,672	0.65	†	0.61	†	0.35	††
Global X Gold Explorers ETF
2012(Unaudited)	13.36	(0.04)	(3.58)	(3.62)	(0.25)	—	(0.25)	9.49	(27.21)	29,413	0.65	†	(0.65	)†	22.85	††
2011(2)	15.49	(0.10)	(2.03)	(2.13)	—	—	—	13.36	(13.75)	27,392	0.65	†	(0.65	)†	29.96	††
Global X Pure Gold Miners ETF
2012(Unaudited)	14.67	—	(2.78)	(2.78)	(0.25)	—	(0.25)	11.64	(19.00)	4,654	0.59	†	(0.02	)†	11.86	††
2011(3)	15.15	0.01	(0.49)	(0.48)	—	—	—	14.67	(3.17)	5,134	0.59	†	0.10	†	7.61	††
Global X Copper Miners ETF
2012(Unaudited)	14.92	0.05	(0.38)	(0.33)	(0.57)	(0.34)	(0.91)	13.68	(1.69)	32,842	0.65	†	0.78	†	18.37	††
2011	16.63	0.35	(1.97)	(1.62)	(0.09)	—	(0.09)	14.92	(9.85)	45,517	0.65		1.91		15.78
2010(1)	14.40	—	2.23	2.23	—	—	—	16.63	15.49	29,929	0.65	†	0.06	†	1.36	††
Global X Aluminum ETF
2012(Unaudited)	10.64	0.12	(0.42)	(0.30)	(0.10)	—	(0.10)	10.24	(2.64)	2,560	0.69	†	2.41	†	13.41	††
2011(4)	15.27	0.09	(4.72)	(4.63)	—	—	—	10.64	(30.32)	3,723	0.69	†	0.84	†	15.47	††

(1)	The Fund commenced operations on April 19, 2010.
(2)	The Fund commenced operations on November 3, 2010.
(3)	The Fund commenced operations on March 14, 2011.
(4)	The Fund commenced operations on January 4, 2011.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

35

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)
Global X Uranium ETF
2012(Unaudited)	10.09	—	(1.15)	(1.15)	—	—	—	8.94	(11.40)	173,862	0.69	†	0.06	†	37.29	††
2011(1)	16.78	0.15	(6.45)	(6.30)	(0.39)	—	(0.39)	10.09	(38.70)	199,349	0.69	†	1.10	†	24.17	††
Global X Lithium ETF
2012(Unaudited)	15.90	0.03	0.11 (5)	0.14	(0.02)	—	(0.02)	16.02	0.89	89,701	0.75	†	0.37	†	22.42	††
2011	19.83	(0.04)	(3.62)	(3.66)	(0.25)	(0.02)	(0.27)	15.90	(18.86)	107,301	0.75		(0.22)		24.87
2010(2)	15.51	(0.03)	4.35	4.32	—	—	—	19.83	27.85	78,317	0.75	†	(0.62	)†	5.55	††
Global X Fertilizers/Potash ETF
2012(Unaudited)	14.06	0.06	(0.12)	(0.06)	(0.09)	(0.02)	(0.11)	13.89	(0.32)	27,773	0.69	†	0.83	†	13.61	††
2011(3)	15.05	0.06	(1.05)	(0.99)	—	—	—	14.06	(6.58)	35,160	0.69	†	0.90	†	7.55	††
Global X S&P/TSX Venture 30 Canada ETF
2012(Unaudited)	11.53	(0.04)	(0.82)	(0.86)	(0.29)	—	(0.29)	10.38	(7.27)	2,596	0.75	†	(0.76	)†	76.77	††
2011(4)	15.04	(0.07)	(3.44)	(3.51)	—	—	—	11.53	(23.34)	2,882	0.75	†	(0.77	)†	28.23	††

(1)	The Fund commenced operations on November 4, 2010.
(2)	The Fund commenced operations on July 22, 2010.
(3)	The Fund commenced operations on May 25, 2011.
(4)	The Fund commenced operations on March 16, 2011.
(5)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

36

Notes to Financial Statements

April 30, 2012 (unaudited)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware Statutory Trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eighty-seven portfolios as of April 30, 2012. The financial statements herein and the related notes pertain to the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Pure Gold Miners ETF, Global X Copper Miners ETF, Global X Aluminum ETF, Global X Uranium ETF, Global X Lithium ETF, Global X Fertilizers/Potash ETF and Global X S&P/TSX Venture 30 Canada ETF (the “Funds”). Each Fund is non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Directors (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been

37

Notes to Financial Statements (continued)

April 30, 2012 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2012, there were $764,976 and $10,444 of fair valued securities in the Global X Silver Miners ETF and Global X Pure Gold Miners ETF, respectively. There were no other securities priced using the fair value procedures.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund’s calculated their net asset value. The closing prices of such securities may no longer reflect their market value at the time the Funds calculated net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Sub-administrator, SEI Investments Global Funds Services (“SEIGFS”), monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Funds calculate net asset value. If price movements in a monitored index or security exceed levels established by the Sub-administrator, the Sub-administrator notifies the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

38

Notes to Financial Statements (continued)

April 30, 2012 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)

Level 2 – Other significant observable inputs (including quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2012 there has been no significant changes to the Funds’ fair valuation methodologies.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds’ do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net

39

Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants“) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee per transaction on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown:

	Creation	Transaction		Redemption
	Unit Shares	Fee	Value	Fee
Global X Silver Miners ETF	50,000	$1,000	$1,068,000	$1,000
Global X Gold Explorers ETF	50,000	1,000	474,500	1,000
Global X Pure Gold Miners ETF	50,000	1,000	582,000	1,000
Global X Copper Miners ETF	50,000	1,000	684,000	1,000
Global X Aluminum ETF	50,000	1,000	512,000	1,000
Global X Uranium ETF	50,000	1,000	447,000	1,000
Global X Lithium ETF	50,000	1,000	801,000	1,000
Global X Fertilizers/Potash ETF	50,000	1,000	694,500	1,000
Global X S&P/TSX Venture 30 Canada ETF	50,000	1,000	519,000	1,000

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to

40

Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

3. RELATED PARTY TRANSACTIONS (continued)

a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

Supervision and
Administration Fee
Global X Silver Miners ETF	0.65%
Global X Gold Explorers ETF	0.65%
Global X Pure Gold Miners ETF	0.59%
Global X Copper Miners ETF	0.65%
Global X Aluminum ETF	0.69%
Global X Uranium ETF	0.69%
Global X Lithium ETF	0.75%
Global X Fertilizer/Potash ETF	0.69%
Global X S&P/TSX Venture 30 Canada ETF	0.75%

The Adviser and MCCA Lithium ETF, LLC (“MCCA”), a single purpose limited liability firm, have entered into an agreement, pursuant to which MCCA has agreed to assist the Adviser, in its capacity as sponsor of the Global X Lithium ETF, by providing initial capital and additional financial resources to the Adviser in connection with the listing, launch and the continuing operation of the Global X Lithium Fund. In return, the Adviser has agreed to compensate MCCA for its financial assistance to the Adviser with respect to the Global X Lithium ETF by sharing with MCCA fifty percent (50%) of the Adviser’s Net Profits with respect to the Global X Lithium ETF. For this purpose, the term Net Profits means, for any calendar quarter, the total management fees received by the Adviser with respect to the Global X Lithium ETF less direct expenses, marketing expenses and overhead expenses for the Global X Lithium ETF during such quarter. In the event that there are no Net Profits with respect to the Global X Lithium ETF in any calendar quarter, MCCA shall pay fifty percent of the negative shortfall in Net Profits to the Adviser. The agreement between the parties does not contemplate that MCCA or any of its affiliates will be involved directly or indirectly in the distribution of shares of the Global X Lithium ETF.

SEIGFS serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

41

Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

3. RELATED PARTY TRANSACTIONS (concluded)

SEI Investments Distribution Co. (“SIDCO”) serves as each Funds underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement.

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2012, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
Global X Silver Miners ETF	$48,449,497	$48,260,874
Global X Gold Explorers ETF	6,253,940	6,895,512
Global X Pure Gold Miners ETF	591,218	670,712
Global X Copper Miners ETF	7,280,626	9,754,394
Global X Aluminum ETF	410,144	479,317
Global X Uranium ETF	69,634,947	72,967,179
Global X Lithium ETF	21,835,726	21,802,072
Global X Fertilizers/Potash ETF	3,880,917	4,589,772
Global X S&P/TSX Venture 30 Canada ETF	2,138,312	2,259,445

For the period ended April 30, 2012, in-kind transactions associated with creations and redemptions were:

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X Silver Miners ETF	$25,983,806	$38,760,812	$2,217,613
Global X Gold Explorers ETF	10,887,023	-	-
Global X Pure Gold Miners ETF	628,887	-	-
Global X Copper Miners ETF	1,523,248	10,478,708	(2,232,358)
Global X Aluminum ETF	-	954,402	(343,399)
Global X Uranium ETF	11,548,993	14,494,262	848,207
Global X Lithium ETF	-	17,578,682	(7,591,999)
Global X Fertilizers/Potash ETF	1,913,044	7,383,094	(1,972,412)
Global X S&P/TSX Venture 30 Canada ETF	-	-	-

During the period ended April 30, 2012, there were no purchases or sales of long-term U.S. Government securities for the Funds.

42

Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last period ended October 31, 2011 and 2010 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Totals

Global X Silver Miners ETF
2011	$3,208,369	$–	$3,208,369
2010	–	–	–
Global X Copper Miners ETF
2011	$388,853	$–	$388,853
2010	–	–	–
Global X Uranium ETF
2011	$2,442,914	$239,171	$2,682,085
Global X Lithium ETF
2011	$1,638,357	$–	$1,638,357
2010	–	–	–

As of October 31, 2011, the Components of Tax Basis Distributable Earnings (Accumulated Losses) were as follows:

	Global X Funds
	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Pure Gold Miners ETF
Undistributed Ordinary Income	$–	$545,816	$89,967
Capital Loss Carryforwards	(8,433,466)	(130,976)	–
Unrealized Depreciation on Investments and Foreign Currency	(24,506,024)	(7,250,085)	(205,481)
Total Accumulated Losses	$(32,939,490)	$(6,835,245)	$(115,514)

	Global X Funds
	Global X Copper Miners ETF	Global X Aluminum ETF	Global X Uranium ETF
Undistributed Ordinary Income	$2,582,213	$20,251	$–
Undistributed Long-Term Capital Gain	15,799	–	–
Capital Loss Carryforwards	–	(14,836)	(12,705,798)
Unrealized Depreciation on Investments and Foreign Currency	(7,492,168)	(1,548,838)	(133,623,067)
Other Temporary Differences	(8)	–	(44,194)
Total Accumulated Losses	$(4,894,164)	$(1,543,423)	$(146,373,059)

43

Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

5. TAX INFORMATION (continued)

	Global X Funds
	Global X Lithium ETF	Global X Fertilizers/Potash ETF	Global X S&P/TSX Venture 30 Canada ETF
Undistributed Ordinary Income	$–	$132,874	$71,812
Capital Loss Carryforwards	(7,329,311)	–	(506,011)
Unrealized Depreciation on Investments and Foreign Currency	(27,231,647)	(2,877,563)	(796,382)
Total Accumulated Losses	$(34,560,958)	$(2,744,689)	$(1,230,581)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2011, the Funds that had capital loss carryforwards are listed below.

	Global X Silver Miners ETF	Global X Uranium ETF	Global X Lithium ETF
Oct. 2019	$8,433,466	$12,705,798	$7,329,311
Total	$8,433,466	$12,705,798	$7,329,311

During the fiscal year ended October 31, 2011, Global X Copper Miners ETF utilized $10,213 of capital loss carry forwards to offset capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be used prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term	Long-Term
Global X Funds	Loss	Loss	Total
Global X Gold Explorers ETF	$130,976	-	$130,976
Global X Aluminum	14,836	-	14,836
Global X S&P/TSX Venture 30 Canada ETF	506,011	-	506,011

44

Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

5. TAX INFORMATION (concluded)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2012 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Global X Silver Miners ETF	$372,987,246	$16,827,606	$(61,039,215)	$(44,211,609)
Global X Gold Explorers ETF	42,897,837	157,767	(13,611,120)	(13,453,353)
Global X Pure Gold Miners ETF	5,602,782	172,056	(1,120,331)	(948,275)
Global X Copper ETF	38,576,295	1,049,330	(6,167,324)	(5,117,994)
Global X Aluminum ETF	3,705,561	13,944	(1,156,507)	(1,142,563)
Global X Uranium ETF	337,749,740	–	(111,478,019)	(111,478,019)
Global X Lithium ETF	120,059,003	12,074,868	(24,269,367)	(12,194,499)
Global X Fertilizers/Potash ETF	29,020,057	1,948,927	(3,269,610)	(1,320,683)
Global X S&P/TSX Venture 30 Canada ETF	3,073,612	279,914	(756,722)	(476,808)

The preceding differences between book and tax cost are primarily due to mark to market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. The Funds may utilize a representative sampling strategy with respect to its Underlying Index when a replication strategy might be detrimental to its shareholders, such as when

45

Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

6. CONCENTRATION OF RISKS (concluded)

there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its Underlying Index, or, in certain instances, when securities in the Underlying Index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the Underlying Indexes).

Commodity related securities, are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on these Funds.

7. OTHER

At April 30, 2012, the total Shares outstanding that were held by Authorized Participants were as follows. The Authorized Participants have entered into an agreement with the Funds’ Distributor.

		Percentage of
	Authorized	Shares
	Participants	Outstanding
Global X Silver Miners ETF	5	100%
Global X Gold Explorers ETF	4	100%
Global X Pure Gold Miners ETF	3	100%
Global X Copper Miners ETF	4	100%
Global X Aluminum ETF	2	100%
Global X Uranium ETF	7	100%
Global X Lithium ETF	4	100%
Global X Fertilizers/Potash ETF	4	100%
Global X S&P/TSX Venture 30 Canada ETF	2	100%

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

8. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of April 30, 2012, the value of securities on loan was $12,244,009, $590,625, $36,433,234 and $9,517,176 for the Global X Silver Miners ETF, Global X Copper Miners ETF, Global X Uranium ETF and Global X Lithium ETF, respectively.

46

Notes to Financial Statements (concluded)
April 30, 2012 (unaudited)

9. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds maximum exposure under these arrangements is unknown. However the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. NEW ACCOUNTING PROUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Adoption of ASU 2011-04 will not materially affect the Funds’ financial condition or results of operations.

11. SUBSEQUENT EVENT

The Funds have been evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosure or adjustments were required to the financial statements as the date the financial statements were issued.

Subsequent to half-year end, on May 25, 2012, the Board of Trustees of the Trust (including the Independent Trustees) initially considered and unanimously approved the Investment Advisory Agreement and the Supervision and Administration Agreement for the Global X Top Guru Holdings Index ETF, Global X Top Value Guru Holdings Index ETF, and Global X Top Activist Investor Holdings Index ETF.

Subsequent to half-year end, on May 25, 2012, the Board of Trustees of the Trust determined that it is in the best interest of the Global X S&P/TSX Venture 30 Canada ETF to modify the Fund’s investment objective and strategies and to change the Fund’s name. The Fund will be renamed the Global X Junior Miners ETF and will pursue the investment objective and strategies outlined below. These changes are scheduled to go into effect on or about September 3, 2012.

The Fund currently seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/TSX Venture 30 Index. The S&P/TSX Venture 30 Index is a free-float adjusted, modified capitalization-weighted index designed to provide exposure to the 30 most liquid securities on the TSX Venture Exchange. The TSX Venture exchange is Canada’s junior listings market for emerging companies. Currently the Fund is mostly comprised of small-capitalization companies based in Canada that operate within the mining and energy sectors. Upon implementation of the change, the Fund’s new objective will be to provide

47

Notes to Financial Statements (concluded)
April 30, 2012 (unaudited)

11. SUBSEQUENT EVENT (continued)

investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Junior Miners Index. The Solactive Junior Miners Index is designed to track the market performance of small-capitalization mining companies globally, and therefore the geographic scope of the Fund will expand accordingly. The Fund intends to focus its investments on small-capitalization mining companies including those engaged in mining, producing, smelting, and/or refining materials including but not limited to gold, silver, copper, aluminum, titanium and nickel.

This change is intended to position the Fund to benefit from the growth of commodity consumption around the world by investing in companies that are key elements of the commodity supply chain. This change also allows the Fund to diversify its investments geographically, although the change will increase the Fund’s exposure to emerging markets which may increase the risk of the Fund’s investments. These risks will be described in an updated Summary Prospectus and Statutory Prospectus that will be available at the time the changes described herein become effective.

The Fund also expects to gain certain cost efficiencies associated with the change in investment objective, and upon implementation of the change the total annual expense ratio of the Fund will be reduced from 0.75% to 0.69%.

Subsequent to half-year end, the following investment portfolio of the Trust commenced operations.

Fund Name	Commenced Operations
Global X Top Guru Holdings Index ETF	06/04/2012

48

Disclosure of Fund Expenses (unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

49

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 11/1/2011	Ending Account Value 4/30/2012	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Silver Miners ETF
Actual Fund Return	$1,000.00	$904.40	0.65%	$3.08
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27
Global X Gold Explorers ETF
Actual Fund Return	$1,000.00	727.90	0.65	2.79
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27
Global X Pure Gold Miners ETF
Actual Fund Return	$1,000.00	810.00	0.59	2.66
Hypothetical 5% Return	1,000.00	1,021.93	0.59	2.97
Global X Copper Miners ETF
Actual Fund Return	$1,000.00	983.10	0.65	3.20
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27
Global X Aluminum ETF
Actual Fund Return	$1,000.00	973.60	0.69	3.39
Hypothetical 5% Return	1,000.00	1,021.43	0.69	3.47
Global X Uranium ETF
Actual Fund Return	$1,000.00	886.00	0.69	3.24
Hypothetical 5% Return	1,000.00	1,021.43	0.69	3.47
Global X Lithium ETF
Actual Fund Return	$1,000.00	1,008.90	0.75	3.75
Hypothetical 5% Return	1,000.00	1,021.13	0.75	3.77
Global X Fertilizers/Potash ETF
Actual Fund Return	$1,000.00	996.80	0.69	3.43
Hypothetical 5% Return	1,000.00	1,021.43	0.69	3.47
Global X S&P/TSX Venture 30 Canada ETF
Actual Fund Return	$1,000.00	927.30	0.75	3.59
Hypothetical 5% Return	1,000.00	1,021.13	0.75	3.77

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 182/366 (to reflect the one-half year period.)

50

Approval of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not "interested persons" of the mutual fund, as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and approve each agreement with such changes as the Independent Trustees deem appropriate.

At a quarterly Board meeting held on November 11, 2011, the Board of Trustees (including the Independent Trustees) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement ("Renewal Investment Advisory Agreement") for each Fund covered by this Semi-Annual Report and other series of the Trust (each a "Renewal Fund") and (ii) the Supervision and Administration Agreement between the Trust ("Renewal Supervision and Administration Agreement"), on behalf of each Renewal Fund, and Global X Management Company ("Global X Management"). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the "Renewal Agreements."

In advance of the Board meeting, the Board (including the Independent Trustees) requested (in writing) detailed information from Global X Management in connection with their consideration of the Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information.

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board concluded that the Renewal Agreements were fair and reasonable and in the best interests of each Renewal Fund and its shareholders, respectively. In approving the continuation of the Renewal Agreements for each Renewal Fund, the Board considered among other things the following categories of material factors. In addition, the Board based their determinations regarding the continuation of each of the Renewal Fund Agreements on their consideration of all of the materials provided to them by Global X Management and each Renewal Fund’s other service providers throughout the year.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Certain factors considered by the Board (including the Independent Trustees) with respect to the approval of the continuation of the Renewal Agreements are discussed separately below.

RENEWAL AGREEMENTS

Nature, extent and quality of services

With respect to this factor, the Board considered:

•       the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•       Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund. In connection with these considerations, the Board noted that Global X Management had significantly increased its support staff and operational resources since the inception of each Renewal Fund;

•       Global X Management’s responsibilities under the Renewal Agreements, among other things,

51

Approval of Investment Advisory Agreement (unaudited) (continued)

to: (i) manage the investment operations of each Renewal Fund and the composition of each Renewal Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by each Renewal Fund, (iv) select broker- dealers to execute portfolio transactions for each Renewal Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of each Renewal Fund, the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for each Renewal Fund that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including creation units) of each Renewal Fund by shareholders and new investors;

•       the nature, extent and quality of the all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to each Renewal Fund and the adequacy of Global X Management’s personnel resources that would continue to be made available to each Renewal Fund; and

•       Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Renewal Funds by Global X Management.

Performance

With respect to this fact, the Board considered each Renewal Fund’s total return and investment performance relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds in the same classification as each of the Renewal Funds, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds, pertinent indexes, and pertinent registered fund performance rankings. The Board noted that most of the Renewal Funds had only been in operations for a few months and that some Renewal Funds had not yet commenced operations. The Board observed that, for the Renewal Funds that had not commenced operations, meaningful data relating to investment performance was not available and, therefore, could not be a factor in approving the Renewal Agreements for the non- operational Renewal Funds.

Based on these considerations and comparisons, the Board concluded that the investment performance of each operational Renewal Fund did not adversely affect the Board approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management and related services to each Renewal Fund. In this regard, the Board considered the Management Fee that has been borne by each Renewal Fund under the Renewal Agreements for the various investment advisory, supervisory and administrative services that each Renewal Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by each Renewal Fund).

52

Approval of Investment Advisory Agreement (unaudited) (continued)

In addition, the Board considered the current and expected profitability to Global X Management from all services provided to the Renewal Funds and all aspects of Global X Management’s relationship with each of the Renewal Funds. In connection with these considerations, the Global X Management provided the Board with financial information regarding its operations and services to the Renewal Funds and discussed with the Board its current and expected profitability with respect to the Renewal Funds. Global X Management noted that it was likely that it would not generate profits in the upcoming year from its services to certain of the newer or smaller Renewal Funds because of the small amount of assets under management for those Renewal Funds.

Based on these considerations, the Board concluded that the profits anticipated to be realized by Global X Management from its relationship with each of the Renewal Funds would not be excessive and should not preclude approval of the continuance of each Renewal Agreement.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•       comparative information with respect to the Management Fee paid to Global X Management by each of the Renewal Funds. In connection with this consideration, Global X Management provided the Board with detailed comparative expense data for each of the Renewal Funds, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and other comparable registered funds and fees and expenses paid by other funds that are series of the Trust under the same unified Management Fee structure;

•       the structure of the unified Management Fee structure (which includes as one component the investment advisory fee for each Renewal Fund) and the current total expense ratios for each of the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of each of the Renewal Funds and that the proposed Management Fee for each Renewal Fund was set at a competitive fee to make each Renewal Fund viable in the marketplace; and

•       that Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each Renewal Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as asset-based custody fees for certain of the Renewal Funds, taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the Management Fee and total expense ratio of each Renewal Fund should not preclude approval of the Renewal Agreements.

Economies of Scale

With respect to this factor, the Board considered:

•       the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for each Renewal Fund reflected these economies of scale;

•       the significant investment of time, personnel and other resources that Global X Management

53

Approval of Investment Advisory Agreement (unaudited) (concluded)

has made and intends to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•       that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that continuation of the unitary Management Fee for each Renewal Fund was reasonable.

Other Benefits

The Board considered any other benefits realized by Global X Management as a result from its relations relationships with each Renewal Fund and concluded that all information it considered supported approval of the continuation of the Renewal Agreements.

54

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their Funds holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at GlobalXFunds.com.

55

notice to shareholders (unaudited)

For shareholders that do not have a February 27, 2012 tax year end, this notice is for informational purposes only. For shareholders with a February 27, 2012 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended February 27, 2012, the liquidated Funds have designated the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	Interest Related Dividends (3)	Short Term Capital Gain Dividends(4)
Global X Oil Equities ETF	0.00%	100.00%	100.00%	58.48%	100.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid for foreign investors.

(4) The percentage in this column represents the amount of "Short-Term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

For the short period ended February 27, 2012, the Funds designate all distributions in the short period as ordinary income distributions

On February 27, 2012, the Funds paid per share income distributions to the shareholders of record on February 21, 2012:

Net Investment Income
Global X Oil Equities ETF	0.0031

56

notes

57

notes

58

notes

59

399 Park Ave, 32nd floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser:

Global X Management Company LLC

399 Park Avenue, 32nd floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for the Independent Trustees:

Dechert LLP

1175 I Street N.W.

Washington, DC 20007

This information must be preceded or accompanied by a current prospectus for the Funds described.

60

Global X China Consumer ETF (ticker: CHIQ)

Global X China Energy ETF (ticker: CHIE)

Global X China Financials ETF (ticker: CHIX)

Global X China Industrials ETF (ticker: CHII)

Global X China Materials ETF (ticker: CHIM)

Global X NASDAQ China Technology ETF (ticker: QQQC)

Global X FTSE ASEAN 40 ETF (ticker: ASEA)

Global X FTSE Andean 40 ETF (ticker: AND)

Global X FTSE Colombia 20 ETF (ticker: GXG)

Global X Brazil Mid Cap ETF (ticker: BRAZ)

Global X Brazil Consumer ETF (ticker: BRAQ)

Global X Brazil Financials ETF (ticker: BRAF)

Global X FTSE Argentina 20 ETF (ticker: ARGT)

Global X FTSE Greece 20 ETF (ticker: GREK)

Global X FTSE Norway 30 ETF (ticker: NORW)

Global X FTSE Nordic Region ETF (ticker: GXF)

Semi Annual Report

April 30, 2012

Schedules of Investments
Global X China Consumer ETF	1
Global X China Energy ETF	4
Global X China Financials ETF	6
Global X China Industrials ETF	8
Global X China Materials ETF	11
Global X NASDAQ China Technology ETF	13
Global X FTSE ASEAN 40 ETF	15
Global X FTSE Andean 40 ETF	18
Global X FTSE Colombia 20 ETF	21
Global X Brazil Mid Cap ETF	23
Global X Brazil Consumer ETF	27
Global X Brazil Financials ETF	30
Global X FTSE Argentina 20 ETF	32
Global X FTSE Greece 20 ETF	34
Global X FTSE Norway 30 ETF	36
Global X FTSE Nordic Region ETF	38
Statements of Assets and Liabilities	41
Statements of Operations	45
Statements of Changes in Net Assets	49
Financial Highlights	57
Notes to Financial Statements	60
Disclosure of Fund Expenses	73
Approval of Investment Advisory Agreement	76
Supplemental Information	81
Notice to Shareholders	82

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	April 30, 2012 (Unaudited)

Global X China Consumer ETF

Sector Weightings†:

† Percentages based on total investments. Short-Term Investments include a Repurchase Agreement held as collateral for securities lending activity.  Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK— 99.8%

CHINA—81.5%

Consumer Goods — 44.1%
361 Degrees International (A)	2,383,120	$755,605
Anta Sports Products (A)	2,120,115	2,095,891
China Yurun Food Group	3,766,916	4,821,132
Dongfeng Motor Group, Cl H	3,284,043	6,476,108
Great Wall Motor, Cl H (A)	2,843,681	6,142,833
Guangzhou Automobile Group, Cl H *	6,054,568	6,718,931
Hengan International Group	600,159	6,354,593
Li Ning (A)	942,326	867,188
Prime Success International Group	1,655,898	2,364,761
Shenzhou International Group Holdings	815,407	1,534,409
Tingyi Cayman Islands Holding	2,217,677	5,916,740
Tsingtao Brewery, Cl H	795,020	4,826,283
Uni-President China Holdings (A)	2,658,896	2,416,041
Want Want China Holdings	5,340,681	6,553,110
Zhongpin (A) *	64,592	609,748
		58,453,373
Consumer Services — 29.6%
Air China, Cl H	5,512,083	3,999,797
Ajisen China Holdings (A)	1,288,148	1,444,438
China Southern Airlines, Cl H *	4,907,005	2,207,272
Focus Media Holding ADR (A)	104,257	2,490,700
Golden Eagle Retail Group (A)	1,705,565	4,473,491
GOME Electrical Appliances Holding (A)	30,196,679	5,448,803
Home Inns & Hotels Management ADR(A) *	37,704	895,847
Intime Department Store Group	3,207,429	4,051,324
New Oriental Education & Technology Group ADR *	190,930	5,103,559
Parkson Retail Group	3,789,697	4,239,728
PCD Stores Group	7,736,127	957,213
Peak Sport Products (A)	1,695,713	395,589
Wumart Stores, Cl H	1,425,262	3,295,573
Youku.com ADR (A) *	13,159	316,342
		39,319,676
Health Care — 7.8%
Shandong Weigao Group Medical Polymer, Cl H	4,515,197	5,220,150

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	April 30, 2012 (Unaudited)

Global X China Consumer ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Health Care — continued
Sinopharm Group, Cl H	1,991,991	$5,224,751
		10,444,901
TOTAL CHINA		108,217,950

HONG KONG— 18.3%
Consumer Goods — 12.4%
AviChina Industry & Technology, Cl H	5,499,954	2,537,791
Bosideng International Holdings	7,760,936	2,240,660
China Agri-Industries Holdings	4,345,680	3,203,816
China Foods	2,004,668	2,170,379
China Resources Enterprise	1,765,174	6,415,795
		16,568,441
Consumer Services — 5.9%
China Dongxiang Group(A)	7,458,119	1,009,328
China Travel International Investment Hong Kong	7,486,733	1,505,327
Chow Tai Fook Jewelry Group *	2,964,625	4,462,996
New World Department Store China	1,063,951	726,794
		7,704,445
TOTAL HONG KONG		24,272,886
TOTAL COMMON STOCK
(Cost $135,116,224)		132,490,836

REPURCHASE AGREEMENT — 16.2%
Merrill Lynch
0.170%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $21,503,650 (collateralized by U.S. Treasury Notes, par value $21,969,800, 0.250%, 12/15/14, with a total market value of $21,933,677) (B)
(Cost $21,503,548)	$21,503,548	21,503,548

TOTAL REPURCHASE AGREEMENT
(Cost $21,503,548)		21,503,548

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%
(Cost $152,100)	152,100	152,100
TOTAL INVESTMENTS — 116.1%
(Cost $156,771,872)		$154,146,484

Percentages are based on Net Assets of $132,792,585.

* Non-income producing security.
ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	April 30, 2012 (Unaudited)

Global X China Consumer ETF

(A)	This security or a partial position of this security is on loan at April 30, 2012. The total value of securities on loan at April 30, 2012 was $21,435,648.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2012 was $21,503,548.

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$132,490,836	$—	$—	$132,490,836
Repurchase Agreement	—	21,503,548	—	21,503,548
Time Deposit	—	152,100	—	152,100
Total Investments in Securities	$132,490,836	$21,655,648	$—	$154,146,484

For the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 investments.

For the period ended April 30, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

3

Schedule of Investments	April 30, 2012 (Unaudited)

Global X China Energy ETF

Sector Weightings †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.9%

CHINA— 63.5%

Energy — 52.4%
China Coal Energy, Cl H	203,904	$234,163
China Longyuan Power Group, Cl H	240,687	190,163
China Oilfield Services, Cl H	152,880	247,882
China Petroleum & Chemical, Cl H	437,024	470,896
China Shenhua Energy, Cl H	111,501	495,087
JA Solar Holdings ADR *	14,033	18,243
LDK Solar ADR *	13,167	41,871
PetroChina, Cl H	327,931	497,054
Suntech Power Holdings ADR *	16,180	40,774
Tianneng Power International	55,415	27,427
Trina Solar ADR *	3,281	23,820
Yanzhou Coal Mining, Cl H *	105,697	220,967
Yingli Green Energy Holding ADR *	6,622	24,104
		2,532,451
Utilities — 11.1%
Datang International Power Generation, Cl H	280,589	99,814
ENN Energy Holdings	64,683	227,597
Huadian Power International, Cl H	137,768	31,785
Huaneng Power International, Cl H	300,400	178,103
		537,299
TOTAL CHINA		3,069,750

HONG KONG— 36.4%

Energy — 26.6%
Beijing Enterprises Holdings	36,694	205,257
China Gas Holdings	281,693	140,145
CNOOC	232,325	495,274
Kunlun Energy	125,122	220,614
Shougang Fushan Resources Group	409,642	143,611
United Energy Group *	348,731	75,961
		1,280,862
Utilities — 9.8%
China Power International Development	143,640	32,584
China Resources Power Holdings	127,240	232,221
GCL-Poly Energy Holdings	813,609	210,778
		475,583

The accompanying notes are an integral part of the financial statements.

4

Schedule of Investments	April 30, 2012 (Unaudited)

Global X China Energy ETF

Value
COMMON STOCK — continued

TOTAL HONG KONG	$1,756,445
TOTAL COMMON STOCK
(Cost $4,876,543)	4,826,195
TOTAL INVESTMENTS — 99.9%
(Cost $4,876,543)	$4,826,195

Percentages are based on Net Assets of $4,829,740.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,826,195	$—	$—	$4,826,195
Total Investments in Securities	$4,826,195	$—	$—	$4,826,195

For the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 investments.

For the period ended April 30, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

5

Schedule of Investments	April 30, 2012 (Unaudited)

Global X China Financials ETF

Sector Weightings †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.9%

CHINA— 84.5%

Financials — 84.5%
Agile Property Holdings	114,753	$149,974
Agricultural Bank of China, Cl H	1,159,894	551,644
Bank of China, Cl H	2,620,695	1,097,776
Bank of Communications, Cl H	377,784	292,152
China Citic Bank, Cl H	757,953	482,595
China Construction Bank, Cl H	1,398,318	1,088,571
China Life Insurance, Cl H	178,368	482,781
China Merchants Bank, Cl H	248,761	539,931
China Minsheng Banking, Cl H	514,154	533,461
China Pacific Insurance Group, Cl H	163,762	535,063
Chongqing Rural Commercial Bank, Cl H *	234,467	108,490
CITIC Securities, Cl H *	62,114	130,494
Country Garden Holdings *	399,964	173,726
Evergrande Real Estate Group	376,736	218,021
Greentown China Holdings	50,656	35,322
Guangzhou R&F Properties	88,856	118,648
Industrial & Commercial Bank of China, Cl H	1,653,503	1,103,948
Kaisa Group Holdings *	192,232	40,633
Longfor Properties	116,314	184,995
PICC Property & Casualty, Cl H	363,564	455,940
Ping An Insurance Group, Cl H	65,666	549,287
Renhe Commercial Holdings	916,477	53,155
Shimao Property Holdings	118,904	157,238
Shui On Land	222,496	93,201
Sino-Ocean Land Holdings	381,117	177,820
Soho China	177,547	137,989
TOTAL CHINA		9,492,855

HONG KONG— 15.4%

Financials — 15.4%
China Everbright	81,198	128,934
China Overseas Land & Investment	247,232	535,975
China Resources Land	180,776	348,101
China Taiping Insurance Holdings *	71,673	149,468
Franshion Properties China	281,558	77,660
Hopson Development Holdings	64,109	38,588

The accompanying notes are an integral part of the financial statements.

6

Schedule of Investments	April 30, 2012 (Unaudited)

Global X China Financials ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Financials — continued
KWG Property Holding	108,447	$71,705
New China Life Insurance, Cl H *	55,567	251,026
Poly Hong Kong Investments	157,707	82,526
Shenzhen Investment	183,921	42,906
TOTAL HONG KONG		1,726,889
TOTAL COMMON STOCK
(Cost $11,187,162)		11,219,744

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%
(Cost $13,263)	$13,263	13,263
TOTAL INVESTMENTS — 100.0%
(Cost $11,200,425)		$11,233,007

Percentages are based on Net Assets of $11,234,177.

*	Non-income producing security.

Cl — Class

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$11,219,744	$—	$—	$11,219,744
Time Deposit	—	13,263	—	13,263
Total Investments in Securities	$11,219,744	$13,263	$—	$11,233,007

For the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 investments.

For the period ended April 30, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

7

Schedule of Investments	April 30, 2012 (Unaudited)

Global X China Industrials ETF

Sector Weightings †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 85.6%
Industrials — 85.6%
Anhui Conch Cement, Cl H	68,274	$228,793
Asia Cement China Holdings	54,973	27,137
BBMG, Cl H	131,370	113,445
Byd, Cl H	79,395	209,267
China Communications Construction, Cl H	233,951	235,198
China COSCO Holdings, Cl H	304,672	176,709
China Liansu Group Holdings	106,582	67,037
China National Building Material, Cl H	160,975	217,437
China National Materials	135,446	52,372
China Railway Construction, Cl H	222,850	177,794
China Railway Group, Cl H	496,739	197,194
China Rongsheng Heavy Industry Group	355,025	88,772
China Shanshui Cement Group	232,354	188,371
China Shipping Container Lines, Cl H *	442,856	144,410
China Shipping Development, Cl H	153,010	99,592
China South Locomotive and Rolling Stock	217,560	175,536
China Zhongwang Holdings	594,790	245,317
Dongfang Electric, Cl H	40,130	109,394
First Tractor, Cl H	45,448	42,410
Guangshen Railway, Cl H	177,253	65,796
Haitian International Holdings	69,200	79,647
Harbin Power Equipment, Cl H	79,594	82,993
Jiangsu Expressway, Cl H	126,487	124,716
Metallurgical Corp of China, Cl H	338,960	75,580
Sany Heavy Equipment International Holdings	101,830	78,617
Shanghai Electric Group, Cl H	330,043	166,327
Sinotruk Hong Kong	159,727	97,376
Weichai Power, Cl H *	47,744	224,916
Yangzijiang Shipbuilding Holdings	211,109	201,300
Zhuzhou CSR Times Electric, Cl H	53,850	152,694
TOTAL CHINA		4,146,147
HONG KONG— 14.2%
Industrials — 14.2%
Beijing Capital International Airport, Cl H	175,123	114,436
China High Speed Transmission Equipment Group	134,150	65,012

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments	April 30, 2012 (Unaudited)

Global X China Industrials ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — continued
China Resources Cement Holdings	204,758	$162,568
Citic Resources Holdings *	285,141	47,042
Shanghai Industrial Holdings	70,119	234,524
Shenzhen International Holdings	930,568	63,568
TOTAL HONG KONG		687,150
TOTAL COMMON STOCK
(Cost $6,543,435)		4,833,297

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%
(Cost $8,468)	$8,468	8,468
TOTAL INVESTMENTS — 100.0%
(Cost $6,551,903)		$4,841,765

Percentages are based on Net Assets of $4,840,585.

*	Non-income producing security.

Cl — Class

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,833,297	$—	$—	$4,833,297
Time Deposit	—	8,468	—	8,468
Total Investments in Securities	$4,833,297	$8,468	$—	$4,841,765

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments	April 30, 2012 (Unaudited)

Global X China Industrials ETF

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

China
Investments in
Common Stock

Beginning Balance as of November 1, 2011	$3,848
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Net purchases	-
Net sales	-
Transfers into Level 3	-
Transfers out of Level 3	(3,848)
Ending Balance as of April 30, 2012	$-

For the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 investments.

For the period ended April 30, 2012, transfers between Level 1 and Level 3 assets and liabilities totaled $3,848.

The investment presented above was considered a Level 3 investment at the beginning of the reporting period. The reason for the transfer was a temporary trading suspension of the investment’s shares, which necessitated a fair value determination by the Fair Value Committee at the end of the prior reporting period. The investment has resumed trading and was transferred to Level 1. The Fund’s policy is to transfer investments into/out of Level 3 at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	April 30, 2012 (Unaudited)

Global X China Materials ETF

Sector Weightings †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 72.8%
Basic Materials — 72.8%
Aluminum Corp of China, Cl H *	273,640	$132,964
Angang Steel, Cl H	193,764	132,612
China BlueChemical	174,107	124,544
China Hongqiao Group *	204,744	127,723
China Molybdenum, Cl H	288,727	112,385
China Rare Earth Holdings *	245,006	64,420
China Vanadium Titano - Magnetite Mining	199,620	45,540
Dongyue Group	137,185	102,730
Gulf Resources *	6,722	14,654
Hidili Industry International Development	227,363	77,950
Hunan Non-Ferrous Metal, Cl H	371,854	108,796
Jiangxi Copper, Cl H	54,661	132,167
Lingbao Gold, Cl H	64,198	31,856
Maanshan Iron & Steel, Cl H	419,766	118,485
Real Gold Mining (A) (B)	97,864	28,002
Sinopec Shanghai Petrochemical, Cl H	359,204	125,002
Sinopec Yizheng Chemical Fibre, Cl H	338,878	77,746
Xinjiang Xinxin Mining Industry, Cl H	156,094	42,652
Yongye International *	8,879	28,502
Zhaojin Mining Industry	85,456	119,615
Zijin Mining Group, Cl H *	336,238	109,643
TOTAL CHINA		1,857,988
HONG KONG— 27.0%
Basic Materials — 27.0%
China Lumena New Materials	682,965	124,998
Citic Pacific	77,339	127,392
Fufeng Group	164,402	66,747
Kinetic Mines and Energy *	354,265	45,204
North Mining Shares, Cl C *	632,169	20,044
Shougang Concord International Enterprises	1,160,526	62,075
Sinofert Holdings	402,160	87,599
Yingde Gases	133,812	155,566
TOTAL HONG KONG		689,625

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	April 30, 2012 (Unaudited)

Global X China Materials ETF

Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $3,533,733)	$2,547,613
TOTAL INVESTMENTS — 99.8%
(Cost $3,533,733)	$2,547,613

Percentages are based on Net Assets of $2,551,586.

*	Non-income producing security.

Cl — Class

(A)	Securities considered illiquid. The total value of such securities as of April 30, 2012 was $28,002 and represented 1.1% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2012, was $28,002 and represents 1.1% of net assets.

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,519,611	$—	$28,002	$2,547,613
Total Investments in Securities	$2,519,611	$—	$28,002	$2,547,613

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

China
Investments in
Common Stock

Beginning Balance as of November 1, 2011	$74,830
Accrued discounts/premiums	-
Realized gain/(loss)	(51,187)
Change in unrealized appreciation/(depreciation)	4,309
Net purchases	36,244
Net sales	(36,194)
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance as of April 30, 2012	$28,002

Net change in unrealized appreciation/(depreciation) from investments (Level 3) still held as of April 30, 2012 is $4,309.

For the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended April 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	April 30, 2012 (Unaudited)

Global X NASDAQ China Technology ETF

Sector Weightings †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 76.0%
Technology — 76.0%
21Vianet Group ADR *	8,366	$109,846
AsiaInfo Holdings *	14,876	187,438
AutoNavi Holdings ADR *	2,592	30,586
Baidu ADR *	2,782	369,171
China Communications Services, Cl H	198,040	101,845
China Wireless Technologies	444,730	67,638
iSoftStone Holdings ADR *	11,870	94,722
Kingdee International Software Group	520,305	116,016
Lenovo Group	429,256	412,733
NetEase ADR *	3,627	218,781
Qihoo 360 Technology ADR *	7,903	194,177
Semiconductor Manufacturing International *	3,596,331	178,457
SINA *	5,587	326,895
Sky-mobi ADR *	2,139	6,374
Sohu.com *	3,853	198,699
Spreadtrum Communications ADR	9,938	137,145
Tencent Holdings	14,599	458,744
VanceInfo Technologies ADR *	11,048	143,071
ZTE, Cl H	63,556	154,167
TOTAL CHINA		3,506,505
HONG KONG— 23.9%
Technology — 23.9%
ASM Pacific Technology	26,981	365,489
Comba Telecom Systems Holdings	126,388	70,047
Digital China Holdings	94,640	179,555
Foxconn International Holdings *	270,550	128,324
TCL Communication Technology Holdings	153,994	61,529
VODone	748,511	107,087
VTech Holdings	16,871	189,179
TOTAL HONG KONG		1,101,210
TOTAL COMMON STOCK
(Cost $4,226,030)		4,607,715

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	April 30, 2012 (Unaudited)

Global X NASDAQ China Technology ETF

	Face Amount	Value
TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%
(Cost $6,299)	$6,299	$6,299
TOTAL INVESTMENTS — 100.0%
(Cost $4,232,329)		$4,614,014

Percentages are based on Net Assets of $4,614,097.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,607,715	$—	$—	$4,607,715
Time Deposit	—	6,299	—	6,299
Total Investments in Securities	$4,607,715	$6,299	$—	$4,614,014

For the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 investments.

For the period ended April 30, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	April 30, 2012 (Unaudited)

Global X FTSE ASEAN 40 ETF

Sector Weightings †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.3%
INDONESIA — 21.3%
Consumer Goods — 8.2%
Astra International	237,494	$1,834,729
Gudang Garam	45,557	293,452
Unilever Indonesia	122,200	263,932
		2,392,113
Financials — 7.2%
Bank Central Asia	963,207	838,437
Bank Mandiri	728,132	586,277
Bank Rakyat Indonesia Persero	959,954	694,597
		2,119,311
Industrials — 2.4%
United Tractors	219,041	705,469
Telecommunications — 2.5%
Telekomunikasi Indonesia ADR	19,918	721,231
Utilities — 1.0%
Perusahaan Gas Negara	776,300	282,967
TOTAL INDONESIA		6,221,091
MALAYSIA — 29.0%
Basic Materials — 1.9%
Petronas Chemicals Group	251,284	542,262
Consumer Goods — 2.2%
IOI	378,145	652,319
Consumer Services — 2.5%
Genting	217,884	744,521
Financials — 12.3%
CIMB Group Holdings	437,796	1,072,065
Malayan Banking	451,594	1,287,923

The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments	April 30, 2012 (Unaudited)

Global X FTSE ASEAN 40 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Public Bank	277,740	$1,255,613
		3,615,601
Industrials — 3.9%
Sime Darby	353,726	1,138,563
Oil & Gas — 1.2%
Petronas Gas	61,902	343,263
Telecommunications — 4.2%
Axiata Group	497,732	873,416
Maxis	179,600	363,236
		1,236,652
Utilities — 0.8%
Tenaga Nasional	108,000	229,491
TOTAL MALAYSIA		8,502,672
PHILIPPINES—0.7%
Telecommunications — 0.7%
Philippine Long Distance Telephone ADR	3,474	210,941
SINGAPORE—36.2%
Consumer Goods — 2.7%
Wilmar International	200,447	788,830
Consumer Services — 5.2%
Genting Singapore *	479,110	669,786
Jardine Cycle & Carriage	11,162	425,464
Singapore Airlines	46,737	404,110
		1,499,360
Financials — 18.7%
CapitaLand	249,993	593,923
City Developments	54,200	444,111
DBS Group Holdings	138,353	1,560,734
Oversea-Chinese Banking	201,798	1,461,099
United Overseas Bank	92,157	1,433,553
		5,493,420
Industrials — 1.0%
Singapore Technologies Engineering	121,600	295,771
Oil & Gas — 3.2%
Keppel	104,825	936,013
Telecommunications — 5.4%
Singapore Telecommunications	625,028	1,575,828
TOTAL SINGAPORE		10,589,222

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments	April 30, 2012 (Unaudited)

Global X FTSE ASEAN 40 ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
THAILAND — 12.1%
Financials — 4.6%
Bangkok Bank	37,508	$232,977
Kasikornbank	91,896	488,618
Siam Commercial Bank	122,028	615,100
		1,336,695
Industrials — 0.9%
Siam Cement	23,708	269,847
Oil & Gas — 4.7%
PTT	67,189	766,938
PTT Exploration & Production	103,692	598,547
		1,365,485
Telecommunications — 1.9%
Advanced Info Service	94,300	561,200
TOTAL THAILAND		3,533,227
TOTAL COMMON STOCK
(Cost $28,535,933)		29,057,153

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%
(Cost $8,383)	$8,383	8,383
TOTAL INVESTMENTS — 99.3%
(Cost $28,544,316)		$29,065,536

Percentages are based on Net Assets of $29,272,941.

*	Non-income producing security.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$29,057,153	$—	$—	$29,057,153
Time Deposit	—	8,383	—	8,383
Total Investments in Securities	$29,057,153	$8,383	$—	$29,065,536

For the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 investments.

For the period ended April 30, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

17

Schedule of Investments	April 30, 2012 (Unaudited)

Global X FTSE Andean 40 ETF

Sector Weightings †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 98.1%
CHILE — 49.1%
Basic Materials — 8.9%
CAP	4,997	$209,625
Empresas CMPC	50,505	207,600
Sociedad Quimica y Minera de Chile ADR	5,532	322,460
		739,685
Consumer Goods — 2.2%
Cia Cervecerias Unidas ADR	1,166	83,509
Embotelladora Andina ADR, Cl B	1,451	47,158
Vina Concha y Toro ADR	1,282	53,831
		184,498
Consumer Services — 11.4%
Cencosud	40,406	257,379
Lan Airlines ADR	11,652	328,470
Ripley	45,182	50,388
SACI Falabella	32,006	314,056
		950,293
Financials — 9.3%
Banco de Chile ADR	2,671	250,059
Banco de Credito e Inversiones	1,851	133,164
Banco Santander Chile ADR	3,272	267,682
Corpbanca ADR	3,868	77,786
Parque Arauco	24,622	47,838
		776,529
Health Care — 0.3%
CFR Pharmaceuticals	120,029	29,964
Industrials — 1.9%
Cia Sud Americana de Vapores *	306,723	36,034

The accompanying notes are an integral part of the financial statements.

18

Schedule of Investments	April 30, 2012 (Unaudited)

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Salfacorp	20,300	$51,890
Sigdo Koppers	14,318	34,238
Sociedad Matriz SAAM *	342,490	40,949
		163,111
Oil & Gas — 4.1%
Empresas COPEC	21,233	344,692
Technology — 1.0%
Sonda	27,002	80,433
Telecommunications — 1.0%
ENTEL Chile	4,330	85,957
Utilities — 9.0%
AES Gener	112,991	71,508
Colbun	322,124	91,637
Empresa Nacional de Electricidad ADR	6,297	343,942
Enersis ADR	12,022	243,686
		750,773
TOTAL CHILE		4,105,935
COLOMBIA—32.9%
Consumer Services — 2.7%
Almacenes Exito	13,658	221,643
Financials — 12.0%
BanColombia ADR	10,956	743,145
Grupo de Inversiones Suramericana	14,195	257,420
		1,000,565
Industrials — 1.7%
Cementos Argos	21,105	146,099
Oil & Gas — 15.0%
Ecopetrol ADR	13,658	883,672
Pacific Rubiales Energy (CAD)	12,893	369,882
		1,253,554
Utilities — 1.5%
Interconexion Electrica	19,658	127,158
TOTAL COLOMBIA		2,749,019
PERU—16.1%
Basic Materials — 11.4%
Cia de Minas Buenaventura ADR	9,633	397,554
Southern Copper	12,282	403,832
Volcan Cia Minera SAA	123,339	148,539
		949,925

The accompanying notes are an integral part of the financial statements.

19

Schedule of Investments	April 30, 2012 (Unaudited)

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — continued
Financials — 4.7%
Credicorp	1,142	$148,632
Credicorp Ltd.	1,856	242,969
		391,601
TOTAL PERU		1,341,526
TOTAL COMMON STOCK
(Cost $7,741,264)		8,196,480

PREFERRED STOCK — 1.7%
COLOMBIA—1.7%
Financials — 1.7%
Banco Davivienda	3,160	36,542
Grupo Aval Acciones y Valores	143,473	102,982
TOTAL PREFERRED STOCK
(Cost $146,633)		139,524
TOTAL INVESTMENTS — 99.8%
(Cost $7,887,897)		$8,336,004

Percentages are based on Net Assets of $8,356,110.

*	Non-income producing security.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

Ltd. — Limited

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,196,480	$—	$—	$8,196,480
Preferred Stock	139,524	—	—	139,524
Total Investments in Securities	$8,336,004	$—	$—	$8,336,004

For the period ended April 30, 2012, there have been no transfers between Level 1 & Level 2 investments.

For the period ended April 30, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

20

Schedule of Investments	April 30, 2012 (Unaudited)

Global X FTSE Colombia 20 ETF

Sector Weightings †:

†	Percentages based on total investments. Short-Term Investments include a Repurchase Agreement held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 95.7%
COLOMBIA—95.7%
Consumer Goods — 6.6%
Fabricato *	72,274,304	$3,649,845
Grupo Nutresa	674,395	8,273,142
		11,922,987
Consumer Services — 4.9%
Almacenes Exito	544,271	8,832,460
Financials — 35.7%
BanColombia ADR	352,129	23,884,910
Bolsa de Valores de Colombia *	197,248,673	3,816,532
Celsia ESP	3,258,800	8,820,161
Financiera Colombiana	439,418	8,552,093
Grupo Aval Acciones y Valores	13,731,847	9,895,395
Grupo de Inversiones Suramericana	461,842	8,375,305
Interbolsa *	1,091,381	1,455,274
		64,799,670
Industrials — 10.6%
Cementos Argos	1,342,856	9,295,863
Inversiones Argos	869,756	8,389,707
Tableros y Maderas de Caldas	268,317,949	1,552,925
		19,238,495
Oil & Gas — 27.6%
Canacol Energy (CAD) *	6,505,916	5,071,170
Ecopetrol ADR (A)	438,400	28,364,480
Pacific Rubiales Energy (CAD)	567,789	16,289,052
Pacific Rubiales Energy (USD)	8,018	230,678
		49,955,380
Telecommunications — 0.7%
Empresa de Telecomunicaciones de Bogota	4,498,506	1,230,313

The accompanying notes are an integral part of the financial statements.

21

Schedule of Investments	April 30, 2012 (Unaudited)

Global X FTSE Colombia 20 ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Utilities — 9.6%
Interconexion Electrica	1,300,742	$8,413,883
Isagen	6,364,194	8,901,450
		17,315,333
TOTAL COLOMBIA		173,294,638
TOTAL COMMON STOCK
(Cost $153,215,582)		173,294,638

PREFERRED STOCK — 3.5%
COLOMBIA—3.5%
Financials — 3.5%
Banco Davivienda (Cost $5,938,178)	544,987	6,302,180

REPURCHASE AGREEMENT — 8.3%
Merrill Lynch

0.170%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price

$14,990,121 (collateralized by U.S. Treasury Notes, par value $15,315,100,
0.250%, 12/15/14, with a total market value of $15,289,919) (B)

(Cost $14,990,050)	$14,990,050	14,990,050

TOTAL REPURCHASE AGREEMENT
(Cost $14,990,050)		14,990,050
TOTAL INVESTMENTS — 107.5%
(Cost $174,143,810)		$194,586,868

Percentages are based on Net Assets of $181,032,316.

*	Non-income producing security.

ADR — American Depositary Receipt

CAD — Canadian Dollar

USD — United States Dollar

(A)	This security or a partial position of this security is on loan at April 30, 2012. The total value of securities on loan at April 30, 2012 was $14,600,099.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2012 was $14,990,050.

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$173,294,638	$—	$—	$173,294,638
Preferred Stock	6,302,180	—	—	6,302,180
Repurchase Agreement	—	14,990,050	—	14,990,050
Total Investments in Securities	$179,596,818	$14,990,050	$—	$194,586,868

For the period ended April 30, 2012, there have been no transfers between Level 1 & Level 2 investments.

For the period ended April 30, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

22

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Brazil Mid Cap ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 84.9%
BRAZIL — 84.9%
Basic Materials — 2.3%
Fibria Celulose ADR *	69,732	$553,672
Consumer Goods — 10.6%
Cia Hering	20,456	507,926
Cosan, Cl A	24,386	337,502
Cosan Industria e Comercio	22,748	395,851
Hypermarcas	56,179	365,164
JBS *	97,331	381,430
Natura Cosmeticos	25,365	573,130
		2,561,003
Consumer Services — 9.0%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	23,926	1,125,240
Gol Linhas Aereas Inteligentes ADR	20,436	108,311
Lojas Renner	18,312	581,884
TAM ADR *	15,385	376,163
		2,191,598
Financials — 12.5%
BR Malls Participacoes	61,378	758,631
Cyrela Brazil Realty Empreendimentos e Participacoes	40,457	326,008
MRV Engenharia e Participacoes	48,411	282,926
Multiplan Empreendimentos Imobiliarios	10,678	251,524
PDG Realty Empreendimentos e Participacoes	167,444	393,541
Porto Seguro	15,150	148,706
Redecard	53,824	896,808
		3,058,144
Industrials — 8.6%
All America Latina Logistica	72,810	329,644
CCR	32,989	255,792
Duratex	36,025	211,673

The accompanying notes are an integral part of the financial statements.

23

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Brazil Mid Cap ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Embraer ADR	27,586	$955,579
Weg	33,314	351,989
		2,104,677
Telecommunications — 9.2%
Oi ADR *	8,109	54,087
Oi *	5,710	38,343
Tim Participacoes ADR	72,056	2,156,636
		2,249,066
Utilities — 32.7%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	17,699	1,401,053
Cia Energetica de Minas Gerais ADR	58,871	1,452,347
Cia Paranaense de Energia ADR	19,110	478,705
CPFL Energia ADR	71,699	2,021,912
EDP - Energias do Brasil	35,655	248,593
Tractebel Energia	30,436	522,928
Ultrapar Participacoes ADR	82,821	1,875,067
		8,000,605
TOTAL BRAZIL		20,718,765
TOTAL COMMON STOCK
(Cost $18,503,733)		20,718,765

PREFERRED STOCK — 13.5%
BRAZIL—13.5%
Basic Materials — 2.5%
Metalurgica Gerdau	40,047	487,207
Suzano Papel e Celulose	33,427	125,736
		612,943
Consumer Services — 1.7%
Lojas Americanas	43,656	407,668
Financials — 3.3%
Banco do Estado do Rio Grande do Sul	26,699	230,411
Bradespar	31,616	572,560
		802,971
Telecommunications — 3.4%
Oi*	58,554	351,725
Oi ADR	27,712	496,876
		848,601
Utilities — 2.6%
AES Tiete	14,447	200,847
Cia Energetica de Sao Paulo	22,228	422,719
		623,566

The accompanying notes are an integral part of the financial statements.

24

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Brazil Mid Cap ETF

	Face Amount/Number of Warrants	Value
PREFERRED STOCK — continued
TOTAL BRAZIL		$3,295,749
TOTAL PREFERRED STOCK
(Cost $3,610,813)		3,295,749

CORPORATE OBLIGATIONS — 0.5%
Hypermarcas
11.300%, 10/15/18(1) (2)	$59,000	31,465
3.000%, 10/15/18(1) (2)	59,000	31,464
Marfrig Alimentos, Convertible
1.040%, 07/15/15(1) (2) (3)	12	63,817
TOTAL CORPORATE OBLIGATIONS
(Cost $141,511)		126,746

WARRANTS — 0.0%
Hypermarcas
Strike Price $ 29.48, Expires 10/15/15*(1) (2)
(Cost $–)	59	—
TOTAL INVESTMENTS — 98.9%
(Cost $22,256,057)		$24,141,260

Percentages are based on Net Assets of $24,404,350.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

(1)	Securities considered illiquid. The total value of such securities as of April 30, 2012 was 126,746 and represented 0.5% of Net Assets.
(2)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2012, was $126,746 and represents 0.5% of net assets.
(3)	Floating rate security - Rate disclosed is the rate in effect on April 30, 2012.
Amounts designated as "—" are either $0 or have been rounded to $0.

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$20,718,765	$—	$—	$20,718,765
Preferred Stock	3,295,749	—	—	3,295,749
Corporate Obligations	—	—	126,746	126,746
Warrants	—	—	—	—
Total Investments in Securities	$24,014,514	$—	$126,746	$24,141,260

The accompanying notes are an integral part of the financial statements.

25

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Brazil Mid Cap ETF

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Brazil
Investments in
Corporate
Obligations

Beginning Balance as of November 1, 2011	$140,750
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	(14,004)
Net purchases	-
Net sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance as of April 30, 2012	$126,746

Net change in unrealized appreciation/(depreciation) from investments still held as of April 30, 2012 is $(14,004).

For the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended April 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

The accompanying notes are an integral part of the financial statements.

26

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Brazil Consumer ETF

Sector Weightings †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 87.6%
BRAZIL — 87.6%
Consumer Goods — 48.9%
Arezzo Industria e Comercio	35,322	$546,281
BRF - Brasil Foods ADR	66,477	1,225,171
Cia Hering	61,378	1,524,025
Cosan, Cl A	113,088	1,565,138
Cosan Industria e Comercio	89,439	1,556,379
Gafisa ADR	184,756	679,902
Hypermarcas	293,030	1,904,699
JBS *	397,394	1,557,345
M Dias Branco	35,700	1,030,087
Marfrig Alimentos	104,420	577,935
Natura Cosmeticos	68,247	1,542,060
Sao Martinho	28,531	342,166
SLC Agricola	40,510	400,180
Souza Cruz	107,169	1,665,318
		16,116,686
Consumer Services — 38.7%
Anhanguera Educacional Participacoes	121,288	1,604,744
B2W Cia Global Do Varejo *	55,022	236,120
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	36,408	1,712,268
Gol Linhas Aereas Inteligentes ADR	113,928	603,818
Localiza Rent a Car	88,415	1,512,121
Lojas Renner	44,510	1,414,354
Marisa Lojas	39,380	465,457
Multiplus	36,778	800,331
Raia Drogasil	191,147	2,043,688
Restoque Comercio e Confeccoes de Roupas	34,382	659,267
TAM ADR *	69,511	1,699,544
		12,751,712
TOTAL BRAZIL		28,868,398
TOTAL COMMON STOCK
(Cost $27,678,066)		28,868,398

The accompanying notes are an integral part of the financial statements.

27

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Brazil Consumer ETF

	Shares/Face Amount/Number of Warrants	Value
PREFERRED STOCK — 11.8%
BRAZIL—11.8%
Consumer Goods — 6.7%
Alpargatas,	74,873	$602,940
Cia de Bebidas das Americas	38,715	1,625,256
		2,228,196
Consumer Services — 5.1%
Lojas Americanas	159,030	1,485,053
Saraiva Livreiros Editores	14,857	179,190
		1,664,243
TOTAL BRAZIL		3,892,439
TOTAL PREFERRED STOCK
(Cost $3,146,303)		3,892,439

CORPORATE OBLIGATIONS — 0.4%
Hypermarcas
11.300%, 10/15/18(1) (2)	$84,000	44,797
3.000%, 10/15/18(1) (2)	84,000	44,797
Marfrig Alimentos, Convertible
1.04%, 07/15/15(1) (2) (3)	6	31,889
TOTAL CORPORATE OBLIGATION
(Cost $136,027)		121,483

WARRANTS — 0.0%
Hypermarcas
Strike Price $29.48, Expires 10/15/15*(1) (2)
(Cost $–)	84	—

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%
(Cost $4,993)	$4,993	4,993
TOTAL INVESTMENTS — 99.8%
(Cost $30,965,389)		$32,887,313

Percentages are based on Net Assets of $32,953,702.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

(1)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2012, was $121,483 and represented 0.4% of Net Assets.
(2)	Securities considered illiquid. The total value of such securities as of April 30, 2012 was $121,483 and represented 0.4% of Net Assets.
(3)	Floating rate security. Rate disclosed is the rate in effect on April 30, 2012.

The accompanying notes are an integral part of the financial statements.

28

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Brazil Consumer ETF

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$28,868,398	$—	$—	$28,868,398
Preferred Stock	3,892,439	—	—	3,892,439
Corporate Obligations	—	—	121,483	121,483
Warrants	—	—	—	—
Time Deposit	—	4,993	—	4,993
Total Investments in Securities	$32,760,837	$4,993	$121,483	$32,887,313

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Brazil
Investments in
Corporate
Obligations

Beginning Balance as of November 1, 2011	$134,905
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	(13,422)
Net purchases	-
Net sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance as of April 30, 2012	$121,483

Net change in unrealized appreciation/(depreciation) from investments still held as of April 30, 2012 is $(13,422).

For the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended April 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

The accompanying notes are an integral part of the financial statements.

29

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Brazil Financials ETF

Sector Weightings †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 94.1%
BRAZIL — 94.1%
Financials — 94.1%
Banco Bradesco ADR	24,216	$388,182
Banco do Brasil	30,482	378,197
Banco Santander Brasil ADR	51,850	418,429
BM&F Bovespa	34,368	192,020
BR Malls Participacoes	15,854	195,955
BR Properties	12,118	151,304
Brasil Brokers Participacoes	11,234	38,426
Brookfield Incorporacoes	15,884	41,915
CETIP - Mercados Organizados	12,359	189,974
Cielo	8,694	261,177
Cyrela Brazil Realty Empreendimentos e Participacoes	19,939	160,671
Even Construtora e Incorporadora	15,668	58,524
Ez Tec Empreendimentos e Participacoes	3,678	40,617
Iguatemi Empresa de Shopping Centers	2,201	47,989
Itau Unibanco Holding ADR	22,337	350,468
MRV Engenharia e Participacoes	23,877	139,543
Multiplan Empreendimentos Imobiliarios	5,119	120,580
PDG Realty Empreendimentos e Participacoes	52,038	122,304
Porto Seguro	7,664	75,227
Redecard	11,598	193,244
Rossi Residencial	12,974	54,315
Sul America	22,051	181,158
TOTAL BRAZIL		3,800,219
TOTAL COMMON STOCK
(Cost $4,401,024)		3,800,219

PREFERRED STOCK — 4.2%
BRAZIL—4.2%
Financials — 4.2%
Banco ABC Brasil	3,799	23,817
Banco do Estado do Rio Grande do Sul	12,795	110,420
Banco Industrial e Comercial	4,682	14,541
Banco Panamericano	6,794	22,134
		170,912

The accompanying notes are an integral part of the financial statements.

30

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Brazil Financials ETF

	Shares/Number of Rights/Face Amount	Value
PREFERRED STOCK — continued
TOTAL BRAZIL		$170,912
TOTAL PREFERRED STOCK
(Cost $211,448)		170,912

RIGHTS — 0.0%
Brazil — 0.0%
Banco Panamericano SA, Expires 5/11/12* (Cost $—)	10,951	632

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%
(Cost $570)	$570	570
TOTAL INVESTMENTS — 98.3%
(Cost $4,613,042)		$3,972,333

Percentages are based on Net Assets of $4,039,495.

*Non-income producing

ADR — American Depositary Receipt

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,800,219	$—	$—	$3,800,219
Preferred Stock	170,912	—	—	170,912
Rights	632	—	—	632
Time Deposit	—	570	—	570
Total Investments in Securities	$3,971,763	$570	$—	$3,972,333

For the period ended April 30, 2012, there have been no transfers between Level 1 & Level 2 investments.

For the period ended April 30, 2012, there were no Level 3 investments.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

31

Schedule of Investments	April 30, 2012 (Unaudited)

Global X FTSE Argentina 20 ETF

Sector Weightings †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.9%
ARGENTINA — 78.2%
Basic Materials — 21.9%
Tenaris ADR	18,559	$727,327
Consumer Discretionary — 9.6%
Arcos Dorados Holdings, Cl A	17,789	317,890
Consumer Goods — 2.7%
Cresud SACIF y A ADR	9,473	89,804
Consumer Services — 13.0%
MercadoLibre	4,465	431,944
Financials — 11.0%
Banco Macro ADR	9,363	144,377
BBVA Banco Frances ADR *	13,034	63,476
Grupo Financiero Galicia ADR	18,135	101,375
IRSA Inversiones y Representaciones ADR	7,128	56,169
		365,397
Oil & Gas — 9.0%
Petrobras Argentina ADR *	9,953	113,364
Transportadora de Gas del Sur ADR	10,331	28,410
YPF ADR	10,803	157,508
		299,282
Telecommunications — 8.0%
Nortel Inversora ADR *	7,162	120,680
Telecom Argentina ADR *	10,020	146,592
		267,272
Utilities — 3.0%
Empresa Distribuidora Y Comercializadora Norte ADR *	2,934	8,069
Pampa Energia ADR	13,608	91,990
		100,059
TOTAL ARGENTINA		2,598,975

The accompanying notes are an integral part of the financial statements.

32

Schedule of Investments	April 30, 2012 (Unaudited)

Global X FTSE Argentina 20 ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
CANADA — 17.2%
Basic Materials — 17.2%
Goldcorp	3,255	$124,536
Pan American Silver	9,309	181,619
Silver Standard Resources *	9,005	129,852
Yamana Gold	9,145	134,431
TOTAL CANADA		570,438
CHILE—4.5%
Consumer Services — 4.5%
Cencosud	23,519	149,812
TOTAL COMMON STOCK
(Cost $4,593,667)		3,319,225

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%
(Cost $4,812)	$4,812	4,812
TOTAL INVESTMENTS — 100.0%
(Cost $4,598,479)		$3,324,037

Percentages are based on Net Assets of $3,323,335.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,319,225	$—	$—	$3,319,225
Time Deposit	—	4,812	—	4,812
Total Investments in Securities	$3,319,225	$4,812	$—	$3,324,037

For the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 investments.

For the period ended April 30, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

33

Schedule of Investments	April 30, 2012 (Unaudited)

Global X FTSE Greece 20 ETF

Sector Weightings †

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 97.9%
CYPRUS — 4.8%
Financials — 4.8%
Bank of Cyprus	232,253	$138,345
GREECE — 93.1%
Basic Materials — 2.1%
Mytilineos Holdings	18,045	61,626
Consumer Goods — 20.8%
Coca Cola Hellenic Bottling ADR	25,370	499,281
JUMBO	22,017	106,958
		606,239
Consumer Services — 15.0%
Folli Follie Group	7,576	70,198
OPAP	41,330	369,281
		439,479
Financials — 27.2%
Alpha Bank AE *	78,371	109,964
EFG Eurobank Ergasias	93,821	74,763
Marfin Investment Group	130,666	51,197
Marfin Popular Bank *	366,575	98,017
National Bank of Greece ADR *	157,236	358,498
Piraeus Bank	258,289	88,893
TT Hellenic Postbank	25,509	13,506
		794,838
Industrials — 9.6%
Ellaktor	30,010	48,861
Titan Cement	7,009	135,920
Viohalco	22,612	92,189
		276,970

The accompanying notes are an integral part of the financial statements.

34

Schedule of Investments	April 30, 2012 (Unaudited)

Global X FTSE Greece 20 ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Oil & Gas — 8.3%
Hellenic Petroleum	18,939	$139,136
Motor Oil Hellas Corinth Refineries	12,542	102,931
		242,067
Telecommunications — 7.1%
Hellenic Telecommunications Organization	63,610	207,975
Utilities — 3.0%
Public Power	26,270	88,325
TOTAL GREECE		2,717,519
TOTAL COMMON STOCK
(Cost $3,175,098)		2,855,864

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%
(Cost $2,835)	$2,835	2,835
TOTAL INVESTMENTS — 98.0%
(Cost $3,177,933)		$2,858,699

Percentages are based on Net Assets of $2,917,820.

* Non-income producing security.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,855,864	$—	$—	$2,855,864
Time Deposit	—	2,835	—	2,835
Total Investments in Securities	$2,855,864	$2,835	$—	$2,858,699

For the period ended April 30, 2012, there have been no transfers between Level 1 & Level 2 investments.

For the period ended April 30, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

35

Schedule of Investments	April 30, 2012 (Unaudited)

Global X FTSE Norway 30 ETF

 Sector Weightings †

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 98.3%
NORWAY — 97.7%
Basic Materials — 8.9%
Norsk Hydro	452,007	$2,198,844
Yara International	50,941	2,498,561
		4,697,405
Consumer Goods — 7.5%
Aker, Cl A	14,804	483,727
Cermaq	35,468	484,335
Marine Harvest	1,371,246	703,479
Orkla	320,519	2,354,488
		4,026,029
Consumer Services — 3.0%
Schibsted	41,424	1,580,104
Financials — 12.7%
DnB	419,855	4,526,521
Gjensidige Forsikring	102,312	1,153,098
Storebrand	232,300	1,044,000
		6,723,619
Health Care — 1.0%
Algeta *	21,708	513,592
Industrials — 1.1%
Tomra Systems	75,649	589,547
Oil & Gas — 52.6%
Aker Solutions	105,526	1,793,202
Archer *	93,440	195,111
BW Offshore	258,785	359,490
Det Norske Oljeselskap *	32,723	470,294
DNO International *	523,343	830,790

The accompanying notes are an integral part of the financial statements.

36

Schedule of Investments	April 30, 2012 (Unaudited)

Global X FTSE Norway 30 ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Oil & Gas — continued
Fred Olsen Energy	13,634	$565,329
Golar LNG	30,674	1,134,674
Petroleum Geo-Services *	111,369	1,680,377
ProSafe	117,607	917,560
Renewable Energy *	249,069	142,314
Seadrill	121,461	4,701,004
Statoil	385,220	10,285,188
Statoil Fuel & Retail	76,634	687,610
Subsea 7	98,469	2,551,648
TGS Nopec Geophysical	53,386	1,542,918
		27,857,509
Technology — 1.0%
Atea	50,821	541,693
Telecommunications — 9.9%
Telenor	286,086	5,258,869
TOTAL NORWAY		51,788,367
UNITED STATES— 0.6%
Oil & Gas — 0.6%
Kvaerner	105,476	311,473
TOTAL COMMON STOCK
(Cost $53,484,757)		52,099,840

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%
(Cost $5,622)	$5,622	5,622
TOTAL INVESTMENTS — 98.3%
(Cost $53,490,379)		$52,105,462

Percentages are based on Net Assets of $53,000,472.

*	Non-income producing security.

Cl — Class

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$52,099,840	$—	$—	$52,099,840
Time Deposit	—	5,622	—	5,622
Total Investments in Securities	$52,099,840	$5,622	$—	$52,105,462

For the period April 30, 2012, there have been no transfers between Level 1 & Level 2 investments.

For the period April 30, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

37

Schedule of Investments	April 30, 2012 (Unaudited)

Global X FTSE Nordic Region ETF

 Sector Weightings †

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.3%
DENMARK — 21.7%
Consumer Goods — 2.1%
Carlsberg, Cl B	6,375	$549,455
Financials — 3.2%
Danske Bank *	50,643	822,244
Health Care — 13.6%
Novo Nordisk ADR	23,747	3,491,284
Industrials — 2.8%
A P Moller - Maersk, Cl B	90	703,961
TOTAL DENMARK		5,566,944
FINLAND—11.2%
Basic Materials — 1.4%
UPM-Kymmene	27,837	356,318
Financials — 3.2%
Sampo, Cl A	30,447	810,082
Industrials — 2.1%
Kone, Cl B	8,861	548,344
Technology — 2.5%
Nokia ADR	176,484	644,166
Utilities — 2.0%
Fortum	23,842	512,843
TOTAL FINLAND		2,871,753
NORWAY—20.3%
Basic Materials — 3.3%
Norsk Hydro	55,384	269,423

The accompanying notes are an integral part of the financial statements.

38

Schedule of Investments	April 30, 2012 (Unaudited)

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Yara International	11,708	$574,256
		843,679
Consumer Goods — 1.6%
Orkla	55,086	404,654
Financials — 2.8%
DnB	66,123	712,882
Oil & Gas — 9.4%
Seadrill	19,129	740,365
Statoil ADR	61,709	1,660,589
		2,400,954
Telecommunications — 3.2%
Telenor	45,055	828,207
TOTAL NORWAY		5,190,376
SWEDEN — 46.1%
Consumer Goods — 2.0%
Svenska Cellulosa, Cl B	32,280	511,481
Consumer Services — 3.8%
Hennes & Mauritz, Cl B	28,186	968,287
Financials — 17.2%
Investor, Cl B	24,219	482,845
Nordea Bank	145,480	1,290,020
Skandinaviska Enskilda Banken, Cl A	117,947	795,988
Svenska Handelsbanken, Cl A	29,743	963,805
Swedbank, Cl A	52,461	868,717
		4,401,375
Industrials — 14.3%
Atlas Copco, Cl A	34,218	814,557
Sandvik	60,513	958,837
Scania, Cl B	21,931	448,324
SKF, Cl B	21,946	520,790
Volvo, Cl B	66,797	926,232
		3,668,740
Technology — 5.8%
Ericsson ADR	148,045	1,479,710
Telecommunications — 3.0%
TeliaSonera	117,676	786,631
TOTAL SWEDEN		11,816,224
TOTAL COMMON STOCK
(Cost $27,697,252)		25,445,297

The accompanying notes are an integral part of the financial statements.

39

Schedule of Investments	April 30, 2012 (Unaudited)

Global X FTSE Nordic Region ETF

	Face Amount	Value
TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%
(Cost $42,923)	$42,923	$42,923
TOTAL INVESTMENTS — 99.5%
(Cost $27,740,175)		$25,488,220

Percentages are based on Net Assets of $25,612,575.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$25,445,297	$—	$—	$25,445,297
Time Deposit	—	42,923	—	42,923
Total Investments in Securities	$25,445,297	$42,923	$—	$25,488,220

For the period ended April 30, 2012, there have been no transfers between Level 1 & Level 2 investments.

For the period ended April 30, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

40

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF
Assets:
Cost of Investments	$135,268,324	$4,876,543	$11,200,425	$6,551,903
Cost of Repurchase Agreement	21,503,548	—	—	—
Cost of Foreign Currency	66,816	—	1,124	577
Market Value of Securities on Loan	19,216,219	—	—	—
Investments at Value	$132,642,936	$4,826,195	$11,233,007	$4,841,765
Repurchase Agreement	21,503,548	—	—	—
Foreign Currency at Value	66,835	—	1,125	579
Receivable for Investment Securities Sold	16,458,176	956,129	2,122,552	427,595
Receivable for Capital Shares Sold	9,925,500	—	—	—
Dividend and Interest Receivable	69,565	—	—	—
Total Assets	180,666,560	5,782,324	13,356,684	5,269,939

Liabilities:

Payable for Investment Securities Purchased	14,859,332	264,235	945,740	426,796
Obligation to Return Securities Lending Collateral	21,503,548	—	—	—
Payable for Capital Shares Redeemed	11,440,500	682,500	1,170,000	—
Payable due to Investment Adviser	70,595	2,903	6,767	2,558
Due to Custodian	—	2,946	—	—
Total Liabilities	47,873,975	952,584	2,122,507	429,354

Net Assets	$132,792,585	$4,829,740	$11,234,177	$4,840,585

Net Assets Consist of:
Paid-in Capital	$158,993,021	$5,244,360	$11,605,697	$7,119,053
Distributions in Excess of Net Investment Income	(984,334)	(17,392)	(42,870)	(20,701)
Accumulated Net Realized Loss on Investments and Foreign Currency Translations	(22,590,359)	(346,879)	(361,230)	(547,648)
Net Unrealized Appreciation (Depreciation) on Investments	(2,625,388)	(50,348)	32,582	(1,710,138)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(355)	(1)	(2)	19
Net Assets	$132,792,585	$4,829,740	$11,234,177	$4,840,585
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	8,700,000	350,000	950,000	400,000

Net Asset Value, Offering and Redemption Price Per Share	$15.26	$13.80	$11.83	$12.10

The accompanying notes are an integral part of the financial statements.

41

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	Global X China Materials ETF	Global X NASDAQ China Technology ETF	Global X FTSE ASEAN 40 ETF	Global X FTSE Andean 40 ETF
Assets:
Cost of Investments	$3,533,733	$4,232,329	$28,544,316	$7,887,897
Cost of Foreign Currency	1,816	2,593	68,071	11,661
Investments at Value	$2,547,613	$4,614,014	$29,065,536	$8,336,004
Foreign Currency at Value	1,817	2,594	69,415	11,675
Receivable for Investment Securities Sold	135,871	—	—	—
Dividend and Interest Receivable	—	—	153,414	60,136
Total Assets	2,685,301	4,616,608	29,288,365	8,407,815

Liabilities:
Payable for Investment Securities Purchased	131,692	—	—	—
Payable due to Investment Adviser	1,423	2,511	15,424	4,496
Due to Custodian	600	—	—	47,209
Total Liabilities	133,715	2,511	15,424	51,705

Net Assets	$2,551,586	$4,614,097	$29,272,941	$8,356,110

Net Assets Consist of:
Paid-in Capital	$4,357,294	$4,810,925	$29,182,557	$8,039,000
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss)	(7,075)	(12,106)	181,814	76,320
Accumulated Net Realized Loss on Investments and Foreign Currency Translations	(812,514)	(566,408)	(614,685)	(207,332)
Net Unrealized Appreciation (Depreciation) on Investments	(986,120)	381,685	521,220	448,107
Net Unrealized Appreciation on Foreign Currency Translations	1	1	2,035	15
Net Assets	$2,551,586	$4,614,097	$29,272,941	$8,356,110
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	300,000	300,000	1,800,000	550,000

Net Asset Value, Offering and Redemption Price Per Share	$8.51	$15.38	$16.26	$15.19

The accompanying notes are an integral part of the financial statements.

42

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	Global X FTSE Colombia 20 ETF	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X Brazil Financials ETF
Assets:
Cost of Investments	$159,153,760	$22,256,057	$30,965,389	$4,613,042
Cost of Repurchase Agreement	14,990,050	—	—	—
Cost of Foreign Currency	615,062	14,804	53,042	5,251
Market Value of Securities on Loan	14,666,764	—	—	—
Investments at Value	$179,596,818	$24,141,260	$32,887,313	$3,972,333
Repurchase Agreement	14,990,050	—	—	—
Foreign Currency at Value	615,098	14,652	52,544	5,248
Receivable for Capital Shares Sold	5,593,000	—	—	—
Dividend and Interest Receivable	1,427,549	272,622	37,760	22,253
Receivable for Investment Securities Sold	944,089	—	—	42,742
Total Assets	203,166,604	24,428,534	32,977,617	4,042,576

Liabilities:
Payable for Investment Securities Purchased	5,587,210	—	—	—
Obligation to Return Securities Lending Collateral	14,990,050	—	—	—
Due to Custodian	1,262,797	10,143	—	—
Payable due to Custody	210,610	—	—	—
Payable due to Investment Adviser	83,621	14,041	23,915	3,081
Total Liabilities	22,134,288	24,184	23,915	3,081

Net Assets	$181,032,316	$24,404,350	$32,953,702	$4,039,495

Net Assets Consist of:
Paid-in Capital	$176,239,828	$24,607,841	$32,759,893	$5,356,523
Undistributed Net Investment Income	1,000,918	279,905	133,309	44,337
Accumulated Net Realized Loss on Investments and Foreign Currency Translations	(16,650,756)	(2,366,743)	(1,859,434)	(720,232)
Net Unrealized Appreciation (Depreciation) on Investments	20,443,058	1,885,203	1,921,924	(640,709)
Net Unrealized Depreciation on Foreign Currency Translations	(732)	(1,856)	(1,990)	(424)
Net Assets	$181,032,316	$24,404,350	$32,953,702	$4,039,495
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	8,080,000	1,450,000	1,800,000	300,000

Net Asset Value, Offering and Redemption Price Per Share	$22.40	$16.83	$18.31	$13.46

The accompanying notes are an integral part of the financial statements.

43

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	Global X FTSE Argentina 20 ETF	Global X FTSE Greece 20 ETF	Global X FTSE Norway 30 ETF	Global X FTSE Nordic Region ETF
Assets:
Cost of Investments	$4,598,479	$3,177,933	$53,490,379	$27,740,175
Cost of Foreign Currency	—	—	51,842	40,700
Investments at Value	$3,324,037	$2,858,699	$52,105,462	$25,488,220
Foreign Currency at Value	—	—	51,941	40,787
Dividend and Interest Receivable	1,803	—	359,192	72,280
Receivable for Investment Securities Sold	—	61,368	505,469	—
Reclaim Receivable	—	—	—	21,620
Total Assets	3,325,840	2,920,067	53,022,064	25,622,907

Liabilities:
Payable due to Investment Adviser	2,080	1,324	21,592	10,332
Payable due to Custody	425	923	—	—
Total Liabilities	2,505	2,247	21,592	10,332

Net Assets	$3,323,335	$2,917,820	$53,000,472	$25,612,575

Net Assets Consist of:
Paid-in Capital	$5,219,000	$3,030,000	$62,586,485	$27,954,632
Undistributed (Distributions in Excess of) Net Investment Income	(6,164)	(7,214)	430,133	441,741
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(615,059)	214,283	(8,631,662)	(531,716)
Net Unrealized Depreciation on Investments	(1,274,442)	(319,234)	(1,384,917)	(2,251,955)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	—	(15)	433	(127)
Net Assets	$3,323,335	$2,917,820	$53,000,472	$25,612,575
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	350,000	200,000	3,700,000	1,410,000

Net Asset Value, Offering and Redemption Price Per Share	$9.50	$14.59	$14.32	$18.16

The accompanying notes are an integral part of the financial statements.

44

Statements of Operations

For the period ended April 30, 2012 (Unaudited)

	Global X China Consumer ETF		Global X China Energy ETF		Global X China Financials ETF	Global X China Industrials ETF
Investment Income:
Dividend Income	$160,040		$316		$3,740	$—
Security Lending Income	438,282		—		—	—
Less: Foreign Taxes Withheld	(11,346)		(1,134)		(620)	(66)
Total Investment Income	586,976		(818)		3,120	(66)
Supervision and Administration Fees(1)	437,316		16,574		45,990	14,958
Total Expenses	437,316		16,574		45,990	14,958
Net Expenses	437,316		16,574		45,990	14,958
Net Investment Income (Loss)	149,660		(17,392)		(42,870)	(15,024)
Net Realized Gain (Loss) on:
Investments	(18,748,926	)(2)	(286,264	)(2)	457,953 (2)	(448,929)
Foreign Currency Transactions	516		(54)		47	(58)
Net Realized Gain (Loss) on Investments	(18,748,410)		(286,318)		458,000	(448,987)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	19,551,170		338,469		675,500	755,602
Foreign Currency Transactions	(1,178)		(11)		(570)	44
Net Change in Unrealized Appreciation on Investments	19,549,992		338,458		674,930	755,646
Net Realized and Unrealized Gain on Investments	801,582		52,140		1,132,930	306,659
Net Increase in Net Assets Resulting from Operations	$951,242		$34,748		$1,090,060	$291,635

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	Includes realized gains/(losses) as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

45

Statements of Operations

For the period ended April 30, 2012 (Unaudited)

	Global X China Materials ETF		Global X NASDAQ China Technology ETF	Global X FTSE ASEAN 40 ETF		Global X FTSE Andean 40 ETF
Investment Income:
Dividend Income	$2,015		$2,938	$539,280		$130,181
Less: Foreign Taxes Withheld	(202)		(517)	(21,284)		(14,059)
Total Investment Income	1,813		2,421	517,996		116,122
Supervision and Administration Fees(1)	8,888		14,528	78,974		24,910
Total Expenses	8,888		14,528	78,974		24,910
Net Expenses	8,888		14,528	78,974		24,910
Net Investment Income (Loss)	(7,075)		(12,107)	439,022		91,212
Net Realized Gain (Loss) on:
Investments	(809,709	)(2)	(323,945)	(623,246	)(2)	(72,478)
Foreign Currency Transactions	7		147	15,592		1,259
Net Realized Loss on Investments	(809,702)		(323,798)	(607,654)		(71,219)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	479,769		393,637	1,862,838		909,325
Foreign Currency Transactions	(33)		(58)	1,549		(15)
Net Change in Unrealized Appreciation on Investments	479,736		393,579	1,864,387		909,310
Net Realized and Unrealized Gain (Loss) on Investments	(329,966)		69,781	1,256,733		838,091
Net Increase (Decrease) in Net Assets Resulting from Operations	$(337,041)		$57,674	$1,695,755		$929,303

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	Includes realized losses as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

46

Statements of Operations

For the period ended April 30, 2012 (Unaudited)

	Global X FTSE Colombia 20 ETF		Global X Brazil Mid Cap ETF		Global X Brazil Consumer ETF		Global X Brazil Financials ETF
Investment Income:
Dividend Income	$2,751,807		$445,977		$260,226		$106,926
Interest Income	—		1,981		2,980		—
Security Lending Income	9,148		—		—		—
Less: Foreign Taxes Withheld	(48,663)		—		—		—
Total Investment Income	2,712,292		447,958		263,206		106,926
Supervision and Administration Fees(1)	474,129		81,063		129,896		22,771
Custodian Fees	77,816		—		—		—
Total Expenses	551,945		81,063		129,896		22,771
Waiver of Supervision and Administration Fees	(8,092)		—		—		—
Net Expenses	543,853		81,063		129,896		22,771
Net Investment Income	2,168,439		366,895		133,310		84,155
Net Realized Gain (Loss) on:
Investments	(3,942,210	)(2)	(1,271,080	)(2)	(1,056,322	)(2)	(596,617	)(2)
Foreign Currency Transactions	87,317		(71,220)		27,772		(8,267)
Net Realized Loss on Investments	(3,854,893)		(1,342,300)		(1,028,550)		(604,884)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	24,543,990		3,284,144		4,190,498		159,038
Foreign Currency Transactions	(4,611)		(1,689)		551		(1,050)
Net Change in Unrealized Appreciation on Investments	24,539,379		3,282,455		4,191,049		157,988
Net Realized and Unrealized Gain (Loss) on Investments	20,684,486		1,940,155		3,162,499		(446,896)
Net Increase (Decrease) in Net Assets Resulting from Operations	$22,852,925		$2,307,050		$3,295,809		$(362,741)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	Includes realized gains/(losses) as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

47

Statements of Operations
For the period ended April 30, 2012 (Unaudited)

	Global X FTSE Argentina 20 ETF	Global X FTSE Greece 20 ETF(1)	Global X FTSE Norway 30 ETF		Global X FTSE Nordic Region ETF
Investment Income:
Dividend Income	$40,985	$3,012	$1,166,429		$655,303
Interest Income	1	30	—		5
Less: Foreign Taxes Withheld	(1,080)	(2)	(237,769)		(104,075)
Total Investment Income	39,906	3,040	928,660		551,233
Supervision and Administration Fees(2)	14,206	4,620	133,909		61,791
Custodian Fees	164	923	—		—
Total Expenses	14,370	5,543	133,909		61,791
Net Expenses	14,370	5,543	133,909		61,791
Net Investment Income (Loss)	25,536	(2,503)	794,751		489,442
Net Realized Gain (Loss) on:
Investments	(178,968)	205,108 (3)	(4,897,102	)(3)	(496,428	)(3)
Foreign Currency Transactions	(130)	9,175	(12,858)		(9,620)
Net Realized Gain (Loss) on Investments	(179,098)	214,283	(4,909,960)		(506,048)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(277,370)	(319,234)	4,392,922		1,457,033
Foreign Currency Transactions	29	(15)	(1,174)		(289)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(277,341)	(319,249)	4,391,748		1,456,744
Net Realized and Unrealized Gain (Loss) on Investments	(456,439)	(104,966)	(518,212)		950,696
Net Increase (Decrease) in Net Assets Resulting from Operations	$(430,903)	$(107,469)	$276,539		$1,440,138

(1)	The Fund commenced operations on December 7, 2011.
(2)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(3)	Includes realized gains/(losses) as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

48

Statements of Changes in Net Assets

	Global X China Consumer ETF			Global X China Energy ETF
	Period Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011 (Audited)	Period Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011 (Audited)1
Operations:
Net Investment Income (Loss)	$149,660		$1,713,956	$(17,392)		$125,627
Net Realized Loss on Investments and Foreign Currency Transactions	(18,748,410	)(1)	(11,421,805)	(286,318	)(1)	(321,687	)(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	19,549,992		(43,411,698)	338,458		(602,939)
Net Increase (Decrease) in Net Assets Resulting from Operations	951,242		(53,119,547)	34,748		(798,999)
Dividends and Distributions:
Net Investment Income	(487,644)		(1,734,529)	(78,332)		(61,491)
Total Dividends and Distributions	(487,644)		(1,734,529)	(78,332)		(61,491)
Capital Share Transactions:
Issued	50,342,500		91,602,500	1,388,000		5,637,000
Redeemed	(54,871,500)		(74,765,500)	(1,336,500)		(4,672,000)
Increase (Decrease) in Net Assets from Capital Share Transactions	(4,529,000)		16,837,000	51,500		965,000
Total Increase (Decrease) in Net Assets	(4,065,402)		(38,017,076)	7,916		104,510
Net Assets:
Beginning of Period	136,857,987		174,875,063	4,821,824		4,717,314
End of Period	$132,792,585		$136,857,987	$4,829,740		$4,821,824
Undistributed (Distributions in Excess of) Net Investment Income	$(984,334)		$(646,350)	$(17,392)		$78,332

Share Transactions:
Issued	3,450,000		4,800,000	100,000		350,000
Redeemed	(3,700,000)		(4,450,000)	(100,000)		(300,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(250,000)		350,000	—		50,000

(1)	Includes realized gains/(losses) as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

49

Statements of Changes in Net Assets

	Global X China Financials ETF			Global X China Industrials ETF
	Period Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011 (Audited)		Period Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011 (Audited)
Operations:
Net Investment Income (Loss)	$(42,870)	$40,125		$(15,024)	$69,662
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	458,000 (1)	(1,776,172	)(1)	(448,987)	366,392 (1)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	674,930	(3,649,321)		755,646	(3,006,105)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,090,060	(5,385,368)		291,635	(2,570,051)
Dividends and Distributions:
Net Investment Income	(14,611)	(1,177,311)		(8,938)	(149,711)
Total Dividends and Distributions	(14,611)	(1,177,311)		(8,938)	(149,711)
Capital Share Transactions:
Issued	3,928,000	7,974,500		—	839,000
Redeemed	(4,693,000)	(60,646,500)		—	(6,411,500)
Decrease in Net Assets from Capital Share Transactions	(765,000)	(52,672,000)		—	(5,572,500)
Total Increase (Decrease) in Net Assets	310,449	(59,234,679)		282,697	(8,292,262)
Net Assets:
Beginning of Period	10,923,728	70,158,407		4,557,888	12,850,150
End of Period	$11,234,177	$10,923,728		$4,840,585	$4,557,888
Undistributed (Distributions in Excess of) Net Investment Income	$(42,870)	$14,611		$(20,701)	$3,261

Share Transactions:
Issued	350,000	750,000		—	50,000
Redeemed	(400,000)	(4,500,000)		—	(400,000)
Net Decrease in Shares Outstanding from Share Transactions	(50,000)	(3,750,000)		—	(350,000)

(1)	Includes realized gains as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

50

Statements of Changes in Net Assets

	Global X China Materials ETF			Global X NASDAQ China Technology ETF
	Period Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011 (Audited)	Period Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011 (Audited)
Operations:
Net Investment Income (Loss)	$(7,075)		$7,175	$(12,107)	$128,974
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(809,702	)(1)	11,778,378 (1)	(323,798)	(583,543	)(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	479,736		(12,377,520)	393,579	(505,794)
Net Increase (Decrease) in Net Assets Resulting from Operations	(337,041)		(591,967)	57,674	(960,363)
Dividends and Distributions:
Net Investment Income	—		(336,120)	(57,614)	(7,571)
Net Realized Gains	—		—	—	(38,309)
Total Dividends and Distributions	—		(336,120)	(57,614)	(45,880)
Capital Share Transactions:
Issued	898,000		2,226,000	1,391,000	3,666,000
Redeemed	(884,000)		(56,065,000)	(1,391,000)	(2,347,000)
Increase (Decrease) in Net Assets from Capital Share Transactions	14,000		(53,839,000)	—	1,319,000
Total Increase (Decrease) in Net Assets	(323,041)		(54,767,087)	60	312,757
Net Assets:
Beginning of Period	2,874,627		57,641,714	4,614,037	4,301,280
End of Period	$2,551,586		$2,874,627	$4,614,097	$4,614,037
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss)	$(7,075)		$—	$(12,106)	$57,615

Share Transactions:
Issued	100,000		150,000	100,000	200,000
Redeemed	(100,000)		(3,800,000)	(100,000)	(150,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	—		(3,650,000)	—	50,000

(1)	Includes realized gains/(losses) as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

51

Statements of Changes in Net Assets

	Global X FTSE ASEAN 40 ETF				Global X FTSE Andean 40 ETF
	Period Ended April 30, 2012 (Unaudited)		Period Ended October 31, 2011(1) (Audited)		Period Ended April 30, 2012 (Unaudited)	Period Ended October 31, 2011(2) (Audited)
Operations:
Net Investment Income	$439,022		$261,942		$91,212	$89,965
Net Realized Loss on Investments and Foreign Currency Transactions	(607,654	)(3)	(16,578	)(3)	(71,219)	(120,736)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	1,864,387		(1,341,132)		909,310	(461,188)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,695,755		(1,095,768)		929,303	(491,959)
Dividends and Distributions:
Net Investment Income	(517,046)		—		(120,234)	—
Total Dividends and Distributions	(517,046)		—		(120,234)	—
Capital Share Transactions:
Issued	6,287,000		25,223,500		741,000	7,298,000
Redeemed	(1,455,000)		(865,500)		—	—
Increase in Net Assets from Capital Share Transactions	4,832,000		24,358,000		741,000	7,298,000
Total Increase in Net Assets	6,010,709		23,262,232		1,550,069	6,806,041
Net Assets:
Beginning of Period	23,262,232		—		6,806,041	—
End of Period	$29,272,941		$23,262,232		$8,356,110	$6,806,041
Undistributed Net Investment Income	$181,814		$259,838		$76,320	$105,342

Share Transactions:
Issued	400,000		1,550,000		50,000	500,000
Redeemed	(100,000)		(50,000)		—	—
Net Increase in Shares Outstanding from Share Transactions	300,000		1,500,000		50,000	500,000

(1)	Commenced operations on February 16, 2011.
(2)	Commenced operations on February 2, 2011.
(3)	Includes realized gains(losses) as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

52

Statements of Changes in Net Assets

	Global X FTSE Colombia 20 ETF				Global X Brazil Mid Cap ETF
	Period Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011 (Audited)		Period Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011 (Audited)
Operations:
Net Investment Income	$2,168,439		$2,223,163		$366,895		$784,859
Net Realized Loss on Investments and Foreign Currency Transactions	(3,854,893	)(3)	(9,552,321	)(1)	(1,342,300	)(3)	(1,230,665	)(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	24,539,379		(26,025,026)		3,282,455		(3,993,422)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,852,925		(33,354,184)		2,307,050		(4,439,228)
Dividends and Distributions:
Net Investment Income	(1,467,527)		(1,100,701)		(495,614)		(417,712)
Net Realized Gains	—		(643,516)		—		(35,267)
Total Dividends and Distributions	(1,467,527)		(1,744,217)		(495,614)		(452,979)
Capital Share Transactions:
Issued	37,298,500		108,003,500		—		6,216,500
Redeemed	(19,264,500)		(127,647,100)		(736,500)		(7,237,000)
Increase (Decrease) in Net Assets from Capital Share Transactions	18,034,000		(19,643,600)		(736,500)		(1,020,500)
Total Increase (Decrease) in Net Assets	39,419,398		(54,742,001)		1,074,936		(5,912,707)
Net Assets:
Beginning of Period	141,612,918		196,354,919		23,329,414		29,242,121
End of Period	$181,032,316		$141,612,918		$24,404,350		$23,329,414
Undistributed Net Investment Income	$1,000,918		$300,006		$279,905		$408,624

Share Transactions:
Issued	1,750,000		5,130,000	(2)	—		350,000
Redeemed	(1,050,000)		(6,290,000	)(2)	(50,000)		(450,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	700,000		(1,160,000)		(50,000)		(100,000)

(1)	Includes realized gains(losses) as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).
(2)	Adjusted to reflect the effect of a 2 for 1 share split on April 12, 2011 (See Note 8 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

53

Statements of Changes in Net Assets

	Global X Brazil Consumer ETF				Global X Brazil Financials ETF
	Period Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011 (Audited)		Period Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011 (Audited)
Operations:
Net Investment Income	$133,310		$450,464		$84,155		$243,939
Net Realized Loss on Investments and Foreign Currency Transactions	(1,028,550	)(1)	(960,806	)(1)	(604,884	)(1)	(149,055	)(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	4,191,049		(4,582,124)		157,988		(1,294,635)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,295,809		(5,092,466)		(362,741)		(1,199,751)
Dividends and Distributions:
Net Investment Income	(392,931)		(34,888)		(256,178)		(49,172)
Net Realized Gains	—		(23,091)		—		—
Total Dividends and Distributions	(392,931)		(57,979)		(256,178)		(49,172)
Capital Share Transactions:
Issued	11,827,000		18,461,000		—		1,676,000
Redeemed	(11,137,500)		(8,883,500)		(2,803,000)		(795,000)
Increase (Decrease) in Net Assets from Capital Share Transactions	689,500		9,577,500		(2,803,000)		881,000
Total Increase (Decrease) in Net Assets	3,592,378		4,427,055		(3,421,919)		(367,923)
Net Assets:
Beginning of Period	29,361,324		24,934,269		7,461,414		7,829,337
End of Period	$32,953,702		$29,361,324		$4,039,495		$7,461,414
Undistributed Net Investment Income	$133,309		$392,930		$44,337		$216,360

Share Transactions:
Issued	650,000		1,000,000		—		100,000
Redeemed	(600,000)		(500,000)		(200,000)		(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	50,000		500,000		(200,000)		50,000

(1)	Includes realized gains/(losses) as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

54

Statements of Changes in Net Assets

	Global X FTSE Argentina 20 ETF		Global X FTSE Greece 20 ETF
	Period Ended April 30, 2012 (Unaudited)	Period Ended October 31, 2011(1) (Audited)	Period Ended April 30, 2012(2) (Unaudited)
Operations:
Net Investment Income (Loss)	$25,536	$70,834	$(2,503)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(179,098)	(435,681)	214,283 (3)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(277,341)	(997,101)	(319,249)
Net Decrease in Net Assets Resulting from Operations	(430,903)	(1,361,948)	(107,469)
Dividends and Distributions:
Net Investment Income	(102,814)	—	(4,711)
Total Dividends and Distributions	(102,814)	—	(4,711)
Capital Share Transactions:
Issued	—	5,219,000	4,750,000
Redeemed	—	—	(1,720,000)
Increase in Net Assets from Capital Share Transactions	—	5,219,000	3,030,000
Total Increase (Decrease) in Net Assets	(533,717)	3,857,052	2,917,820
Net Assets:
Beginning of Period	3,857,052	—	—
End of Period	$3,323,335	$3,857,052	$2,917,820
Undistributed (Distributions in Excess of) Net Investment Income	$(6,164)	$71,114	$(7,214)

Share Transactions:
Issued	—	350,000	300,000
Redeemed	—	—	(100,000)
Net Increase in Shares Outstanding from Share Transactions	—	350,000	200,000

(1)	Commenced operations on March 2, 2011.
(2)	Commenced operations on December 7, 2011.
(3)	Includes realized gains as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

55

Statements of Changes in Net Assets

	Global X FTSE Norway 30 ETF				Global X FTSE Nordic Region ETF
	Period Ended April 30, 2012 (Unaudited)		Period Ended October 31, 2011(1) (Audited)		Period Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011 (Audited)
Operations:
Net Investment Income	$794,751		$1,248,076		$489,442		$751,628
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(4,909,960	)(1)	(3,824,884	)(1)	(506,048	)(1)	158,319 (1)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	4,391,748		(5,776,232)		1,456,744		(5,267,093)
Net Increase (Decrease) in Net Assets Resulting from Operations	276,539		(8,353,040)		1,440,138		(4,357,146)
Dividends and Distributions:
Net Investment Income	(1,360,544)		(6,983)		(742,231)		(150,580)
Net Realized Gains	—		—		(90,580)		—
Total Dividends and Distributions	(1,360,544)		(6,983)		(832,811)		(150,580)
Capital Share Transactions:
Issued	2,918,500		95,823,000		—		23,507,000
Redeemed	(23,541,000)		(12,756,000)		(3,999,500)		(2,678,000)
Increase (Decrease) in Net Assets from Capital Share Transactions	(20,622,500)		83,067,000		(3,999,500)		20,829,000
Total Increase (Decrease) in Net Assets	(21,706,505)		74,706,977		(3,392,173)		16,321,274
Net Assets:
Beginning of Period	74,706,977		—		29,004,748		12,683,474
End of Period	$53,000,472		$74,706,977		$25,612,575		$29,004,748
Undistributed Net Investment Income	$430,133		$995,926		$441,741		$694,530

Share Transactions:
Issued	200,000		6,200,000		—		1,150,000
Redeemed	(1,850,000)		(850,000)		(250,000)		(150,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,650,000)		5,350,000		(250,000)		1,000,000

(1)	Includes realized gains/(losses) as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

56

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

			Net										Ratio of
			Realized								Ratio of		Net
			and					Net			Expenses		Investment
	Net Asset		Unrealized					Asset		Net	to		Income
	Value,	Net	Gain (Loss)		Distribution	Distribution		Value,		Assets	Average		(Loss) to
	Beginning	Investment	on	Total from	from Net	from	Total from	End of	Total	End of	Net		Average		Portfolio
	of Period	Income	Investments	Operations	Investment	Capital	Distributions	Period	Return	Period	Assets		Net Assets		Turnover
	($)	(Loss) ($)*	($)	($)	Income ($)	Gains ($)	($)	($)	(%)**	($)(000)	(%)		(%)		(%)
Global X China Consumer ETF(1)
2012(Unaudited)	15.29	0.02	0.01	0.03	(0.06)	—	(0.06)	15.26	0.28	132,793	0.65	†	0.22	†	11.44	††
2011	20.33	0.17	(5.02)	(4.85)	(0.19)	—	(0.19)	15.29	(23.99)	136,858	0.65		0.98		12.37
2010	15.65	0.17	4.51	4.68	—	—	—	20.33	29.90	174,875	0.65	†	1.03	†	3.91	††
Global X China Energy ETF(2)
2012(Unaudited)	13.78	(0.05)	0.33	0.28	(0.26)	—	(0.26)	13.80	2.17	4,830	0.65	†	(0.68	)†	5.83	††
2011	15.72	0.27	(2.07)	(1.80)	(0.14)	—	(0.14)	13.78	(11.57)	4,822	0.65		1.70		11.39
2010	15.02	0.23	0.47	0.70	—	—	—	15.72	4.66	4,717	0.65	†	1.80	†	20.55	††
Global X China Financials ETF(3)
2012(Unaudited)	10.92	(0.03)	0.95	0.92	(0.01)	—	(0.01)	11.83	8.45	11,234	0.65	†	(0.61	)†	7.45	††
2011	14.77	0.03	(3.56)	(3.53)	(0.32)	—	(0.32)	10.92	(24.29)	10,924	0.65		0.25		41.54
2010	14.90	0.27	(0.40)	(0.13)	—	—	—	14.77	(0.87)	70,158	0.65	†	2.26	†	14.42	††
Global X China Industrials ETF(1)
2012(Unaudited)	11.39	(0.04)	0.77	0.73	(0.02)	—	(0.02)	12.10	6.55	4,841	0.65	†	(0.65	)†	10.83	††
2011	17.13	0.13	(5.64)	(5.51)	(0.23)	—	(0.23)	11.39	(32.56)	4,558	0.65		0.88		20.13
2010	15.50	0.08	1.55	1.63	—	—	—	17.13	10.52	12,850	0.65	†	0.61	†	12.74	††
Global X China Materials ETF(4)
2012(Unaudited)	9.58	(0.02)	(1.05)	(1.07)	—	—	—	8.51	(11.17)	2,552	0.65		(0.52	)†	5.05	††
2011	14.59	0.01	(4.88)	(4.87)	(0.14)	—	(0.14)	9.58	(33.69)	2,875	0.65		0.05		36.82
2010	14.95	0.02	(0.38)	(0.36)	—	—	—	14.59	(2.41)	57,642	0.65	†	0.23	†	6.13	††
Global X NASDAQ China Technology ETF(5)
2012(Unaudited)	15.38	(0.04)	0.23	0.19	(0.19)	—	(0.19)	15.38	1.45	4,614	0.65	†	(0.54	)†	54.64	††
2011	17.21	0.38	(2.05)	(1.67)	(0.03)	(0.13)	(0.16)	15.38	(9.81)	4,614	0.65		2.26		16.79
2010	14.90	0.03	2.28	2.31	—	—	—	17.21	15.50	4,301	0.65	†	0.24	†	5.15	††
Global X FTSE ASEAN 40 ETF(6)
2012(Unaudited)	15.51	0.66	0.46	1.12	(0.37)	—	(0.37)	16.26	7.53	29,273	0.65		3.62	†	7.01	††
2011	15.08	0.38	0.05	0.43	—	—	—	15.51	2.85	23,262	0.65	†	3.46	†	2.68	††

(1)	The Fund commenced operations on November 30, 2009.
(2)	The Fund commenced operations on December 15, 2009.
(3)	The Fund commenced operations on December 10, 2009.
(4)	The Fund commenced operations on January 12, 2010.
(5)	The Fund commenced operations on December 8, 2009.
(6)	The Fund commenced operations on February 16, 2011.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

57

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

			Net
			Realized								Ratio of		Ratio of
			and					Net			Expenses		Net
	Net Asset		Unrealized					Asset		Net	to		Investment
	Value,	Net	Gain (Loss)		Distribution	Distribution		Value,		Assets	Average		Income to
	Beginning	Investment	on	Total from	from Net	from	Total from	End of	Total	End of	Net		Average		Portfolio
	of Period	Income	Investments	Operations	Investment	Capital	Distributions	Period	Return	Period	Assets		Net Assets		Turnover
	($)	($)*	($)	($)	Income ($)	Gains ($)	($)	($)	(%)**	($)(000)	(%)		(%)		(%)
Global X FTSE Andean 40 ETF(1)
2012(Unaudited)	13.61	0.18	1.64	1.82	(0.24)	—	(0.24)	15.19	13.77	8,356	0.72	†	2.64	†	11.33	††
2011	14.88	0.19	(1.46)	(1.27)	—	—	—	13.61	(8.53)	6,806	0.72	†	1.81	†	15.83	††
Global X FTSE Colombia 20 ETF(2)
2012(Unaudited)	19.19	0.31	3.11	3.42	(0.21)	—	(0.21)	22.40	18.15	181,032	0.78†	@	3.11	†	16.56	††
2011(8)	22.99	0.29	(3.88)	(3.59)	(0.13)	(0.08)	(0.21)	19.19	(15.69)	141,643	0.81		1.39		63.11
2010(7)	13.92	0.16	9.44	9.60	(0.53)	—	(0.53)	22.99	71.28	196,355	0.86		0.77		40.95
2009(7)	7.50	0.25	6.17	6.42	—	—	—	13.92	85.60	6,960	0.86	†	2.93	†	1.94	††
Global X Brazil Mid Cap ETF(3)
2012(Unaudited)	15.55	0.25	1.37	1.62	(0.34)	—	(0.34)	16.83	10.85	24,404	0.69	†	3.13	†	16.99	††
2011	18.28	0.46	(2.94)	(2.48)	(0.23)	(0.02)	(0.25)	15.55	(13.73)	23,329	0.69		2.68		16.90
2010	15.16	0.08	3.04	3.12	—	—	—	18.28	20.58	29,242	0.69	†	1.24	†	2.69	††
Global X Brazil Consumer ETF(4)
2012(Unaudited)	16.78	0.07	1.68	1.75	(0.22)	—	(0.22)	18.31	10.72	32,954	0.77	†	0.79	†	31.48	††
2011	19.95	0.28	(3.42)	(3.14)	(0.02)	(0.01)	(0.03)	16.78	(7.16)	29,361	0.77		1.53		37.28
2010	15.48	—	4.47	4.47	—	—	—	19.95	28.88	24,934	0.77	†	0.07	†	4.72	††
Global X Brazil Financials ETF(5)
2012(Unaudited)	14.92	0.21	(1.03)	(0.82)	(0.64)	—	(0.64)	13.46	(5.29)	4,039	0.77	†	2.85	†	10.10	††
2011	17.40	0.46	(2.85)	(2.39)	(0.09)	—	(0.09)	14.92	(13.80)	7,461	0.77		2.85		37.24
2010	15.08	0.05	2.27	2.32	—	—	—	17.40	15.38	7,829	0.77	†	1.15	†	—	††
Global X FTSE Argentina 20 ETF(6)
2012(Unaudited)	11.02	0.07	(1.30)	(1.23)	(0.29)	—	(0.29)	9.50	(11.36)	3,323	0.75	†	1.33	†	14.68	††
2011	14.93	0.23	(4.14)	(3.91)	—	—	—	11.02	(26.19)	3,857	0.75	†	2.53	†	40.86	††

(1)	The Fund commenced operations on February 2, 2011.
(2)	The Fund commenced operations on February 5, 2009.
(3)	The Fund commenced operations on June 21, 2010.
(4)	The Fund commenced operations on July 7, 2010.
(5)	The Fund commenced operations on July 28, 2010.
(6)	The Fund commenced operations on March 2, 2011.
(7)	Per share amounts have been restated for a 2 for 1 share split on April 12, 2011. (See Note 8 in Notes to Financial Statements)
(8)	Per share amounts have been adjusted for a 2 for 1 share split on April 12, 2011. (See Note 8 in Notes to Financial Statements)
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
@	The Ratio of Expenses to Average Net Assets includes the effect of a waiver. If these expense offsets were excluded, the ratio would have been 0.79%, 0.83%, 0.86% and 0.86% for the periods ended April 30, 2012, October 31, 2011, October 31, 2010 and October 31, 2009, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

58

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

			Net										Ratio of
			Realized								Ratio of		Net
			and					Net			Expenses		Investment
	Net Asset		Unrealized					Asset		Net	to		Income
	Value,	Net	Gain (Loss)		Distribution	Distribution		Value,		Assets	Average		(Loss) to
	Beginning	Investment	on	Total from	from Net	from	Total from	End of	Total	End of	Net		Average		Portfolio
	of Period	Income	Investments	Operations	Investment	Capital	Distributions	Period	Return	Period	Assets		Net Assets		Turnover
	($)	(Loss) ($)*	($)	($)	Income ($)	Gains ($)	($)	($)	(%)**	($)(000)	(%)		(%)		(%)
Global X FTSE Greece 20 ETF(1)
2012(Unaudited)	15.18	(0.02)	(0.54)	(0.56)	(0.03)	—	(0.03)	14.59	(3.67)	2,918	0.66	†	(0.30	)†	12.82	††
Global X FTSE Norway 30 ETF(2)
2012(Unaudited)	13.96	0.20	0.52 ‡	0.72	(0.36)	—	(0.36)	14.32	5.56	53,000	0.50	†	2.97	†	13.30	††
2011	14.80	0.44	(1.27)	(0.83)	(0.01)	—	(0.01)	13.96	(5.62)	74,707	0.50	†	3.03	†	24.26	††
Global X FTSE Nordic Region ETF (3)
2012(Unaudited)	17.47	0.34	0.94	1.28	(0.53)	(0.06)	(0.59)	18.16	7.93	25,613	0.50	†	3.96	†	4.42	††
2011	19.22	0.53	(2.11)	(1.58)	(0.17)	—	(0.17)	17.47	(8.34)	29,005	0.50		2.74		3.59
2010	16.07	0.32	2.84	3.16	(0.01)	—	(0.01)	19.22	19.68	12,683	0.50		1.91		4.07
2009	14.50	(0.02)	1.59	1.57	.—	—	—	16.07	10.83	3,375	0.50	†	(0.50	)†	0.70	††

(1)	The Fund commenced operations on December 7, 2011.
(2)	The Fund commenced operations on November 9, 2010.
(3)	The Fund commenced operations on August 17, 2009.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
‡	The amount shown for a share outstanding throughout the period does not accord with the aggregate gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund..

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

59

Notes to Financial Statements
April 30, 2012 (unaudited)

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware Statutory Trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eighty-seven portfolios as of April 30, 2012. The financial statements herein and the related notes pertain to the Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Materials ETF, Global X NASDAQ China Technology ETF, Global X FTSE ASEAN 40 ETF, Global X FTSE Andean 40 ETF, Global X FTSE Colombia 20 ETF, Global X Brazil Mid Cap ETF, Global X Brazil Consumer ETF, Global X Brazil Financials ETF, Global X FTSE Argentina 20 ETF, Global X FTSE Greece 20 ETF, Global X FTSE Norway 30 ETF and Global X FTSE Nordic Region ETF (each a “Fund”, collectively, the “Funds”). Each Fund is non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

60

Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2012, there were securities valued using Fair Value Procedures of $28,002, $126,746 and $121,483 in Global X China Materials ETF, Global X Brazil Mid Cap ETF and Global X Brazil Consumer ETF Funds, respectively. There were no other securities priced using the Fair Value Procedures.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Funds calculated their net asset value. The closing prices of such securities may no longer reflect their market value at the time the Funds calculated net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Sub-administrator, SEI Investments Global Funds Services (“SEIGFS”), monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Funds calculate net asset value. If price movements in a monitored index or security exceed levels established by the Sub-administrator, the Sub-administrator notifies the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

61

Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)

Level 2 – Other significant observable inputs (including quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2012, there have been no significant changes to the Funds’ fair valuation methodologies.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

62

Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares ("Shares") at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a "Creation Unit" or multiples thereof). Purchasers of Creation Units ("Authorized Participants") at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee per transaction on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit	Transaction		Redemption
	Shares	Fee	Value	Fee
Global X China Consumer ETF	50,000	$1,900	$763,000	$1,900
Global X China Energy ETF	50,000	1,900	690,000	1,900
Global X China Financials ETF	50,000	1,900	591,500	1,900
Global X China Industrials ETF	50,000	1,900	605,000	1,900
Global X China Materials ETF	50,000	1,900	425,500	1,900
Global X NASDAQ China Technology ETF	50,000	1,900	769,000	1,900
Global X FTSE ASEAN 40 ETF	50,000	2,300	813,000	2,300
Global X FTSE Andean 40 ETF	50,000	2,300	759,500	2,300
Global X FTSE Colombia 20 ETF	50,000	2,500	1,120,000	2,500
Global X Brazil Mid Cap ETF	50,000	1,900	841,500	1,900
Global X Brazil Consumer ETF	50,000	1,500	915,500	1,500
Global X Brazil Financials ETF	50,000	1,500	673,000	1,500
Global X FTSE Argentina ETF	50,000	1,000	475,000	1,000
Global X FTSE Greece 20 ETF	50,000	1,000	729,500	1,000
Global X FTSE Norway 30 ETF	50,000	1,400	716,000	1,400
Global X FTSE Nordic Region ETF	50,000	1,400	908,000	1,400

63

Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions and other transaction expenses, interest expenses, acquired fund fees and extraordinary expenses (such as litigation and indemnification expenses). In addition, the Global X FTSE Colombia 20 ETF, Global X FTSE Argentina 20 ETF and Global X FTSE Greece 20 ETF pay custodial fees that are not covered by the Supervision and Administration Agreement.

Supervision and
Administration
Fee
Global X China Consumer ETF	0.65%
Global X China Energy ETF	0.65%
Global X China Financials ETF	0.65%
Global X China Industrials ETF	0.65%
Global X China Materials ETF	0.65%
Global X NASDAQ China Technology ETF	0.65%
Global X FTSE ASEAN 40 ETF	0.65%
Global X FTSE Andean 40 ETF	0.72%
Global X FTSE Colombia 20 ETF*	0.68%
Global X Brazil Mid Cap ETF	0.69%
Global X Brazil Consumer ETF	0.77%
Global X Brazil Financials ETF	0.77%
Global X FTSE Argentina ETF*	0.74%
Global X FTSE Greece 20 ETF*	0.55%
Global X FTSE Norway 30 ETF	0.50%
Global X FTSE Nordic Region ETF	0.50%

*The Global X FTSE Colombia 20 ETF, Global X FTSE Argentina 20 ETF and Global X FTSE Greece 20 ETF paid 0.10%, 0.01% and 0.11%, respectively in Custody Fees(in addition to the Supervision and Administration Fee) during the period ended April 30, 2012.

The Adviser and InterBolsa S.A. ("InterBolsa"), one of the leading broker-dealers located in Colombia, entered into an agreement, pursuant to which InterBolsa has agreed to provide certain marketing, marketing-related and other services and allows the use of InterBolsa’s name and brand with respect to the Global X FTSE Colombia 20 ETF. Under this agreement, InterBolsa agreed to make an initial payment to the Adviser regarding certain start up expenses for the Fund and the Adviser has agreed to share with InterBolsa fifty percent (50%) of the Adviser’s legitimate profits and losses with respect to the Global X FTSE Colombia 20 ETF.

64

Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

3. RELATED PARTY TRANSACTIONS (concluded)

SEIGFS serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Funds underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2012, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X China Consumer ETF	$15,373,359	$15,753,603
Global X China Energy ETF	294,360	383,099
Global X China Financials ETF	1,010,601	1,113,463
Global X China Industrials ETF	498,285	525,765
Global X China Materials ETF	154,188	135,869
Global X NASDAQ China Technology ETF	2,452,655	2,501,052
Global X FTSE ASEAN 40 ETF	2,888,891	1,747,186
Global X FTSE Andean 40 ETF	1,043,550	803,125
Global X FTSE Colombia 20 ETF	33,002,903	23,781,520
Global X Brazil Mid Cap ETF	4,001,634	4,802,904
Global X Brazil Consumer ETF	10,633,270	10,481,643
Global X Brazil Financials ETF	592,505	2,885,763
Global X FTSE Argentina 20 ETF	560,863	631,304
Global X FTSE Greece 20 ETF	2,476,860	273,678
Global X FTSE Norway 30 ETF	7,419,073	8,802,467
Global X FTSE Nordic Region ETF	1,117,604	1,572,054

During the period ended April 30, 2012, there were no purchases or sales of long-term U.S. Government securities for the Funds.

65

Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

4. INVESTMENT TRANSACTIONS (continued)

For the period ended April 30, 2012, in-kind transactions associated with creations and redemptions were:

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X China Consumer ETF	$40,407,971	$44,964,518	$(14,546,290)
Global X China Energy ETF	1,387,260	1,337,430	(69,263)
Global X China Financials ETF	3,926,565	4,696,096	841,052
Global X China Materials ETF	898,865	884,664	(757,417)
Global X FTSE ASEAN 40 ETF	4,442,349	1,021,509	(207,923)
Global X FTSE Andean 40 ETF	459,612	-	-
Global X FTSE Colombia 20 ETF	14,960,448	6,101,840	(863,953)
Global X Brazil Mid Cap ETF	-	388,110	(30,742)
Global X Brazil Consumer ETF	3,168,878	2,934,702	662,817
Global X Brazil Financials ETF	-	749,909	(130,497)
Global X FTSE Greece 20 ETF	2,485,208	1,718,402	195,351
Global X FTSE Norway 30 ETF	2,919,793	23,520,629	(3,922,152)
Global X FTSE Nordic Region ETF	-	3,998,162	22,341

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last period ended October 31, 2011 and 2010 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Totals
Global X China Consumer ETF
2011	$1,734,529	$–	$1,734,529
2010	–	–	–
Global X China Energy ETF
2011	$61,491	$–	$61,491
2010	–	–	–
Global X China Financials ETF
2011	$1,177,311	$–	$1,177,311
2010	–	–	–
Global X China Industrials ETF
2011	$149,711	$–	$149,711
2010	–	–	–
Global X China Materials ETF
2011	$336,120	$–	$336,120
2010	–	–	–
Global X NASDAQ China Technology ETF
2011	$45,880	$–	$45,880
2010	–	–	–

66

Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

5. TAX INFORMATION (continued)

		Long-Term
Global X Funds	Ordinary Income	Capital Gain	Totals
Global X FTSE Colombia 20 ETF
2011	$1,288,147	$456,070	$1,744,217
2010	264,734	–	264,734
Global X Brazil Mid Cap ETF
2011	$452,979	$–	$452,979
2010	–	–	–
Global X Brazil Consumer ETF
2011	$57,979	$–	$57,979
2010	–	–	–
Global X Brazil Financials ETF
2011	$49,172	$–	$49,172
2010	–	–	–
Global X FTSE Norway 30 ETF
2011	$6,983	$–	$6,983
Global X FTSE Nordic Region ETF
2011	$150,580	$–	$150,580
2010	2,158	–	2,158

As of October 31, 2011, the Components of Tax Basis Distributable Earnings (Accumulated Losses) were as follows:

	Global X Funds
	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF
Undistributed Ordinary Income	$418,113	$78,332	$14,611
Capital Loss Carryforwards	(1,514,329)	(33,911)	(551,954)
Unrealized Depreciation on Investments and Foreign Currency	(24,503,355)	(415,457)	(909,626)
Other Temporary Differences	(1,064,463)	–	–
Total Accumulated Losses	$(26,664,034)	$(371,036)	$(1,446,969)

	Global X China Industrials ETF	Global X China Materials ETF	Global X NASDAQ China Technology ETF
Undistributed Ordinary Income	$3,261	$–	$57,614
Capital Loss Carryforwards	(94,810)	–	(236,466)
Unrealized Depreciation on Investments and Foreign Currency	(2,469,616)	(1,468,667)	(18,036)
Total Accumulated Losses	$(2,561,165)	$(1,468,667)	$(196,888)

	Global X FTSE ASEAN 40 ETF	Global X FTSE Andean 40 ETF	Global X FTSE Colombia 20 ETF
Undistributed Ordinary Income	$265,345	$105,342	$1,305,906
Capital Loss Carryforwards	–	(120,886)	(8,249,654)
Unrealized Depreciation on Investments and Foreign Currency	(1,353,670)	(476,415)	(9,649,162)
Total Accumulated Losses	$(1,088,325)	$(491,959)	$(16,592,910)

	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X Brazil Financials ETF
Undistributed Ordinary Income	$431,261	$392,931	$218,222
Capital Loss Carryforwards	(918,379)	(563,593)	–
Unrealized Depre.lciation on Investments and Foreign Currency	(1,527,809)	(2,538,407)	(916,331)
Total Accumulated Losses	$(2,014,927)	$(2,709,069)	$(698,109)

67

Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

5. TAX INFORMATION (continued)

	Global X Funds
	Global X FTSE Argentina 20 ETF	Global X FTSE Norway 30 ETF	Global X FTSE Nordic Region ETF
Undistributed Ordinary Income	$71,114	$995,925	$788,538
Undistributed Long-Term Capital Gain	–	–	7,708
Capital Loss Carryforwards	(414,683)	(1,802,290)	–
Unrealized Depreciation on Investments and Foreign Currency	(1,018,378)	(7,695,643)	(3,745,630)
Other Temporary Differences	–	–	–
Total Accumulated Losses	$(1,361,947)	$(8,502,008)	$(2,949,384)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2011, the Funds that had capital loss carryforwards are listed below.

	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF	Global X NASDAQ China Technology ETF
Oct. 2019	$1,341,121	$33,911	$—	$—	$236,466
Oct. 2018	173,208	—	551,954	94,810	—
Total	$1,514,329	$33,911	$551,954	$94,810	$236,466

	Global X FTSE Colombia 20 ETF	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X FTSE Norway 30 ETF
Oct. 2019	$8,249,654	$918,379	$563,593	$1,802,290
Oct. 2018	—	—	—	—
Total	$8,249,654	$918,379	$563,593	$1,802,290

Fort the year ended October 31, 2011, Global X China Financials ETF, Global X China Industrials ETF, Global X Brazil Financials ETF and Global X FTSE Nordic Region ETF utilized $74,505, $125,310, $3, and $7,319, respectively of capital loss carryforwards.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be used prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X FTSE Andrean 40 ETF	120,886	-	120,886
Global X FTSE Argentina 20 ETF	414,683	-	414,683

68

Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

5. TAX INFORMATION (concluded)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2012 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X China Consumer ETF	$156,771,872	$15,186,476	$(17,811,864)	$(2,625,388)
Global X China Energy ETF	4,876,543	515,319	(565,667)	(50,348)
Global X China Financials ETF	11,200,425	741,300	(708,718)	32,582
Global X China Industrials ETF	6,551,903	326,175	(2,036,313)	(1,710,138)
Global X China Materials ETF	3,533,733	89,252	(1,075,372)	(986,120)
Global X NASDAQ China Technology ETF	4,232,329	832,099	(450,414)	381,685
Global X FTSE ASEAN 40 ETF	28,544,316	1,358,284	(837,064)	521,220
Global X FTSE Andean 40 ETF	7,887,897	774,298	(326,191)	448,107
Global X FTSE Colombia 20 ETF	174,143,810	23,352,876	(2,909,818)	20,443,058
Global X Brazil Mid Cap ETF	22,256,057	4,360,594	(2,475,391)	1,885,203
Global X Brazil Consumer ETF	30,965,389	5,348,716	(3,426,792)	1,921,924
Global X Brazil Financials ETF	4,613,042	349,026	(989,735)	(640,709)
Global X FTSE Argentina 20 ETF	4,598,479	198,558	(1,473,000)	(1,274,442)
Global X FTSE Greece 20 ETF	3,177,933	90,558	(409,792)	(319,234)
Global X FTSE Norway 30 ETF	53,490,379	3,466,641	(4,851,558)	(1,384,917)
Global X FTSE Nordic Region ETF	27,740,175	1,686,522	(3,938,477)	(2,251,955)

The preceding differences between book and tax cost are primarily due to mark to market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

69

Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

6. CONCENTRATION OF RISKS (continued)

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. The Funds may utilize a representative sampling strategy with respect to its Underlying Index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its Underlying Index, or, in certain instances, when securities in the Underlying Index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the Underlying Indexes).

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

7. OTHER

At April 30, 2012, the total Shares outstanding that were held by Authorized Participants were as follows. The Authorized Participants have entered into an agreement with the Funds’ Distributor.

	Authorized Participants	Percentage of Shares Outstanding
Global X China Consumer ETF	5	100%
Global X China Energy ETF	2	100%
Global X China Financials ETF	3	100%
Global X China Industrials ETF	1	100%
Global X China Materials ETF	2	100%
Global X NASDAQ China Technology ETF	2	100%
Global X FTSE ASEAN 40 ETF	3	100%
Global X FTSE Andean 40 ETF	3	100%
Global X FTSE Colombia 20 ETF	5	100%
Global X Brazil Mid Cap ETF	3	100%
Global X Brazil Consumer ETF	3	100%
Global X Brazil Financials ETF	2	100%
Global X FTSE Argentina 20 ETF	3	100%
Global X FTSE Greece 20 ETF	3	100%
Global X FTSE Norway 30 ETF	6	100%
Global X FTSE Nordic Region ETF	3	100%

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

70

Notes to Financial Statements (concluded)
April 30, 2012 (unaudited)

8. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of April 30, 2012, the value of the securities on loan was $19,216,219 and $14,666,764 for the Global X China Consumer ETF and Global X FTSE Colombia 20 ETF, respectively.

9. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds maximum exposure under these arrangements is unknown. However the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. NEW ACCOUNTING PROUNCEMENT

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Updates (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Adoption of ASU 2011-04 will not materially affect the Funds’ financial condition or results of operations.

11. SUBSEQUENT EVENT

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

71

Notes to Financial Statements (concluded)
April 30, 2012 (unaudited)

11. SUBSEQUENT EVENT (continued)

Subsequent to half-year end, on May 25, 2012, the Board of Trustees of the Trust (including the Independent Trustees) initially considered and unanimously approved the Investment Advisory Agreement and the Supervision and Administration Agreement for the Global X Top Guru Holdings Index ETF, Global X Top Value Guru Holdings Index ETF, and Global X Top Activist Investor Holdings Index ETF.

Subsequent to half-year end, on May 25, 2012, the Board of Trustees of the Trust determined that it is in the best interest of the Global X S&P/TSX Venture 30 Canada ETF to modify the Fund’s investment objective and strategies and to change the Fund’s name. The Fund will be renamed the Global X Junior Miners ETF and will pursue the investment objective and strategies outlined below. These changes are scheduled to go into effect on or about September 3, 2012.

The Fund currently seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/TSX Venture 30 Index. The S&P/TSX Venture 30 Index is a free-float adjusted, modified capitalization-weighted index designed to provide exposure to the 30 most liquid securities on the TSX Venture Exchange. The TSX Venture exchange is Canada’s junior listings market for emerging companies. Currently the Fund is mostly comprised of small-capitalization companies based in Canada that operate within the mining and energy sectors. Upon implementation of the change, the Fund’s new objective will be to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Junior Miners Index. The Solactive Junior Miners Index is designed to track the market performance of small-capitalization mining companies globally, and therefore the geographic scope of the Fund will expand accordingly. The Fund intends to focus its investments on small-capitalization mining companies including those engaged in mining, producing, smelting, and/or refining materials including but not limited to gold, silver, copper, aluminum, titanium and nickel.

This change is intended to position the Fund to benefit from the growth of commodity consumption around the world by investing in companies that are key elements of the commodity supply chain. This change also allows the Fund to diversify its investments geographically, although the change will increase the Fund’s exposure to emerging markets which may increase the risk of the Fund’s investments. These risks will be described in an updated Summary Prospectus and Statutory Prospectus that will be available at the time the changes described herein become effective.

The Fund also expects to gain certain cost efficiencies associated with the change in investment objective, and upon implementation of the change the total annual expense ratio of the Fund will be reduced from 0.75% to 0.69%.

Subsequent to half-year end, the following investment portfolio of the Trust commenced operations.

Fund Name	Commenced Operations
Global X Top Guru Holdings Index ETF	06/04/2012

72

Disclosure of Fund Expenses (unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

73

Disclosure of Fund Expenses (unaudited)(continued)

	Beginning Account Value 11/1/2011	Ending Account Value 4/30/2012	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X China Consumer ETF
Actual Fund Return	$1,000.00	$1,002.80	0.65%	$3 .24
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3 .27
Global X China Energy ETF
Actual Fund Return	$1,000.00	$1,021.70	0.65%	$3 .27
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3 .27
Global X China Financials ETF
Actual Fund Return	$1,000.00	$1,084.50	0.65%	$3 .37
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3 .27
Global X China Industrials ETF
Actual Fund Return	$1,000.00	$1,065.50	0.65%	$3 .34
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3 .27
Global X China Materials ETF
Actual Fund Return	$1,000.00	$888.30	0.65%	$3 .05
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3 .27
Global X NASDAQ China Technology ETF
Actual Fund Return	$1,000.00	$1,014.50	0.65%	$3 .26
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3 .27
Global X FTSE ASEAN 40 ETF
Actual Fund Return	$1,000.00	$1,075.30	0.65%	$3 .35
Hypothetical 5% Return	1,000.00	1,021.28	0.65	3 .27
Global X FTSE Andean 40 ETF
Actual Fund Return	$1,000.00	$1,137.70	0.72%	$3 .83
Hypothetical 5% Return	1,000.00	1,021.28	0.72	3 .62
Global X FTSE Colombia 20 ETF
Actual Fund Return	$1,000.00	$1,181.50	0.78%	$4 .23
Hypothetical 5% Return	1,000.00	1,020.98	0.78	3 .92
Global X Brazil Mid Cap ETF
Actual Fund Return	$1,000.00	$1,108.50	0.69%	$3 .62
Hypothetical 5% Return	1,000.00	1,021.43	0.69	3 .47
Global X Brazil Consumer ETF
Actual Fund Return	$1,000.00	$1,107.20	0.77%	$4 .03
Hypothetical 5% Return	1,000.00	1,021.03	0.77	3 .87
Global X Brazil Financials ETF
Actual Fund Return	$1,000.00	$947.10	0.77%	$3 .73
Hypothetical 5% Return	1,000.00	1,021.03	0.77	3 .87
Global X FTSE Argentina 20 ETF
Actual Fund Return	$1,000.00	$886.40	0.75%	$3 .52
Hypothetical 5% Return	1,000.00	1,021.13	0.75	3 .77
Global X FTSE Greece 20 ETF(2)
Actual Fund Return	$1,000.00	$963.30	0.66%	$2 .57
Hypothetical 5% Return	1,000.00	1,017.19	0.66	2 .64

74

Disclosure of Fund Expenses (unaudited)(concluded)

	Beginning Account Value 11/1/2011	Ending Account Value 4/30/2012	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X FTSE Norway 30 ETF
Actual Fund Return	$1,000.00	$1,055.60	0.50%	$2 .56
Hypothetical 5% Return	1,000.00	1,022.38	0.50	2 .51
Global X FTSE Nordic Region ETF
Actual Fund Return	$1,000.00	$1,079.30	0.50%	$2 .59
Hypothetical 5% Return	1,000.00	1,022.37	0.50	2 .52

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 182/366 (to reflect the one-half year period.)
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 145/366 (to reflect the period from inception to date.)

75

Approval Of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not "interested persons" of the mutual fund, as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and approve each agreement with such changes as the Independent Trustees deem appropriate.

At a quarterly Board meeting held on November 11, 2011, the Board of Trustees (including the Independent Trustees) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement ("Renewal Investment Advisory Agreement") for each Fund covered by this Semi-Annual Report (each a "Renewal Fund") and (ii) the Supervision and Administration Agreement between the Trust ("Renewal Supervision and Administration Agreement"), on behalf of each Renewal Fund, and Global X Management Company ("Global X Management"). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the "Renewal Agreements."

In advance of the Board meeting, the Board (including the Independent Trustees) requested (in writing) detailed information from Global X Management in connection with their consideration of the Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information.

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board concluded that the Renewal Agreements were fair and reasonable and in the best interests of each Renewal Fund and its shareholders, respectively. In approving the continuation of the Renewal Agreements for each Renewal Fund (as applicable), the Board considered among other things the following categories of material factors. In addition, the Board based their determinations regarding the continuation of each of the Renewal Fund Agreements on their consideration of all of the materials provided to them by Global X Management and each Renewal Fund’s other service providers throughout the year.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Certain factors considered by the Board (including the Independent Trustees) with respect to the approval of the continuation of the Renewal Agreements are discussed below.

RENEWAL AGREEMENTS

Nature, extent and quality of services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

76

Approval Of Investment Advisory Agreement (unaudited) (continued)

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund. In connection with these considerations, the Board noted that Global X Management had significantly increased its support staff and operational resources since the inception of each Renewal Fund;
•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of each Renewal Fund and the composition of each Renewal Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by each Renewal Fund, (iv) select broker- dealers to execute portfolio transactions for each Renewal Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of each Renewal Fund, the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for each Renewal Fund that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including creation units) of each Renewal Fund by shareholders and new investors;
•	the nature, extent and quality of the all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to each Renewal Fund and the adequacy of Global X Management’s personnel resources that would continue to be made available to each Renewal Fund; and
•	Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Renewal Funds by Global X Management.

77

Approval Of Investment Advisory Agreement (unaudited) (concluded)

Performance

With respect to this fact, the Board considered each Renewal Fund’s total return and investment performance relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds in the same classification as each of the Renewal Funds, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds, pertinent indexes, and pertinent registered fund performance rankings. The Board noted that some of the Renewal Funds had only been in operations for a few months and that some Renewal Funds had not yet commenced operations. The Board observed that, for the Renewal Funds that had not commenced operations, meaningful data relating to investment performance was not available and, therefore, could not be a factor in approving the Renewal Agreements for the non- operational Renewal Funds.

Based on these considerations and comparisons, the Board concluded that the investment performance of each operational Renewal Fund did not adversely affect the Board approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management and related services to each Renewal Fund. In this regard, the Board considered the Management Fee that has been borne by each Renewal Fund under the Renewal Agreements for the various investment advisory, supervisory and administrative services that each Renewal Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by each Renewal Fund).

In addition, the Board considered the current and expected profitability to Global X Management from all services provided to the Renewal Funds and all aspects of Global X Management’s relationship with each of the Renewal Funds. In connection with these considerations, the Global X Management provided the Board with financial information regarding its operations and services to the Renewal Funds and discussed with the Board its current and expected profitability with respect to the Renewal Funds. Global X Management noted that it was likely that it would not generate profits in the upcoming year from its services to certain of the newer or smaller Renewal Funds because of the small amount of assets under management for those Renewal Funds.

Based on these considerations, the Board concluded that the profits anticipated to be realized by Global X Management from its relationship with each of the Renewal Funds would not be excessive and should not preclude approval of the continuance of each Renewal Agreement.

78

Approval Of Investment Advisory Agreement (unaudited) (continued)

Comparison of Fees and Services

With respect to this factor, the Board considered:

•     comparative information with respect to the Management Fee paid to Global X Management by each of the Renewal Funds. In connection with this consideration, Global X Management provided the Board with detailed comparative expense data for each of the Renewal Funds, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and other comparable registered funds and fees and expenses paid by other funds that are series of the Trust under the same unified Management Fee structure;

•     the structure of the unified Management Fee structure (which includes as one component the investment advisory fee for each Renewal Fund) and the current total expense ratios for each of the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of each of the Renewal Funds and that the proposed Management Fee for each Renewal Fund was set at a competitive fee to make each Renewal Fund viable in the marketplace; and

•     that Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each Renewal Fund would bear other expenses not covered under the all-inclusive Management Fee, such as asset-based custody fees for certain of the Renewal Funds, taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the proposed Management Fee and total expense ratio of each Renewal Fund should not preclude approval of the Renewal Agreements.

Economies of Scale

With respect to this factor, the Board considered:

•     the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for each Renewal Fund reflected these economies of scale;

•     the significant investment of time, personnel and other resources that Global X Management has made and intends to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

79

Approval Of Investment Advisory Agreement (unaudited) (continued)

•     that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that continuation of the unitary

Management Fee for each Renewal Fund was reasonable.

Other Benefits

The Board considered any other benefits realized by Global X Management as a result from its relations relationships with each Renewal Fund and concluded that all information it considered supported approval of the continuation of the Renewal Agreements.

80

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their Funds holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at GlobalXFunds.com.

81

Notice to Shareholders (unaudited)

For shareholders that do not have a February 27, 2012 tax year end, this notice is for informational purposes only. For shareholders with a February 27, 2012 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended February 27, 2012, the liquidated Funds have designated the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	Interest Related Dividends (3)	Short Term Capital Gain Dividends(4)
Global X Russell Emerging Markets Growth ETF	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.00%
Global X Russell Emerging Markets Value ETF	0.00%	100.00%	100.00%	0.00%	44.01%	0.00%	100.00%
Global X Mexico Small-Cap ETF	0.00%	100.00%	100.00%	0.00%	59.07%	0.00%	100.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid for foreign investors.

(4) The percentage in this column represents the amount of "Short-Term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

For the short period ended February 27, 2012, the Funds designate all distributions in the short period as ordinary income distributions

82

Notes

83

Notes

84

399 Park Ave, 32nd floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser:

Global X Management Company LLC

399 Park Ave, 32nd floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for the Independent Trustees:

Dechert LLP

1175 I Street N.W.

Washington, DC 20007

This information must be preceded or accompanied by a prospectus for the funds described.

Global X SuperDividend ETF (ticker: SDIV)

Global X MLP ETF (ticker: MLPA)

Global X Canada Preferred ETF (ticker: CNPF)

Global X Social Media Index ETF (ticker: SOCL)

Global X Auto ETF (ticker: VROM)

Global X NASDAQ 500 ETF (ticker: QQQV)

Global X NASDAQ 400 Mid Cap ETF (ticker: QQQM)

Semi Annual Report

April 30, 2012

Schedule of Investments
Global X Super Dividend ETF	1
Global X MLP ETF	7
Global X Canada Preferred ETF	9
Global X Social Media ETF	11
Global X Auto ETF	14
Global X NASDAQ 500 ETF	18
Global X NASDAQ 400 Midcap ETF	34
Statements of Assets and Liabilities	47
Statements of Operations	49
Statements of Changes in Net Assets	51
Financial Highlights	54
Notes to Financial Statements	55
Disclosure of Fund Expenses	67
Approval of Investment Advisory Agreement	69
Supplemental Information	76
Notice to Shareholders	77

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	April 30, 2012 (Unaudited)

Global X SuperDividend ETF

Sector Weightings†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 98.3%
AUSTRALIA—24.8%
Banks — 5.0%
Bank of Queensland	79,129	$615,065
Bendigo and Adelaide Bank	68,889	540,494
Commonwealth Bank of Australia	11,076	599,766
National Australia Bank	24,198	636,126
Westpac Banking	26,632	630,739
		3,022,190
Consumer Goods — 2.1%
Fleetwood	44,116	603,542
GUD Holdings	77,336	683,320
		1,286,862
Consumer Services — 9.5%
APN News & Media	757,364	662,873
David Jones	235,749	611,640
Metcash	136,917	564,936
Myer Holdings	274,835	672,955
Navitas	193,832	797,754
Seven West Media	166,374	513,125
Southern Cross Media Group	501,809	703,246
TABCORP Holdings	200,200	598,677
Tatts Group	223,249	600,144
		5,725,350

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	April 30, 2012 (Unaudited)

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued

Financials — 3.3%
IOOF Holdings	99,304	$644,616
Perpetual	24,200	642,987
QBE Insurance Group	48,382	697,696
		1,985,299
Industrials — 0.8%
GWA Group	246,105	503,883
Oil & Gas — 1.1%
APA Group	116,536	633,836
Telecommunications — 1.0%
Telstra	163,103	601,605
Utilities — 2.0%
DUET Group	310,974	599,435
Spark Infrastructure Group	398,731	602,413
		1,201,848
TOTAL AUSTRALIA		14,960,873

AUSTRIA—0.9%
Telecommunications — 0.9%
Telekom Austria	51,716	567,229
BELGIUM—0.9%
Telecommunications — 0.9%
Belgacom	19,350	549,666
BERMUDA—1.1%
Industrials — 1.1%
Ship Finance International	48,804	675,935
BRAZIL—0.8%
Utilities — 0.8%
Light	38,500	497,269
CANADA—5.0%
Consumer Services — 1.0%
Parkland Fuel	42,797	605,661
Health Care — 1.0%
CML HealthCare	56,489	611,295
Oil & Gas — 1.0%
NAL Energy	81,835	627,939
Real Estate Investment Trust — 0.9%
Extendicare	68,194	559,165
Utilities — 1.1%
Just Energy Group	48,528	638,136

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	April 30, 2012 (Unaudited)

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CANADA		$3,042,196
CHINA—1.2%
Financials — 1.2%
Greentown China Holdings	1,001,635	698,426
CZECH REPUBLIC— 1.0%
Telecommunications — 1.0%
Telefonica Czech Republic	30,631	617,723
FRANCE—0.9%
Telecommunications — 0.9%
France Telecom	40,287	551,143
GERMANY—1.3%
Telecommunications — 1.3%
Freenet	43,550	756,905
HUNGARY—1.0%
Telecommunications — 1.0%
Magyar Telekom Telecommunications	244,936	617,350
ITALY—0.8%
Consumer Services — 0.8%
Mediaset	193,565	460,430
NEW ZEALAND— 2.2%
Telecommunications — 2.2%
Chorus *	217,599	610,338
Telecom Corp of New Zealand	344,341	740,567
TOTAL NEW ZEALAND		1,350,905
NORWAY—1.0%
Oil & Gas — 1.0%
Seadrill	15,462	598,438
POLAND—2.0%
Basic Materials — 1.0%
KGHM Polska Miedz	14,230	626,367
Telecommunications — 1.0%
Telekomunikacja Polska	115,584	604,807
TOTAL POLAND		1,231,174
SINGAPORE—5.4%
Industrials — 1.1%
Venture	94,033	653,482

The accompanying notes are an integral part of the financial statements.

3

Schedule of Investments	April 30, 2012 (Unaudited)

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trust — 3.2%
Ascendas	382,808	$643,427
Mapletree Logistics Trust	846,529	670,382
Suntec	608,150	643,779
		1,957,588
Telecommunications — 1.1%
StarHub	261,512	674,120
TOTAL SINGAPORE		3,285,190
SPAIN—1.7%
Consumer Services — 0.8%
Antena 3 de Television	93,131	493,109
Telecommunications — 0.9%
Telefonica	35,080	511,252
TOTAL SPAIN		1,004,361
TAIWAN—1.8%
Industrials — 1.0%
U-Ming Marine Transport	352,471	598,544
Technology — 0.8%
Macronix International	1,404,796	463,640
TOTAL TAIWAN		1,062,184
TURKEY—1.0%
Consumer Goods — 1.0%
Ford Otomotiv Sanayi	62,611	575,754
UNITED KINGDOM— 7.5%
Consumer Services — 1.6%
Firstgroup	126,300	399,287
Halfords Group	117,116	522,877
		922,164
Financials — 4.1%
Aviva	108,723	543,632
Provident Financial	38,710	726,229
RSA Insurance Group	339,319	578,216
Standard Life	169,733	615,929
		2,464,006
Industrials — 0.9%
Interserve	122,393	568,484
Telecommunications — 0.9%
Cable & Wireless Communications	1,036,399	554,883
TOTAL UNITED KINGDOM		4,509,537

The accompanying notes are an integral part of the financial statements.

4

Schedule of Investments	April 30, 2012 (Unaudited)

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 36.0%
Consumer Goods — 0.9%
Vector Group	32,961	$571,873
Financials — 7.9%
Apollo Investment	83,663	606,557
Ares Capital	37,082	594,795
BGC Partners, Cl A	91,440	637,337
BlackRock Kelso Capital	63,583	613,576
Fifth Street Finance	59,093	580,293
PennantPark Investment	56,354	588,900
Prospect Capital	54,401	594,059
Solar Capital	26,316	546,320
		4,761,837
Health Care — 1.0%
PDL BioPharma	95,028	597,726
Industrials — 0.9%
Coretronic	654,712	552,533
Real Estate Investment Trust — 18.8%
American Capital Agency	19,385	605,587
Annaly Capital Management	36,093	589,038
Anworth Mortgage Asset	90,811	612,066
ARMOUR Residential	84,664	590,955
Capstead Mortgage	44,591	612,234
Chimera Investment	203,628	588,485
CommonWealth	28,781	539,644
CreXus Investment	53,283	558,939
CYS Investments	44,316	608,459
Getty Realty	34,913	552,324
Hatteras Financial	21,129	615,488
Hospitality Properties Trust	23,905	659,300
Invesco Mortgage Capital	37,829	667,303
Investors Real Estate Trust	78,685	568,106
Medical Properties Trust	61,077	572,902
MFA Financial	79,508	586,769
Omega Healthcare Investors	27,601	590,937
Starwood Property Trust	29,772	621,341
Two Harbors Investment	59,998	627,579
		11,367,456
Telecommunications — 5.5%
CenturyLink	15,708	605,700
Consolidated Communications Holdings	31,363	606,874

The accompanying notes are an integral part of the financial statements.

5

Schedule of Investments	April 30, 2012 (Unaudited)

Global X SuperDividend ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Telecommunications — continued
Frontier Communications	137,914	$557,172
Koninklijke KPN	57,780	518,633
VimpelCom ADR	49,514	504,548
Windstream	47,858	537,924
		3,330,851
Utilities — 1.0%
Atlantic Power	41,162	587,523
TOTAL UNITED STATES		21,769,799
TOTAL COMMON STOCK
(Cost $61,122,615)		59,382,487

PREFERRED STOCK — 0.9%
BRAZIL—0.9%
Utilities — 0.9%
AES Tiete
(Cost $625,405)	41,451	576,267

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%
(Cost $114,253)	$114,253	114,253
TOTAL INVESTMENTS — 99.4%
(Cost $61,862,273)		$60,073,007

Percentages are based on Net Assets of $60,411,795.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$59,382,487	$—	$—	$59,382,487
Preferred Stock	576,267	—	—	576,267
Time Deposit	—	114,253	—	114,253
Total Investments in Securities	$59,958,754	$114,253	$—	$60,073,007

For the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 investments.

For the period ended April 30, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

6

Schedule of Investments	April 30, 2012 (Unaudited)

Global X MLP ETF

Sector Weightings †:

† Percentages based on total investments.

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 100.7%
Basic Materials — 5.4%
Alliance Resource Partners	1,309	$84,535
Natural Resource Partners	3,122	77,894
Penn Virginia Resource Partners	4,921	125,436
		287,865
Consumer Services — 1.7%
Suburban Propane Partners	2,135	90,802
Oil & Gas — 88.3%
Atlas Pipeline Partners	2,940	102,782
Boardwalk Pipeline Partners	5,075	140,222
BreitBurn Energy Partners	4,102	78,061
Buckeye Partners	4,522	255,267
Chesapeake Midstream Partners	3,332	95,562
El Paso Pipeline Partners	7,385	250,130
Enbridge Energy Partners	8,624	266,482
Energy Transfer Partners	5,852	290,435
Enterprise Products Partners	5,348	275,636
EV Energy Partner	2,212	140,396
Genesis Energy	3,276	101,425
Kinder Morgan Energy Partners	3,150	259,686
Magellan Midstream Partners	3,808	269,682
MarkWest Energy Partners	4,480	269,472
NuStar Energy	4,403	242,121
ONEOK Partners	4,816	268,540
Plains All American Pipeline	3,437	281,593
Regency Energy Partners *	7,196	181,195
Spectra Energy Partners	2,219	72,073
Sunoco Logistics Partners	4,004	162,923
Targa Resources Partners	4,732	203,618
TC Pipelines	2,254	98,883
Western Gas Partners	3,045	142,384
Williams Partners	4,536	260,548
		4,709,116

The accompanying notes are an integral part of the financial statements.

7

Schedule of Investments	April 30, 2012 (Unaudited)

Global X MLP ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
Utilities — 5.3%
AmeriGas Partners	3,787	$153,449
Inergy	6,734	131,246
		284,695
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $5,212,422)		5,372,478

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%
(Cost $1,977)	$1,977	1,977
TOTAL INVESTMENTS — 100.7%
(Cost $5,214,399)		$5,374,455

Percentages are based on Net Assets of $5,335,571.

*	Non-income producing security.

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$5,372,478	$—	$—	$5,372,478
Time Deposit	—	1,977	—	1,977
Total Investments in Securities	$5,372,478	$1,977	$—	$5,374,455

For the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 investments.

For the period ended April 30, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Canada Preferred ETF

Sector Weightings †:

† Percentages based on total investments.

	Shares	Value
PREFERRED STOCK — 98.9%
CANADA—98.9%
Consumer Goods — 2.7%
George Weston, 0.048%	7,483	$179,907
RONA, 0.053%(A)	6,463	159,375
		339,282
Financials — 75.8%
Bank of Montreal, 0.045%(A)	34,525	912,967
Bank of Nova Scotia, 0.053%(A)	33,546	886,739
Brookfield Asset Management, 0.070%(A)	22,496	601,499
Brookfield Office Properties, 0.062%(A)	22,862	603,986
Canadian Imperial Bank of Commerce, 0.065%(A)	20,799	556,777
Fairfax Financial Holdings, 0.050%(A)	24,081	603,983
Great-West Lifeco, 0.052%(A)	24,815	617,454
HSBC Bank Canada, 0.066%(A)	9,826	270,654
Husky Energy, 0.045%(A)	11,285	298,961
Manulife Financial, 0.056%(A)	38,262	1,000,595
Power Financial, 0.044%(A)	19,974	508,886
Royal Bank of Canada, 0.063%(A)	38,246	1,020,877
Sun Life Financial, 0.048%	24,449	586,415
Toronto-Dominion Bank, 0.049%(A)	38,241	1,026,399
		9,496,192
Oil & Gas — 10.1%
AltaGas, 0.050%(A)	7,512	198,855
TransCanada, 0.044%(A)	40,834	1,069,278
		1,268,133
Telecommunications — 8.2%
BCE, 0.048%(A)	18,658	427,711
Bell Aliant, 0.049%(A)	11,272	291,428
Shaw Communications, 0.045%(A)	11,755	305,224
		1,024,363
Utilities — 2.1%
TransAlta, 0.046%(A)	11,271	258,428

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Canada Preferred ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
TOTAL CANADA		$12,386,398
TOTAL PREFERRED STOCK
(Cost $12,311,374)		12,386,398

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%
(Cost $11,316)	$11,316	11,316
TOTAL INVESTMENTS — 99.0%
(Cost $12,322,690)		$12,397,714

Percentages are based on Net Assets of $12,520,672.

(A)	Floating rate security - Rate disclosed is the rate in effect on April 30, 2012.

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$12,386,398	$—	$—	$12,386,398
Time Deposit	—	11,316	—	11,316
Total Investments in Securities	$12,386,398	$11,316	$—	$12,397,714

For the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 investments.

For the period ended April 30, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Social Media ETF

Sector Weightings †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.0%
CHINA—29.8%
Technology — 29.8%
NetEase ADR *	12,336	$744,108
Renren ADR *	96,663	589,644
SINA *	21,489	1,257,321
Sky-mobi ADR *	28,543	85,058
Tencent Holdings	49,188	1,545,634
Youku.com ADR *	5,135	123,446
TOTAL CHINA		4,345,211
GERMANY—1.7%
Technology — 1.7%
XING	3,404	253,680
INDIA—1.1%
Technology — 1.1%
Rediff.Com India ADR *	24,989	156,181
ITALY—1.3%
Technology — 1.3%
Buongiorno *	86,205	184,401
JAPAN—21.0%
Technology — 21.0%
Dena	36,005	1,128,764
Mixi	56	145,401
Nexon *	44,892	856,906
Gree	34,685	934,462
TOTAL JAPAN		3,065,533

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Social Media ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
NETHERLANDS—4.2%
Technology — 4.2%
Yandex, Cl A *	26,084	$618,712
RUSSIA—4.8%
Technology — 4.8%
Mail.ru Group GDR *	16,102	696,412
TAIWAN—0.8%
Technology — 0.8%
PChome Online	19,231	109,295
UNITED STATES— 34.3%
Consumer Services — 6.5%
Angie's List *	7,440	103,788
Groupon, Cl A *	35,508	380,291
Nutrisystem	24,981	289,280
Yelp, Cl A *	7,554	172,684
		946,043
Technology — 27.8%
Changyou.com ADR *	6,010	145,562
Demand Media *	32,227	267,806
Google, Cl A *	1,139	689,357
LinkedIn, Cl A *	14,375	1,558,969
Quepasa *	15,317	58,205
Pandora Media *	50,448	433,853
United Online	78,777	373,403
Zynga, Cl A *	63,029	525,662
		4,052,817
TOTAL UNITED STATES		4,998,860
TOTAL COMMON STOCK
(Cost $13,856,706)		14,428,285

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%
(Cost $3,673)	$3,673	3,673
TOTAL INVESTMENTS — 99.0%
(Cost $13,860,379)		$14,431,958

Percentages are based on Net Assets of $14,578,087.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Social Media ETF

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$14,428,285	$—	$—	$14,428,285
Time Deposit	—	3,673	—	3,673
Total Investments in Securities	$14,428,285	$3,673	$—	$14,431,958

For the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 investments.

For the period ended April 30, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Auto ETF

Sector Weightings †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 96.4%
CANADA—1.7%
Consumer Goods — 1.7%
Magna International	1,921	$84,183
CHINA—5.7%
Consumer Goods — 4.2%
Dongfeng Motor Group, Cl H	74,300	146,519
Guangzhou Automobile Group, Cl H *	52,600	58,372
		204,891
Industrials — 1.5%
Byd, Cl H	28,743	75,760
TOTAL CHINA		280,651
FRANCE—4.8%
Consumer Goods — 4.8%
Cie Generale des Etablissements Michelin, Cl B	1,592	118,895
Peugeot	1,498	17,985
Renault	1,559	70,835
Valeo	595	29,220
TOTAL FRANCE		236,935
GERMANY—18.7%
Consumer Goods — 18.7%
Bayerische Motoren Werke	3,020	287,065
Continental	834	80,832
Daimler	7,766	429,337
Volkswagen	728	124,263
TOTAL GERMANY		921,497
HONG KONG— 0.6%
Consumer Goods — 0.6%
Brilliance China Automotive Holdings *	18,600	20,185
Geely Automobile Holdings	31,800	11,845
TOTAL HONG KONG		32,030
INDIA—2.3%
Industrials — 2.3%
Tata Motors ADR	3,757	111,771

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Auto ETF

	Shares	Value
COMMON STOCK — continued
INDONESIA—2.4%
Consumer Goods — 2.4%
Astra International	15,650	$120,902
ITALY—1.4%
Consumer Goods — 1.4%
Fiat	7,000	33,802
Pirelli & C	2,800	34,098
TOTAL ITALY		67,900
JAPAN—25.3%
Consumer Goods — 24.7%
Aisin Seiki	740	26,360
Bridgestone	2,635	62,872
Daihatsu Motor	750	14,260
Denso	1,842	60,192
Fuji Heavy Industries	2,550	19,579
GS Yuasa	1,400	7,260
Honda Motor ADR	7,276	262,227
JTEKT	700	7,742
Mazda Motor	6,700	10,993
Mitsubishi Motors *	15,600	17,585
Nissan Motor	9,455	99,003
NSK	2,100	14,571
Suzuki Motor	1,585	37,660
Toyota Industries	672	19,131
Toyota Motor ADR	6,876	562,319
		1,221,754
Industrials — 0.6%
Isuzu Motors	4,900	28,170
TOTAL JAPAN		1,249,924
SOUTH KOREA— 12.4%
Consumer Goods — 12.4%
Hankook Tire	752	31,873
Hyundai Mobis	529	143,938
Hyundai Motor	1,222	290,328
Kia Motors	2,006	148,037
TOTAL SOUTH KOREA		614,176
SWEDEN—1.0%
Consumer Goods — 1.0%
Autoliv	767	48,121

The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Auto ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
UNITED STATES— 20.1%
Consumer Goods — 20.1%
BorgWarner *	919	$72,638
Ford Motor	32,860	370,661
General Motors *	6,081	139,863
Gentex	1,189	26,122
Genuine Parts	1,323	85,704
Goodyear Tire & Rubber *	2,070	22,728
Johnson Controls	5,910	188,943
Tesla Motors *	306	10,138
TRW Automotive Holdings *	884	40,408
WABCO Holdings *	571	35,990
TOTAL UNITED STATES		993,195
TOTAL COMMON STOCK
(Cost $4,952,339)		4,761,285

PREFERRED STOCK — 3.3%
GERMANY—3.3%
Consumer Goods — 3.3%
Porsche Automobil Holding
(Cost $170,057)	2,654	162,006

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%
(Cost $5,139)	$5,139	5,139
TOTAL INVESTMENTS — 99.8%
(Cost $5,127,535)		$4,928,430

Percentages are based on Net Assets of $4,936,550

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments	April 30, 2012 (Unaudited)

Global X Auto ETF

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,761,285	$—	$—	$4,761,285
Preferred Stock	162,006	—	—	162,006
Time Deposit	—	5,139	—	5,139
Total Investments in Securities	$4,923,291	$5,139	$—	$4,928,430

For the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 investments.

For the period ended April 30, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

17

Schedule of Investments	April 30, 2012 (Unaudited)

Global X NASDAQ 500 ETF

Sector Weightings†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.9%

ARGENTINA—0.1%
Consumer Services — 0.1%
MercadoLibre	17	$1,645
BERMUDA—0.4%
Consumer Services — 0.0%
Central European Media Enterprises, Cl A *	22	174
Oil & Gas — 0.1%
Energy XXI Bermuda	28	1,055
Golar LNG	25	925
		1,980
Technology — 0.3%
Marvell Technology Group *	234	3,512
TOTAL BERMUDA		5,666
BRITISH VIRGIN ISLANDS— 0.0%
Industrials — 0.0%
UTi Worldwide	38	633
CANADA—0.7%
Basic Materials — 0.2%
Methanex	36	1,266
Pan American Silver	41	800
Silver Standard Resources *	31	447
		2,513
Consumer Goods — 0.2%
Lululemon Athletica *	40	2,965
Industrials — 0.0%
Westport Innovations *	17	532

The accompanying notes are an integral part of the financial statements.

18

Schedule of Investments	April 30, 2012 (Unaudited)

Global X NASDAQ 500 ETF

	Shares	Value
COMMON STOCK — continued

Technology — 0.3%
Open Text *	22	$1,232
Research In Motion *	197	2,817
		4,049
TOTAL CANADA		10,059
CHINA—1.4%
Consumer Goods — 0.0%
Perfect World ADR	15	183
Consumer Services — 0.1%
Focus Media Holding ADR	47	1,123
Home Inns & Hotels Management ADR *	12	285
		1,408
Industrials — 0.0%
Hollysys Automation Technologies *	21	208
Technology — 1.3%
AsiaInfo Holdings *	28	353
Baidu ADR *	103	13,668
Ctrip.com International ADR *	55	1,192
NetEase ADR *	29	1,749
Sohu.com *	15	774
Spreadtrum Communications ADR	14	193
		17,929
TOTAL CHINA		19,728
GREECE—0.0%
Industrials — 0.0%
DryShips *	160	506
HONG KONG— 0.1%
Consumer Services — 0.1%
Melco Crown Entertainment ADR *	68	1,055
INDIA—0.1%
Technology — 0.1%
Infosys ADR	34	1,610
IRELAND—0.8%
Consumer Services — 0.1%
Ryanair Holdings ADR *	44	1,481
Health Care — 0.4%
Alkermes *	50	865
Amarin ADR *	41	501
ICON ADR *	23	510
Shire ADR	17	1,658

The accompanying notes are an integral part of the financial statements.

19

Schedule of Investments	April 30, 2012 (Unaudited)

Global X NASDAQ 500 ETF

	Shares	Value
COMMON STOCK — continued

Health Care — continued
Warner Chilcott, Cl A *	96	$2,088
		5,622
Technology — 0.3%
Seagate Technology	160	4,922
TOTAL IRELAND		12,025
ISRAEL—1.3%
Health Care — 0.8%
Teva Pharmaceutical Industries ADR	266	12,167
Technology — 0.5%
Check Point Software Technologies *	78	4,534
Mellanox Technologies *	15	879
NICE Systems ADR *	15	576
RADWARE *	8	308
		6,297
TOTAL ISRAEL		18,464
JERSEY—0.1%
Basic Materials — 0.1%
Randgold Resources ADR	24	2,140
NETHERLANDS—0.3%
Health Care — 0.1%
QIAGEN *	90	1,506
Industrials — 0.0%
VistaPrint *	15	559
Technology — 0.2%
ASML Holding, Cl G	45	2,295
TOTAL NETHERLANDS		4,360
RUSSIA—0.0%
Consumer Services — 0.0%
CTC Media	59	639
SINGAPORE—0.4%
Industrials — 0.2%
Flextronics International *	284	1,891
Technology — 0.2%
Avago Technologies	93	3,207
TOTAL SINGAPORE		5,098
SWEDEN—0.1%
Technology — 0.1%
Ericsson ADR	85	850

The accompanying notes are an integral part of the financial statements.

20

Schedule of Investments	April 30, 2012 (Unaudited)

Global X NASDAQ 500 ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND—0.3%
Technology — 0.3%
Garmin	73	$3,440
Logitech International *	71	721
TOTAL SWITZERLAND		4,161
TAIWAN—0.0%
Technology — 0.0%
Silicon Motion Technology ADR *	12	204
Siliconware Precision Industries ADR	39	228
TOTAL TAIWAN		432
UNITED KINGDOM— 0.7%
Technology — 0.1%
ARM Holdings ADR	54	1,368
Telecommunications — 0.6%
Vodafone Group ADR	333	9,267
TOTAL UNITED KINGDOM		10,635
UNITED STATES— 93.1%
Basic Materials — 0.5%
A Schulman	13	320
Century Aluminum *	37	340
Globe Specialty Metals	29	387
Royal Gold	21	1,301
Sigma-Aldrich	47	3,332
Steel Dynamics	83	1,060
		6,740
Consumer Goods — 2.2%
Activision Blizzard	432	5,560
Crocs *	33	667
Deckers Outdoor *	15	765
Diamond Foods	7	146
Electronic Arts *	124	1,907
Fossil *	24	3,136
Gentex	55	1,208
Green Mountain Coffee Roasters *	58	2,828
Hain Celestial Group *	17	804
Hasbro	52	1,910
Herman Miller	22	430
Iconix Brand Group *	28	429
Interface, Cl A	21	297
iRobot *	10	236
LKQ *	55	1,840

The accompanying notes are an integral part of the financial statements.

21

Schedule of Investments	April 30, 2012 (Unaudited)

Global X NASDAQ 500 ETF

	Shares	Value
COMMON STOCK — continued

Consumer Goods — continued
Mattel	131	$4,402
Monster Beverage *	68	4,417
Pool	18	664
Sanderson Farms	7	361
Select Comfort *	20	578
Snyders-Lance	26	673
Steven Madden *	15	648
Take-Two Interactive Software *	33	465
TiVo *	45	486
True Religion Apparel	10	272
		35,129
Consumer Services — 18.6%
Acxiom *	32	439
Allegiant Travel, Cl A *	7	411
Amazon.com *	172	39,887
AMC Networks, Cl A *	21	892
Ameristar Casinos	11	198
Ancestry.com *	17	454
Apollo Group, Cl A *	56	1,972
Ascena Retail Group *	60	1,229
Avis Budget Group *	39	513
Beacon Roofing Supply *	18	480
Bebe Stores	31	254
Bed Bath & Beyond *	95	6,687
BJ's Restaurants *	11	475
Blue Nile *	5	151
Buffalo Wild Wings *	7	587
Capella Education *	6	196
Career Education *	29	207
Casey's General Stores	15	845
Charter Communications, Cl A *	42	2,540
Cheesecake Factory *	23	724
Children's Place Retail Stores *	10	460
Clean Energy Fuels *	27	519
Comcast, Cl A	791	23,991
comScore *	11	219
Constant Contact *	11	266
Copart *	54	1,426
Costco Wholesale	169	14,901
Cracker Barrel Old Country Store	9	518
Digital Generation *	11	102
DIRECTV, Cl A *	293	14,436

The accompanying notes are an integral part of the financial statements.

22

Schedule of Investments	April 30, 2012 (Unaudited)

Global X NASDAQ 500 ETF

	Shares	Value
COMMON STOCK — continued

Consumer Services — continued
Discovery Communications, Cl A *	53	$2,884
DISH Network, Cl A	78	2,494
Dollar Tree *	48	4,879
DreamWorks Animation SKG, Cl A *	28	504
eBay *	487	19,991
Education Management *	49	608
Expedia	49	2,089
Finish Line, Cl A	20	445
Fred's, Cl A	15	215
Grand Canyon Education *	17	296
Hibbett Sports *	10	597
HSN	23	890
Jack in the Box *	19	432
JetBlue Airways *	113	537
Jos A Bank Clothiers *	11	523
Lamar Advertising, Cl A *	30	955
Liberty Global, Cl A *	60	2,989
Liberty Interactive, Cl A *	221	4,164
Liberty Media - Liberty Capital, Cl A *	28	2,448
Liquidity Services *	11	587
Monro Muffler Brake	12	495
National CineMedia	21	300
Netflix *	19	1,523
News, Cl A	665	13,034
OpenTable *	9	402
Orchard Supply Hardware Stores, Cl A *	3	64
O'Reilly Automotive *	54	5,695
Panera Bread, Cl A *	11	1,737
Penn National Gaming *	30	1,349
PetSmart	43	2,505
PF Chang's China Bistro	10	397
priceline.com *	19	14,456
Pricesmart	10	825
Rent-A-Center, Cl A	25	855
Ross Stores	88	5,420
Rue21 *	10	304
Scientific Games, Cl A *	34	345
Sears Holdings *	41	2,205
Shuffle Master *	21	371
Shutterfly *	13	404
Sinclair Broadcast Group, Cl A	20	206
Sirius XM Radio *	1,573	3,555

The accompanying notes are an integral part of the financial statements.

23

Schedule of Investments	April 30, 2012 (Unaudited)

Global X NASDAQ 500 ETF

	Shares	Value
COMMON STOCK — continued

Consumer Services — continued
SkyWest	20	$180
Staples	272	4,189
Starbucks	284	16,296
Stewart Enterprises, Cl A	33	209
Strayer Education	5	493
Texas Roadhouse, Cl A	27	466
Titan Machinery *	8	285
Tractor Supply	27	2,657
Travelzoo *	6	156
Ulta Salon Cosmetics & Fragrance	22	1,940
United Natural Foods *	19	937
Urban Outfitters *	64	1,853
ValueClick *	28	593
VCA Antech *	32	757
Viacom, Cl B	90	4,175
WebMD Health, Cl A *	22	500
Whole Foods Market	67	5,566
Wynn Resorts	48	6,403
Zumiez *	12	440
		269,048
Health Care — 11.2%
ABIOMED *	15	365
Acorda Therapeutics *	15	379
Akorn *	35	425
Alexion Pharmaceuticals *	70	6,322
Align Technology *	30	951
Amgen	338	24,035
Amylin Pharmaceuticals *	55	1,425
Ariad Pharmaceuticals *	51	831
Auxilium Pharmaceuticals *	17	305
Biogen Idec *	92	12,329
BioMarin Pharmaceutical *	42	1,457
Bio-Reference Labs *	11	235
Bruker *	62	932
Cadence Pharmaceuticals *	31	115
Catalyst Health Solutions *	19	1,641
Celgene *	180	13,126
Cepheid *	23	883
Cubist Pharmaceuticals *	22	930
Cyberonics *	11	421
Dendreon *	56	652
DENTSPLY International	53	2,176

The accompanying notes are an integral part of the financial statements.

24

Schedule of Investments	April 30, 2012 (Unaudited)

Global X NASDAQ 500 ETF

	Shares	Value
COMMON STOCK — continued

Health Care — continued
DexCom *	26	$255
Endo Pharmaceuticals Holdings *	45	1,581
Endologix *	22	330
Exelixis *	48	230
Express Scripts Holding *	186	10,377
Gen-Probe *	18	1,468
Gilead Sciences *	300	15,603
Grifols ADR *	71	672
Halozyme Therapeutics *	40	324
Healthcare Services Group	24	509
Henry Schein *	35	2,686
HMS Holdings *	35	842
Hologic *	98	1,874
Human Genome Sciences *	69	1,015
Idenix Pharmaceuticals *	41	360
IDEXX Laboratories *	22	1,934
Illumina *	49	2,182
Immunogen *	28	357
Impax Laboratories *	24	591
Incyte *	47	1,066
Insulet *	18	321
Integra LifeSciences Holdings *	12	447
Intermune *	21	219
Intuitive Surgical *	15	8,673
Isis Pharmaceuticals *	37	296
Life Technologies *	69	3,199
LifePoint Hospitals *	21	819
Lincare Holdings	38	927
Magellan Health Services *	13	576
MAKO Surgical *	16	661
Masimo *	23	509
Medicines *	21	464
Medivation *	13	1,051
Meridian Bioscience	16	329
Merit Medical Systems *	16	212
Momenta Pharmaceuticals *	20	318
Mylan *	161	3,495
Myriad Genetics *	33	858
Nektar Therapeutics *	44	335
NuVasive *	14	232
NxStage Medical *	21	357
Onyx Pharmaceuticals *	23	1,047

The accompanying notes are an integral part of the financial statements.

25

Schedule of Investments	April 30, 2012 (Unaudited)

Global X NASDAQ 500 ETF

	Shares	Value
COMMON STOCK — continued

Health Care — continued
Optimer Pharmaceuticals *	18	$266
PAREXEL International *	23	620
Patterson	46	1,568
PDL BioPharma	52	327
Perrigo	36	3,776
PSS World Medical *	20	479
Questcor Pharmaceuticals *	24	1,078
Quidel *	13	215
Regeneron Pharmaceuticals *	33	4,464
Rigel Pharmaceuticals *	26	201
Salix Pharmaceuticals *	23	1,136
Seattle Genetics *	44	870
Sequenom *	38	194
Sirona Dental Systems *	22	1,111
Spectrum Pharmaceuticals *	18	191
Targacept *	13	62
Theravance *	31	671
Thoratec *	23	801
United Therapeutics *	21	919
Vertex Pharmaceuticals *	79	3,040
ViroPharma *	31	674
Vivus *	34	824
Volcano *	20	543
Wright Medical Group *	15	279
		163,845
Industrials — 5.6%
Acacia Research *	15	615
Aegion, Cl A *	15	274
Aerovironment *	8	195
Arkansas Best	10	154
Atlas Air Worldwide Holdings *	10	460
Automatic Data Processing	185	10,290
BE Aerospace *	38	1,787
Cardtronics *	17	448
Ceradyne	11	278
CH Robinson Worldwide	63	3,764
Cintas	50	1,959
Cognex	16	644
Coinstar *	12	753
Euronet Worldwide *	21	454
Expeditors International of Washington	80	3,200
Fastenal	112	5,244

The accompanying notes are an integral part of the financial statements.

26

Schedule of Investments	April 30, 2012 (Unaudited)

Global X NASDAQ 500 ETF

	Shares	Value
COMMON STOCK — continued

Industrials — continued
FEI *	15	$753
Fiserv *	54	3,796
FLIR Systems	62	1,392
Foster Wheeler *	45	1,035
Heartland Express	36	498
Hub Group, Cl A *	14	490
II-VI *	24	490
IPG Photonics *	18	871
Itron *	16	653
Jack Henry & Associates	33	1,121
JB Hunt Transport Services	47	2,601
Kforce *	13	188
Landstar System	18	964
Lincoln Electric Holdings	32	1,568
Mantech International, Cl A	9	283
Mobile Mini *	17	321
Molex	37	1,021
National Instruments	45	1,224
Newport *	14	239
Nordson	26	1,402
Old Dominion Freight Line *	22	978
PACCAR	142	6,100
Paychex	138	4,275
Plexus *	15	486
Power-One *	47	201
Resources Connection	17	221
Rofin-Sinar Technologies *	11	277
RR Donnelley & Sons	71	888
Sanmina-SCI *	31	276
Schnitzer Steel Industries, Cl A	9	359
Silgan Holdings	27	1,185
Stericycle *	33	2,858
Swisher Hygiene *	65	146
Sykes Enterprises *	19	301
TeleTech Holdings *	22	333
Tetra Tech *	24	641
Trimas *	13	286
Trimble Navigation *	46	2,490
TTM Technologies *	31	320
United Stationers	18	510
Universal Display *	16	720
Veeco Instruments *	17	513
Verisk Analytics, Cl A *	51	2,496

The accompanying notes are an integral part of the financial statements.

27

Schedule of Investments	April 30, 2012 (Unaudited)

Global X NASDAQ 500 ETF

	Shares	Value
COMMON STOCK — continued

Industrials — continued
Werner Enterprises	28	$661
Woodward	25	1,040
Zebra Technologies, Cl A *	22	853
		80,843
Oil & Gas — 0.6%
Approach Resources *	9	323
ATP Oil & Gas *	20	151
Carrizo Oil & Gas *	15	421
Chart Industries *	11	841
Crosstex Energy	18	268
First Solar *	33	607
GeoResources *	10	377
GT Advanced Technologies *	47	306
Gulfport Energy *	17	446
Hercules Offshore *	53	269
Lufkin Industries	12	922
Patterson-UTI Energy	60	970
Petroleum Development *	9	310
Rex Energy *	17	179
Rosetta Resources *	20	1,005
SunPower, Cl A *	37	208
Tesco *	15	245
TransGlobe Energy *	28	385
		8,233
Technology — 53.6%
ACI Worldwide *	13	518
Acme Packet *	24	674
Adobe Systems *	188	6,309
ADTRAN	25	763
Advent Software *	20	540
Akamai Technologies *	73	2,380
Allscripts Healthcare Solutions *	73	809
Altera	124	4,411
Amkor Technology *	82	424
ANSYS *	34	2,280
Apple *	354	206,821
Applied Materials	499	5,983
Ariba *	35	1,337
Arris Group *	46	595
Aruba Networks *	39	824
Aspen Technology *	36	712
athenahealth *	12	869

The accompanying notes are an integral part of the financial statements.

28

Schedule of Investments	April 30, 2012 (Unaudited)

Global X NASDAQ 500 ETF

	Shares	Value
COMMON STOCK — continued

Technology — continued
Atmel *	177	$1,570
Autodesk *	88	3,465
BMC Software *	68	2,806
Brightpoint *	26	159
Broadcom, Cl A	180	6,588
Brocade Communications Systems *	176	975
Brooks Automation	24	282
CA	195	5,152
Cadence Design Systems *	101	1,179
Cavium *	19	556
Cerner *	65	5,271
Ceva *	9	199
Ciena *	35	519
Cirrus Logic *	25	684
Cisco Systems	2,073	41,771
Citrix Systems *	72	6,164
Clearwire, Cl A *	94	138
Cogent Communications Group *	18	337
Cognizant Technology Solutions, Cl A *	115	8,432
CommVault Systems *	17	885
Compuware *	84	732
Comtech Telecommunications	12	371
Comverse Technology *	79	510
Concur Technologies *	21	1,188
Cree *	39	1,205
CSG Systems International *	13	187
Cymer *	12	622
Cypress Semiconductor	72	1,116
DealerTrack Holdings *	16	477
Dell *	702	11,492
Digital River *	16	301
Diodes *	16	357
EarthLink	41	333
Ebix	14	286
EchoStar, Cl A *	15	436
Electronics for Imaging *	18	321
Entegris *	52	460
Entropic Communications *	33	140
Equinix *	18	2,956
EZchip Semiconductor *	10	402
F5 Networks *	31	4,152
Finisar *	35	578

The accompanying notes are an integral part of the financial statements.

29

Schedule of Investments	April 30, 2012 (Unaudited)

Global X NASDAQ 500 ETF

	Shares	Value
COMMON STOCK — continued

Technology — continued
Fortinet *	59	$1,541
Google, Cl A *	99	59,918
Harmonic *	43	203
Hittite Microwave *	12	642
IAC	31	1,493
iGATE *	22	428
Infinera *	41	294
Informatica *	41	1,887
Insight Enterprises *	17	345
Integrated Device Technology *	57	386
Intel	1,963	55,749
InterDigital	16	443
Intersil, Cl A	47	483
Intuit	117	6,782
Ixia *	27	340
j2 Global	18	465
JDA Software Group *	16	462
JDS Uniphase *	87	1,057
KLA-Tencor	64	3,338
Kulicke & Soffa Industries *	28	367
Lam Research *	48	1,999
Lattice Semiconductor *	45	246
Linear Technology	86	2,813
LogMein *	9	324
Maxim Integrated Products	113	3,342
MedAssets *	23	290
Mentor Graphics *	44	636
Merge Healthcare *	29	125
Micrel	24	261
Microchip Technology	72	2,544
Micron Technology *	386	2,544
MICROS Systems *	31	1,762
Microsemi *	32	689
Microsoft	3,244	103,873
MKS Instruments	20	553
MModal *	20	255
Monotype Imaging Holdings *	14	199
NetApp *	144	5,592
NETGEAR *	13	500
Netscout Systems *	16	331
NIC	25	280
Novellus Systems *	28	1,309

The accompanying notes are an integral part of the financial statements.

30

Schedule of Investments	April 30, 2012 (Unaudited)

Global X NASDAQ 500 ETF

	Shares	Value
COMMON STOCK — continued

Technology — continued
Nuance Communications *	118	$2,884
NVIDIA *	226	2,938
OmniVision Technologies *	21	387
ON Semiconductor *	170	1,404
Oracle	1,923	56,517
Parametric Technology *	44	949
Pegasystems	13	483
PMC - Sierra *	89	629
Polycom *	68	902
Power Integrations	11	417
Progress Software *	27	625
QLogic *	41	707
QUALCOMM	636	40,602
Quality Systems	21	785
Quest Software *	34	791
Rambus *	42	214
RF Micro Devices *	105	455
Riverbed Technology *	58	1,144
Rovi *	43	1,230
SanDisk *	91	3,368
Sapient	52	623
Semtech *	24	654
Silicon Image *	30	180
Silicon Laboratories *	18	639
SINA *	25	1,463
Skyworks Solutions *	69	1,873
Sonus Networks *	106	300
Sourcefire *	11	561
STEC *	18	149
Stratasys *	8	410
Super Micro Computer *	14	247
SXC Health Solutions *	24	2,174
Symantec *	289	4,774
Synaptics *	14	430
Synchronoss Technologies *	15	469
Synopsys *	57	1,711
Tech Data *	19	1,022
Tellabs	137	516
Tessera Technologies	20	313
Texas Instruments	250	7,985
TIBCO Software *	64	2,106
TriQuint Semiconductor *	62	303

The accompanying notes are an integral part of the financial statements.

31

Schedule of Investments	April 30, 2012 (Unaudited)

Global X NASDAQ 500 ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Technology — continued
Ultimate Software Group *	10	$772
Ultratech *	10	319
United Online	34	161
VeriSign	67	2,754
ViaSat *	16	773
Volterra Semiconductor *	9	296
Websense *	15	311
Xilinx	101	3,674
Yahoo! *	487	7,568
		782,054
Telecommunications — 0.8%
Frontier Communications	380	1,535
Leap Wireless International *	30	168
NII Holdings *	64	896
SBA Communications, Cl A *	44	2,364
tw telecom inc, Cl A *	58	1,263
Virgin Media	124	3,045
Windstream	191	2,147
		11,418
TOTAL UNITED STATES		1,357,310
TOTAL COMMON STOCK
(Cost $1,260,423)		1,457,016

PREFERRED STOCK — 0.0%

UNITED STATES— 0.0%
Consumer Goods — 0.0%
Orchard Supply Hardware Stores *
(Cost $6)*	3	6

TIME DEPOSIT — 0.1%

Brown Brothers Harriman, 0.030%
(Cost $1,875)	$1,875	1,875
TOTAL INVESTMENTS — 100.0%
(Cost $1,262,304)		$1,458,897

Percentages are based on Net Assets of $1,458,739.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

32

Schedule of Investments	April 30, 2012 (Unaudited)

Global X NASDAQ 500 ETF

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,457,016	$—	$—	$1,457,016
Preferred Stock	6	—	—	6
Time Deposit	—	1,875	—	1,875
Total Investments in Securities	$1,457,022	$1,875	$—	$1,458,897

For the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 investments.

For the period ended April 30, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

33

Schedule of Investments	April 30, 2012 (Unaudited)

Global X NASDAQ 400 Midcap ETF

Sector Weightings†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.8%
ARGENTINA—0.5%
Consumer Services — 0.5%
MercadoLibre	72	$6,965
BERMUDA—0.8%
Consumer Services — 0.1%
Central European Media Enterprises, Cl A *	93	735
Oil & Gas — 0.7%
Energy XXI Bermuda	127	4,786
Golar LNG	133	4,918
		9,704
TOTAL BERMUDA		10,439
BRITISH VIRGIN ISLANDS— 0.2%
Industrials — 0.2%
UTi Worldwide	169	2,817
CANADA—2.2%
Basic Materials — 0.8%
Methanex	152	5,344
Pan American Silver	180	3,512
Silver Standard Resources *	131	1,889
		10,745
Consumer Goods — 0.9%
Lululemon Athletica *	176	13,049
Industrials — 0.1%
Westport Innovations *	74	2,316
Technology — 0.4%
Open Text *	93	5,207
TOTAL CANADA		31,317

The accompanying notes are an integral part of the financial statements.

34

Schedule of Investments	April 30, 2012 (Unaudited)

Global X NASDAQ 400 Midcap ETF

	Shares	Value
COMMON STOCK — continued
CHINA—1.5%
Consumer Goods — 0.1%
Perfect World ADR	70	$855
Consumer Services — 0.4%
Focus Media Holding ADR	206	4,921
Home Inns & Hotels Management ADR *	49	1,164
		6,085
Industrials — 0.1%
Hollysys Automation Technologies *	93	923
Technology — 0.9%
AsiaInfo Holdings *	117	1,474
NetEase ADR *	124	7,480
Sohu.com *	63	3,249
Spreadtrum Communications ADR	66	911
		13,114
TOTAL CHINA		20,977
GREECE—0.2%
Industrials — 0.2%
DryShips *	695	2,196
HONG KONG— 0.3%
Consumer Services — 0.3%
Melco Crown Entertainment ADR *	295	4,579
IRELAND—1.6%
Consumer Services — 0.5%
Ryanair Holdings ADR *	195	6,566
Health Care — 1.1%
Alkermes *	212	3,668
Amarin ADR *	177	2,161
ICON ADR *	96	2,129
Shire ADR	83	8,097
		16,055
TOTAL IRELAND		22,621
ISRAEL—0.5%
Technology — 0.5%
Mellanox Technologies *	64	3,750
NICE Systems ADR *	64	2,459
RADWARE *	34	1,308
TOTAL ISRAEL		7,517

The accompanying notes are an integral part of the financial statements.

35

Schedule of Investments	April 30, 2012 (Unaudited)

Global X NASDAQ 400 Midcap ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS—1.3%
Health Care — 0.4%
QIAGEN *	390	$6,525
Industrials — 0.2%
VistaPrint *	68	2,536
Technology — 0.7%
ASML Holding, Cl G	191	9,739
TOTAL NETHERLANDS		18,800
RUSSIA—0.2%
Consumer Services — 0.2%
CTC Media	258	2,794
SWEDEN—0.3%
Technology — 0.3%
Ericsson ADR	367	3,668
SWITZERLAND—0.2%
Technology — 0.2%
Logitech International *	310	3,147
TAIWAN—0.4%
Technology — 0.4%
Silicon Motion Technology ADR *	229	3,897
Siliconware Precision Industries ADR	166	968
TOTAL TAIWAN		4,865
UNITED KINGDOM— 0.4%
Technology — 0.4%
ARM Holdings ADR	229	5,801
UNITED STATES— 89.2%
Basic Materials — 1.0%
A Schulman	53	1,304
Century Aluminum *	159	1,463
Globe Specialty Metals	124	1,654
Royal Gold	88	5,452
Steel Dynamics	358	4,572
		14,445
Consumer Goods — 4.1%
Crocs *	146	2,949
Deckers Outdoor *	64	3,264
Diamond Foods	36	752
Gentex	233	5,119
Hain Celestial Group *	72	3,406
Hasbro	229	8,413

The accompanying notes are an integral part of the financial statements.

36

Schedule of Investments	April 30, 2012 (Unaudited)

Global X NASDAQ 400 Midcap ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Herman Miller	96	$1,875
Iconix Brand Group *	120	1,841
Interface, Cl A	95	1,345
iRobot *	43	1,015
LKQ *	239	7,994
Pool	79	2,916
Sanderson Farms	36	1,858
Select Comfort *	92	2,657
Snyders-Lance	111	2,873
Steven Madden *	70	3,025
Take-Two Interactive Software *	142	2,002
TiVo *	198	2,136
True Religion Apparel	44	1,195
		56,635
Consumer Services — 19.8%
Acxiom *	140	1,922
Allegiant Travel, Cl A *	31	1,822
AMC Networks, Cl A *	94	3,995
Ameristar Casinos	53	953
Ancestry.com *	78	2,083
Ascena Retail Group *	262	5,366
Avis Budget Group *	173	2,277
Beacon Roofing Supply *	76	2,029
Bebe Stores	137	1,123
BJ's Restaurants *	46	1,987
Blue Nile *	25	757
Buffalo Wild Wings *	31	2,599
Capella Education *	26	850
Career Education *	126	898
Casey's General Stores	63	3,550
Charter Communications, Cl A *	184	11,127
Cheesecake Factory *	95	2,993
Children's Place Retail Stores *	44	2,023
Clean Energy Fuels *	116	2,232
comScore *	50	996
Constant Contact *	48	1,160
Copart *	240	6,338
Cracker Barrel Old Country Store	38	2,186
Digital Generation *	44	408
Discovery Communications, Cl A *	235	12,789
DISH Network, Cl A	340	10,870
DreamWorks Animation SKG, Cl A *	120	2,161

The accompanying notes are an integral part of the financial statements.

37

Schedule of Investments	April 30, 2012 (Unaudited)

Global X NASDAQ 400 Midcap ETF

	Shares	Value
COMMON STOCK — continued

Consumer Services — continued
Education Management *	210	$2,604
Finish Line, Cl A	90	2,003
Fred's, Cl A	66	945
Grand Canyon Education *	73	1,270
Hibbett Sports *	45	2,687
HSN	97	3,754
Jack in the Box *	80	1,818
JetBlue Airways *	486	2,308
Jos A Bank Clothiers *	45	2,140
Lamar Advertising, Cl A *	126	4,009
Liberty Global, Cl A *	257	12,801
Liberty Media - Liberty Capital, Cl A *	189	16,526
Liquidity Services *	47	2,507
Monro Muffler Brake	50	2,063
National CineMedia	90	1,286
OpenTable *	39	1,744
Panera Bread, Cl A *	49	7,738
Penn National Gaming *	130	5,847
PetSmart	187	10,895
PF Chang's China Bistro	39	1,548
Pricesmart	50	4,127
Rent-A-Center, Cl A	107	3,661
Rue21 *	41	1,244
Scientific Games, Cl A *	150	1,524
Shuffle Master *	90	1,590
Shutterfly *	57	1,774
Sinclair Broadcast Group, Cl A	87	894
SkyWest	88	791
Stewart Enterprises, Cl A	145	916
Strayer Education	20	1,974
Texas Roadhouse, Cl A	120	2,070
Titan Machinery *	35	1,247
Tractor Supply	117	11,514
Travelzoo *	154	3,998
Ulta Salon Cosmetics & Fragrance	100	8,818
United Natural Foods *	79	3,894
Urban Outfitters *	240	6,950
ValueClick *	124	2,626
VCA Antech *	142	3,360
Viacom, Cl B	835	38,736
WebMD Health, Cl A *	98	2,230
Zumiez *	51	1,870
		279,795

The accompanying notes are an integral part of the financial statements.

38

Schedule of Investments	April 30, 2012 (Unaudited)

Global X NASDAQ 400 Midcap ETF

	Shares	Value
COMMON STOCK — continued

Health Care — 17.1%
ABIOMED *	64	$1,557
Acorda Therapeutics *	66	1,666
Akorn *	156	1,892
Align Technology *	129	4,091
Amylin Pharmaceuticals *	238	6,167
Ariad Pharmaceuticals *	216	3,521
Auxilium Pharmaceuticals *	79	1,416
BioMarin Pharmaceutical *	178	6,177
Bio-Reference Labs *	45	959
Bruker *	272	4,088
Cadence Pharmaceuticals *	131	483
Catalyst Health Solutions *	81	6,996
Cepheid *	100	3,841
Cubist Pharmaceuticals *	100	4,228
Cyberonics *	46	1,762
Dendreon *	243	2,831
DexCom *	109	1,067
Endo Pharmaceuticals Holdings *	192	6,747
Endologix *	93	1,393
Exelixis *	210	1,008
Gen-Probe *	81	6,606
Grifols ADR *	303	2,866
Halozyme Therapeutics *	169	1,367
Healthcare Services Group	109	2,313
HMS Holdings *	157	3,778
Hologic *	427	8,164
Human Genome Sciences *	299	4,398
Idenix Pharmaceuticals *	175	1,535
IDEXX Laboratories *	94	8,265
Illumina *	203	9,040
Immunogen *	125	1,594
Impax Laboratories *	107	2,632
Incyte *	206	4,672
Insulet *	78	1,393
Integra LifeSciences Holdings *	47	1,750
Intermune *	91	950
Isis Pharmaceuticals *	163	1,304
LifePoint Hospitals *	92	3,590
Lincare Holdings	161	3,928
Magellan Health Services *	54	2,391
MAKO Surgical *	68	2,809
Masimo *	99	2,191
Medicines *	87	1,922

The accompanying notes are an integral part of the financial statements.

39

Schedule of Investments	April 30, 2012 (Unaudited)

Global X NASDAQ 400 Midcap ETF

	Shares	Value
COMMON STOCK — continued

Health Care — continued
Medivation *	57	$4,610
Meridian Bioscience	67	1,377
Merit Medical Systems *	68	899
Momenta Pharmaceuticals *	83	1,318
Myriad Genetics *	140	3,641
Nektar Therapeutics *	188	1,433
NuVasive *	61	1,011
NxStage Medical *	90	1,530
Onyx Pharmaceuticals *	104	4,733
Optimer Pharmaceuticals *	77	1,140
PAREXEL International *	96	2,586
Patterson	199	6,784
PDL BioPharma	230	1,447
PSS World Medical *	88	2,106
Questcor Pharmaceuticals *	102	4,580
Quidel *	54	892
Regeneron Pharmaceuticals *	145	19,613
Rigel Pharmaceuticals *	116	897
Salix Pharmaceuticals *	96	4,742
Seattle Genetics *	187	3,697
Sequenom *	161	824
Sirona Dental Systems *	93	4,697
Spectrum Pharmaceuticals *	80	850
Targacept *	55	261
Theravance *	139	3,008
Thoratec *	97	3,377
United Therapeutics *	96	4,200
ViroPharma *	134	2,914
Vivus *	146	3,536
Volcano *	86	2,335
Wright Medical Group *	64	1,192
		237,578
Industrials — 13.0%
Acacia Research *	70	2,870
Aegion, Cl A *	64	1,168
Aerovironment *	38	924
Arkansas Best	42	644
Atlas Air Worldwide Holdings *	42	1,934
BE Aerospace *	168	7,901
Cardtronics *	70	1,845
Ceradyne	42	1,064
Cintas	218	8,539

The accompanying notes are an integral part of the financial statements.

40

Schedule of Investments	April 30, 2012 (Unaudited)

Global X NASDAQ 400 Midcap ETF

	Shares	Value
COMMON STOCK — continued

Industrials — continued
Cognex	69	$2,777
Coinstar *	50	3,140
Euronet Worldwide *	86	1,860
FEI *	68	3,412
FLIR Systems	260	5,840
Foster Wheeler *	191	4,393
Heartland Express	155	2,144
Hub Group, Cl A *	61	2,135
II-VI *	102	2,082
IPG Photonics *	78	3,775
Itron *	66	2,693
Jack Henry & Associates	141	4,789
JB Hunt Transport Services	204	11,287
Kforce *	61	883
Landstar System	79	4,232
Lincoln Electric Holdings	140	6,861
Mantech International, Cl A	39	1,226
Mobile Mini *	74	1,396
Molex	160	4,414
National Instruments	197	5,358
Newport *	63	1,075
Nordson	113	6,091
Old Dominion Freight Line *	94	4,180
Plexus *	59	1,910
Power-One *	199	852
Resources Connection	78	1,012
Rofin-Sinar Technologies *	46	1,159
RR Donnelley & Sons	308	3,853
Sanmina-SCI *	131	1,166
Schnitzer Steel Industries, Cl A	40	1,595
Silgan Holdings	115	5,045
Swisher Hygiene *	284	639
Sykes Enterprises *	81	1,284
TeleTech Holdings *	94	1,424
Tetra Tech *	102	2,724
Trimas *	57	1,254
Trimble Navigation *	206	11,153
TTM Technologies *	134	1,384
United Stationers	76	2,155
Universal Display *	74	3,328
Veeco Instruments *	72	2,174
Verisk Analytics, Cl A *	273	13,363
Werner Enterprises	120	2,835

The accompanying notes are an integral part of the financial statements.

41

Schedule of Investments	April 30, 2012 (Unaudited)

Global X NASDAQ 400 Midcap ETF

	Shares	Value
COMMON STOCK — continued

Industrials — continued
Woodward	113	$4,700
Zebra Technologies, Cl A *	93	3,607
		181,548
Oil & Gas — 2.4%
Approach Resources *	38	1,364
ATP Oil & Gas *	86	650
Carrizo Oil & Gas *	64	1,795
Chart Industries *	48	3,669
Crosstex Energy	78	1,162
GeoResources *	41	1,546
GT Advanced Technologies *	207	1,348
Gulfport Energy *	76	1,992
Hercules Offshore *	230	1,168
Lufkin Industries	51	3,919
Patterson-UTI Energy	255	4,123
Petroleum Development *	39	1,341
Rex Energy *	73	767
Rosetta Resources *	88	4,424
SunPower, Cl A *	165	926
Tesco *	62	1,013
TransGlobe Energy *	119	1,636
		32,843
Technology — 28.8%
ACI Worldwide *	55	2,192
Acme Packet *	108	3,031
ADTRAN	106	3,235
Advent Software *	88	2,375
Allscripts Healthcare Solutions *	313	3,468
Amkor Technology *	355	1,835
ANSYS *	154	10,329
Ariba *	157	5,997
Arris Group *	198	2,560
Aruba Networks *	166	3,506
Aspen Technology *	155	3,066
athenahealth *	56	4,057
Atmel *	769	6,821
Brightpoint *	112	685
Brocade Communications Systems *	766	4,244
Brooks Automation	107	1,258
Cadence Design Systems *	435	5,076
Cavium *	79	2,312
Ceva *	37	817

The accompanying notes are an integral part of the financial statements.

42

Schedule of Investments	April 30, 2012 (Unaudited)

Global X NASDAQ 400 Midcap ETF

	Shares	Value
COMMON STOCK — continued

Technology — continued
Ciena *	152	$2,253
Cirrus Logic *	110	3,012
Clearwire, Cl A *	406	595
Cogent Communications Group *	77	1,442
CommVault Systems *	75	3,905
Compuware *	359	3,131
Comtech Telecommunications	53	1,639
Comverse Technology *	337	2,174
Concur Technologies *	88	4,977
Cree *	169	5,222
CSG Systems International *	58	835
Cymer *	50	2,592
Cypress Semiconductor	312	4,836
DealerTrack Holdings *	69	2,058
Digital River *	70	1,317
Diodes *	75	1,672
EarthLink	178	1,445
Ebix	64	1,309
EchoStar, Cl A *	63	1,830
Electronics for Imaging *	79	1,410
Entegris *	220	1,947
Entropic Communications *	145	613
Equinix *	79	12,972
EZchip Semiconductor *	43	1,730
Finisar *	149	2,461
Fortinet *	257	6,713
Harmonic *	189	892
Hittite Microwave *	51	2,730
IAC	135	6,500
iGATE *	93	1,810
Infinera *	172	1,231
Informatica *	175	8,054
Insight Enterprises *	76	1,544
Integrated Device Technology *	248	1,679
InterDigital	75	2,079
Intersil, Cl A	206	2,116
Ixia *	113	1,424
j2 Global	74	1,911
JDA Software Group *	71	2,051
JDS Uniphase *	379	4,605
Kulicke & Soffa Industries *	120	1,572
Lattice Semiconductor *	195	1,065
LogMein *	40	1,440

The accompanying notes are an integral part of the financial statements.

43

Schedule of Investments	April 30, 2012 (Unaudited)

Global X NASDAQ 400 Midcap ETF

	Shares	Value
COMMON STOCK — continued

Technology — continued
MedAssets *	98	$1,236
Mentor Graphics *	184	2,659
Merge Healthcare *	127	546
Micrel	102	1,111
MICROS Systems *	134	7,615
Microsemi *	142	3,056
MKS Instruments	87	2,406
MModal *	88	1,123
Monotype Imaging Holdings *	58	823
NETGEAR *	62	2,387
Netscout Systems *	73	1,510
NIC	105	1,175
Novellus Systems *	119	5,563
OmniVision Technologies *	92	1,695
ON Semiconductor *	732	6,046
Parametric Technology *	190	4,100
Pegasystems	61	2,269
PMC - Sierra *	389	2,750
Polycom *	290	3,848
Power Integrations	49	1,856
Progress Software *	116	2,684
QLogic *	177	3,053
Quality Systems	95	3,553
Quest Software *	145	3,374
Rambus *	178	906
RF Micro Devices *	448	1,940
Riverbed Technology *	256	5,051
Rovi *	184	5,262
Sapient	228	2,729
Semtech *	105	2,862
Silicon Image *	131	786
Silicon Laboratories *	78	2,768
SINA *	108	6,319
Skyworks Solutions *	302	8,196
Sonus Networks *	454	1,285
Sourcefire *	48	2,448
STEC *	76	630
Stratasys *	35	1,793
Super Micro Computer *	60	1,059
SXC Health Solutions *	103	9,330
Synaptics *	59	1,812
Synchronoss Technologies *	63	1,972
Synopsys *	247	7,413

The accompanying notes are an integral part of the financial statements.

44

Schedule of Investments	April 30, 2012 (Unaudited)

Global X NASDAQ 400 Midcap ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Technology — continued
Tech Data *	81	$4,357
Tellabs	592	2,232
Tessera Technologies	84	1,314
Texas Instruments	1,906	60,878
TIBCO Software *	276	9,080
TriQuint Semiconductor *	266	1,298
Ultimate Software Group *	43	3,318
Ultratech *	41	1,309
United Online	144	683
ViaSat *	69	3,333
Volterra Semiconductor *	41	1,348
Websense *	67	1,390
		405,196
Telecommunications — 3.0%
Frontier Communications	1,654	6,682
Leap Wireless International *	129	724
NII Holdings *	285	3,988
SBA Communications, Cl A *	187	10,049
tw telecom inc, Cl A *	250	5,445
Windstream	1,233	13,859
		40,747
TOTAL UNITED STATES		1,248,787
TOTAL COMMON STOCK
(Cost $1,273,008)		1,397,290

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%
(Cost $2,274)	$2,274	2,274

TOTAL INVESTMENTS — 100.0%
(Cost $1,275,282)		$1,399,564

Percentages are based on Net Assets of $1,399,810

*       Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

45

Schedule of Investments	April 30, 2012 (Unaudited)

Global X NASDAQ 400 Midcap ETF

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$1,397,290	$—	$—	$1,397,290
Time Deposit	—	2,274	—	2,274
Total Investments in Securities	$1,397,290	$2,274	$—	$1,399,564

For the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 investments.

For the period ended April 30, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

46

Statements of Assets and Liabilities
April 30, 2012 (Unaudited)

	Global X SuperDividend ETF	Global X MLP ETF	Global X Canada Preferred ETF	Global X Social Media Index ETF
Assets:
Cost of Investments	$61,862,273	$5,214,399	$12,322,690	$13,860,379
Cost of Foreign Currency	91,453	—	35,559	9,851
Investments at Value	$60,073,007	$5,374,455	$12,397,714	$14,431,958
Foreign Currency at Value	91,827	—	35,500	9,951
Dividend and Interest Receivable	269,331	21,601	25,370	17,348
Deferred Tax Asset	N/A	268	N/A	N/A
Reclaim Receivable	4,929	—	—	—
Receivable for Investment Securities Sold	—	—	67,998	1,825,192
Total Assets	60,439,094	5,396,324	12,526,582	16,284,449

Liabilities:

Payable for Investment Securities Purchased	—	—	—	1,699,610
Deferred Tax Liability	N/A	60,037	N/A	N/A
Payable due to Investment Adviser	27,299	716	5,910	6,752

Total Liabilities	27,299	60,753	5,910	1,706,362

Net Assets	$60,411,795	$5,335,571	$12,520,672	$14,578,087

Net Assets Consist of:
Paid-in Capital	$63,356,628	$5,236,000	$12,569,036	$14,227,500
Undistributed Net Investment Income/(Accumulated Net Investment Loss)	239,082	(448)	41,826	3,307
Accumulated Net Realized Loss on Investments and Foreign Currency Translations	(1,396,471)	—	(165,122)	(221,389)
Net Unrealized Appreciation (Depreciation) on Investments, Net of Deferred Taxes	(1,789,266)	100,019	75,024	571,579
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	1,822	—	(92)	(2,910)

Net Assets	$60,411,795	$5,335,571	$12,520,672	$14,578,087
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	2,750,000	350,000	850,000	950,000

Net Asset Value, Offering and Redemption Price Per Share	$21.97	$15.24	$14.73	$15.35

The accompanying notes are an integral part of the financial statements.

47

Statements of Assets and Liabilities
April 30, 2012 (Unaudited)

	Global X Auto ETF	Global X NASDAQ 500 ETF	Global X NASDAQ 400 Mid Cap ETF
Assets:
Cost of Investments	$5,127,535	$1,262,304	$1,275,282
Cost of Foreign Currency	4,398	—	—
Investments at Value	$4,928,430	$1,458,897	$1,399,564
Foreign Currency at Value	4,422	—	—
Reclaim Receivable	3,129	20	—
Dividend and Interest Receivable	2,923	395	795
Total Assets	4,938,904	1,459,312	1,400,359

Liabilities:
Payable due to Investment Adviser	2,354	573	549
Total Liabilities	2,354	573	549

Net Assets	$4,936,550	$1,458,739	$1,399,810

Net Assets Consist of:
Paid-in Capital	$5,905,000	$1,265,500	$1,128,000
Undistributed Net Investment Income	22,083	1,539	938
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(791,529)	(4,893)	146,590
Net Unrealized Appreciation (Depreciation) on Investments	(199,105)	196,593	124,282
Net Unrealized Appreciation on Foreign Currency Translations	101	—	—

Net Assets	$4,936,550	$1,458,739	$1,399,810
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	350,000	50,000	50,000

Net Asset Value, Offering and Redemption Price Per Share	$14.10	$29.17	$28.00

The accompanying notes are an integral part of the financial statements.

48

Statements of Operations
For the period ended April 30, 2012 (Unaudited)

	Global X SuperDividend ETF		Global X MLP ETF(1)	Global X Canada Preferred ETF		Global X Social Media Index ETF(2)
Investment Income:

Dividend Income	$1,591,293		$—	$286,674		$21,785
Distributions from Master Limited Partnerships	—		21,601	—		—
Less Return of Capital Distributions	—		(21,601)	—		—
Less: Foreign Taxes Withheld	(74,031)		—	(43,430)		(1,305)

Total Investment Income	1,517,262		—	243,244		20,480

Supervision and Administration Fees(3)	112,855		716	31,523		17,173

Total Expenses	112,855		716	31,523		17,173

Net Expenses	112,855		716	31,523		17,173

Net Investment Income/(Loss), Before Deferred Taxes	1,404,407		(716)	211,721		3,307
Deferred Tax Benefit	N/A		268	N/A		N/A

Net Investment Income/(Loss), Net of Deferred Taxes	1,404,407		(448)	211,721		3,307

Net Realized Gain (Loss) on:
Investments	(544,796	)(4)	—	(164,722	)(4)	(220,470	)(4)
Foreign Currency Transactions	8,154		—	3,113		(919)

Net Realized Loss on Investments, Net of Deferred Taxes	(536,642)		—	(161,609)		(221,389)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	755,305		160,056	413,590		571,579
Deferred Tax Benefit/(Expense)	N/A		(60,037)	N/A		N/A
Foreign Currency Transactions	(1,026)		—	(190)		(2,910)

Net Change in Unrealized Appreciation on Investments, Net of Deferred Taxes	754,279		100,019	413,400		568,669

Net Realized and Unrealized Gain on Investments, Net of Deferred Taxes	217,637		100,019	251,791		347,280

Net Increase in Net Assets Resulting from Operations	$1,622,044		$99,571	$463,512		$350,587

(1)	The Fund commenced operations on April 19, 2012.
(2)	The Fund commenced operations on November 14, 2011.
(3)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(4)	Includes realized loss as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

49

Statements of Operations
For the period ended April 30, 2012 (Unaudited)

	Global X Auto ETF		Global X NASDAQ 500 ETF(1)		Global X NASDAQ 400 Mid Cap ETF(1)
Investment Income:

Dividend Income	$45,657		$4,658		$4,660
Interest Income	1		—		—
Less: Foreign Taxes Withheld	(5,353)		(15)		(44)

Total Investment Income	40,305		4,643		4,616

Supervision and Administration Fees(2)	10,122		3,104		3,678

Total Expenses	10,122		3,104		3,678

Net Expenses	10,122		3,104		3,678

Net Investment Income	30,183		1,539		938

Net Realized Gain (Loss) on:

Investments	(796,381	)(3)	(4,893	)(3)	146,590	(3)
Foreign Currency Transactions	6,330		—		—

Net Realized Gain (Loss) on Investments	(790,051)		(4,893)		146,590

Net Change in Unrealized Appreciation on:

Investments	756,951		196,593		124,282
Foreign Currency Transactions	172		—		—

Net Change in Unrealized Appreciation on Investments	757,123		196,593		124,282

Net Realized and Unrealized Gain (Loss) on Investments	(32,928)		191,700		270,872

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,745)		$193,239		$271,810

(1)	The Fund commenced operations on December 5, 2011.
(2)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(3)	Includes realized gain/(loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

50

Statements of Changes in Net Assets

	Global X SuperDividend ETF				Global X MLP ETF
	Period Ended April 30, 2012 (Unaudited)		Period Ended October 31, 2011(1) (Audited)		Period Ended April 30,2012(2) (Unaudited)
Operations:
Net Investment Income/(Loss), Net of Deferred Taxes	$1,404,407		$904,386		$(448)
Net Realized Loss on Investments and Foreign Currency Transactions	(536,642	)(3)	(2,769,674	)(3)	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions, Net of Deferred Taxes	754,279		(2,541,723)		100,019

Net Increase (Decrease) in Net Assets Resulting from Operations	1,622,044		(4,407,011)		99,571

Dividends and Distributions:
Net Investment Income	(1,296,910)		(831,828)		—

Total Dividends and Distributions	(1,296,910)		(831,828)		—

Capital Share Transactions:

Issued	30,714,500		46,445,500		5,236,000
Redeemed	—		(11,834,500)		—

Increase in Net Assets from Capital Share Transactions	30,714,500		34,611,000		5,236,000

Total Increase in Net Assets	31,039,634		29,372,161		5,335,571

Net Assets:
Beginning of Period	29,372,161		—		—

End of Period	$60,411,795		$29,372,161		$5,335,571

Undistributed Net Investment Income/Accumulated Net Investment Loss	$239,082		$131,585		$(448)

Share Transactions:
Issued	1,400,000		1,900,000		350,000
Redeemed	—		(550,000)		—

Net Increase in Shares Outstanding from Share Transactions	1,400,000		1,350,000		350,000

(1)	Commenced operations on June 8, 2011.
(2)	The Fund commenced operations on April 19, 2012.
(3)	Includes realized loss as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

51

Statements of Changes in Net Assets

	Global X Canada Preferred ETF				Global X Social Media Index ETF
	Period Ended April 30, 2012 (Unaudited)		Period Ended October 31, 2011(1)(Audited)		Period Ended April 30,2012(2) (Unaudited)
Operations:
Net Investment Income	$211,721		$125,778		$3,307
Net Realized Loss on Investments and Foreign Currency Transactions	(161,609	)(3)	(93,069	)(3)	(221,389	)(3)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	413,400		(338,468)		568,669

Net Increase (Decrease) in Net Assets Resulting from Operations	463,512		(305,759)		350,587

Dividends and Distributions:
Net Investment Income	(194,586)		(92,495)		—

Total Dividends and Distributions	(194,586)		(92,495)		—

Capital Share Transactions:
Issued	4,996,500		9,047,500		14,907,000
Redeemed	(707,000)		(687,000)		(679,500)

Increase in Net Assets from Capital Share Transactions	4,289,500		8,360,500		14,227,500

Total Increase in Net Assets	4,558,426		7,962,246		14,578,087

Net Assets:
Beginning of Period	7,962,246		—		—
End of Period	$12,520,672		$7,962,246		$14,578,087

Undistributed Net Investment Income	$41,826		$24,691		$3,307

Share Transactions:
Issued	350,000		600,000		1,000,000
Redeemed	(50,000)		(50,000)		(50,000)

Net Increase in Shares Outstanding from Share Transactions	300,000		550,000		950,000

(1)	The Fund commenced operations on May 24, 2011.
(2)	The Fund commenced operations on November 14, 2011.
(3)	Includes realized loss as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

52

Statements of Changes in Net Assets

	Global X Auto ETF			Global X NASDAQ 500 ETF		Global X NASDAQ 400 Mid Cap ETF
	Period Ended April 30, 2012 (Unaudited)		Period Ended October 31, 2011(1)(Audited)	Period Ended April 30, 2012(2) (Unaudited)		Period Ended April 30, 2012(2) (Unaudited)
Operations:
Net Investment Income	$30,183		$1,251	$1,539		$938
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(790,051	)(3)	9,771	(4,893	)(3)	146,590 (3)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	757,123		(956,127)	196,593		124,282

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,745)		(945,105)	193,239		271,810

Dividends and Distributions:
Net Investment Income	(20,600)		—	—		—

Total Dividends and Distributions	(20,600)		—	—		—

Capital Share Transactions:
Issued	3,539,500		6,115,500	2,520,000		2,529,000
Redeemed	(3,750,000)		—	(1,254,500)		(1,401,000)

Increase (Decrease) in Net Assets from Capital Share Transactions	(210,500)		6,115,500	1,265,500		1,128,000

Total Increase (Decrease) in Net Assets	(233,845)		5,170,395	1,458,739		1,399,810

Net Assets:
Beginning of Period	5,170,395		—	—		—
End of Period	$4,936,550		$5,170,395	$1,458,739		$1,399,810

Undistributed Net Investment Income	$22,083		$12,500	$1,539		$938

Share Transactions:
Issued	250,000		400,000	100,000		100,000
Redeemed	(300,000)		—	(50,000)		(50,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)		400,000	50,000		50,000

(1)	Commenced operations on May 18, 2011.
(2)	Commenced operations on December 5, 2011.
(3)	Includes realized gain/(loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

53

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

											Ratio of Expenses to Average Net Assets			Ratio of Investment Income/(Loss) to Average Net Assets
	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Before Net Deferred Tax Expense (%)	Net Deferred Tax Expense (%)(7)	Total Expenses (%)	Before Deferred Tax Benefit (%)	Deferred Tax Benefit (%)(8)	Net Investment Income/(Loss) (%)	Portfolio Turnover (%)
Global X SuperDividend ETF
2012(Unaudited)	21 .76	0 .77	0 .17	0 .94	(0 .73)	—	(0 .73)	21 .97	4 .50	60,412	0 .58†	—	0 .58†	7 .22†	—	7 .22†	20 .52††
2011(1)	24 .70	0 .64	(3 .02)	(2 .38)	(0 .56)	—	(0 .56)	21 .76	(9 .56)	29,372	0 .58†	—	0 .58†	7 .22†	—	7 .22†	4 .58††
Global X MLP ETF
2012(2)(Unaudited)	14 .96	(0 .13)	0 .41	0 .28	—	—	—	15 .24	1 .87	5,336	0 .45†	1 .13‡	1 .58‡‡	(0 .45)†	0 .01‡	(0 .44)‡‡	—††
Global X Canada Preferred ETF
2012(Unaudited)	14 .48	0 .28	0 .24	0 .52	(0 .27)	—	(0 .27)	14 .73	3 .63	12,521	0 .58†	—	0 .58†	3 .90†	—	3 .90†	18 .88††
2011(3)	14 .97	0 .27	(0 .56)	(0 .29)	(0 .20)	—	(0 .20)	14 .48	(1 .94)	7,962	0 .58†	—	0 .58†	4 .28†	—	4 .28†	3 .02††
Global X Social Media Index ETF
2012(4)(Unaudited)	14 .93	0 .01	0 .41	0 .42	—	—	—	15 .35	2 .81	14,578	0 .65†	—	0 .65†	0 .13†	—	0 .13†	52 .14††
Global X Auto ETF
2012(Unaudited)	12 .93	0 .12	1 .12	1 .24	(0 .07)	—	(0 .07)	14 .10	9 .70	4,937	0 .65†	—	0 .65†	1 .94†	—	1 .94†	15 .38††
2011(5)	15 .20	—	(2 .27)	(2 .27)	—	—	—	12 .93	(14 .93)	5,170	0 .65†	—	0 .65†	0 .07†	—	0 .07†	0 .34††
Global X NASDAQ 500 ETF
2012(6)(Unaudited)	25 .20	0 .03	3 .94	3 .97	—	—	—	29 .17	15 .75	1,459	0 .48†	—	0 .48†	0 .24†	—	0 .24†	2 .01††
Global X NASDAQ 400 Mid Cap ETF
2012(6)(Unaudited)	25 .29	0 .01	2 .70	2 .71	—	—	—	28 .00	10 .72	1,400	0 .48†	—	0 .48†	0 .12†	—	0 .12†	16 .45††

(1)	The Fund commenced operations on June 8, 2011.
(2)	The Fund commenced operations on April 19, 2012.
(3)	The Fund commenced operations on May 24, 2011.
(4)	The Fund commenced operations on November 14, 2011.
(5)	The Fund commenced operations on May 18, 2011.
(6)	The Fund commenced operations on December 5, 2011.
(7)	Deferred tax expense/benefit estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
(8)	Deferred tax benefit/(expense) for the ratio calculation is derived from net investment income/loss only.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Not Annualized.
‡‡	The deferred tax expense/benefit component of this ratio has not been annualized.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

54

Notes to Financial Statements
April 30, 2012 (unaudited)

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware Statutory Trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eighty-seven portfolios as of April 30, 2012. The financial statements herein and the related notes pertain to the Global X SuperDividend ETF, Global X MLP ETF, Global X Canada Preferred ETF, Global X Social Media Index ETF, Global X Auto ETF, Global X NASDAQ 500 ETF and Global X NASDAQ 400 Mid Cap ETF (each a “Fund”, collectively, the “Funds”). Each Fund is non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

RETURN OF CAPITAL ESTIMATES – Distributions received from the Global X MLP Fund generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the Fund and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the period ended April 30, 2012, the Fund estimated that 100% of the MLP distributions received would be treated as return of capital.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

55

Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2012, there were no securities priced using the Fair Value Procedures.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Funds calculated their net asset value. The closing prices of such securities may no longer reflect their market value at the time the Funds calculated net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Sub-administrator, SEI Investments Global Funds Services (“SEIGFS”), monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Funds calculate net asset value. If price movements in a monitored index or security exceed levels established by the Sub-administrator, the Sub-administrator notifies the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

56

Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)

Level 2 – Other significant observable inputs (including quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2012 there have been no significant changes to the Funds’ fair valuation methodologies.

FEDERAL INCOME TAXES – Except for the Global X MLP ETF, it is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

57

Notes to Financial Statements (continued)

April 30, 2012 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee per transaction on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit	Transaction		Redemption
	Shares	Fee	Value	Fee
Global X SuperDividend ETF	50,000	$3,800	$1,098,500	$3,800
Global X MLP ETF	50,000	500	762,000	500
Global X Canada Preferred ETF	50,000	1,000	736,500	1,000
Global X Social Media Index ETF	50,000	1,000	767,500	1,000
Global X Auto ETF	50,000	1,000	705,000	1,000
Global X NASDAQ 500 ETF	50,000	3,500	1,458,500	3,500
Global X NASDAQ 400 Mid Cap ETF	50,000	3,000	1,400,000	3,000

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to

58

Notes to Financial Statements (continued)

April 30, 2012 (unaudited)

3. RELATED PARTY TRANSACTIONS (continued)

a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

Supervision and
Administration Fee
Global X SuperDividend ETF	0.58%
Global X MLP ETF	0.45%
Global X Canada Preferred ETF	0.58%
Global X Social Media ETF	0.65%
Global X Auto ETF	0.65%
Global X Nasdaq 500 ETF	0.48%
Global X Nasdaq 400 Midcap ETF	0.48%

SEIGFS serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Funds underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement.

59

Notes to Financial Statements (continued)

April 30, 2012 (unaudited)

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2012, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
Global X SuperDividend ETF	$9,454,452	$8,204,209
Global X MLP ETF	-	-
Global X Canada Preferred ETF	1,998,951	2,106,097
Global X Social Media Index ETF	3,364,522	3,499,244
Global X Auto ETF	511,623	548,446
Global X NASDAQ 500 ETF	32,681	34,601
Global X NASDAQ 400 Mid Cap ETF	307,405	307,558

For the period ended April 30, 2012, in-kind transactions associated with creations and redemptions were:

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X SuperDividend ETF	$29,386,942	$-	$-
Global X MLP ETF	5,234,023	-	-
Global X Canada Preferred ETF	4,998,180	707,521	(36,950)
Global X Social Media Index ETF	14,779,547	668,623	(71,831)
Global X Auto ETF	3,134,336	3,299,398	(672,599)
Global X NASDAQ 500 ETF	2,519,404	1,252,150	(5,186)
Global X NASDAQ 400 Mid Cap ETF	2,528,242	1,401,671	137,452

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last year ended October 31, 2011 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Totals

Global X SuperDividend ETF 2011	$831,828	$–	$831,828
Global X Canada Preferred ETF 2011	$92,495	$–	$92,495

60

Notes to Financial Statements (continued)

April 30, 2012 (unaudited)

As of October 31, 2011, the Components of Tax Basis Distributable Earnings (Accumulated Losses) were as follows:

5. TAX INFORMATION (concluded)

	Global X Funds
	Global X SuperDividend ETF	Global X Canada Preferred ETF	Global X Auto ETF
Undistributed Ordinary Income	$184,525	$24,691	$12,529
Capital Loss Carryforwards	(851,369)	(3,513)	(18)
Unrealized Depreciation on Investments and Foreign Currency	(2,603,123)	(338,468)	(957,616)
Total Accumulated Losses	$(3,269,967)	$(317,290)	$(945,105)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be used prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term	Long-Term
Global X Funds	Loss	Loss	Total
Global X SuperDividend ETF	$851,369	$-	$851,369
Global X Canada Preferred ETF	3,513	-	3,513
Global X Auto ETF	18	-	18

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2012 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X SuperDividend ETF	$61,862,273	$2,495,134	$(4,284,400)	$(1,789,266)
Global X MLP ETF	5,214,399	172,843	(12,787)	160,056
Global X Canada Preferred ETF	12,322,690	229,026	(154,002)	75,024
Global X Social Media Index ETF	13,860,379	1,362,754	(791,175)	571,579
Global X Auto ETF	5,127,535	121,411	(320,516)	(199,105)
Global X NASDAQ 500 ETF	1,262,304	223,355	(26,762)	196,593
Global X NASDAQ 400 Mid Cap ETF	1,275,282	175,826	(51,544)	124,282

The preceding differences between book and tax cost are primarily due to mark to market treatment of passive foreign investment companies and wash sales.

61

Notes to Financial Statements (continued)

April 30, 2012 (unaudited)

6. TAX INFORMATION – GLOBAL X MLP FUND

Global X MLP Fund intends to invest primarily in master limited partnerships, which generally are treated as qualified publicly traded partnerships for federal income tax purposes. Accordingly, the Global X MLP ETF does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but is taxed as a corporation. As a corporation the Fund is obligated to pay federal, state and local income tax on taxable income. Currently the maximum marginal regular federal income tax rate for a corporation is 35 percent. The Fund may be subject to a 20 percent alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. The Fund currently is using an estimated 37.51% tax rate for federal, state and local tax.

The Global X MLP Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax benefit/(liability). Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax benefit/(liability).

The tax expense or benefits attributable to certain components of income will be included in the Statement of Operations. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for federal income tax purposes. Deferred tax assets and liabilities are calculated utilizing effective tax rates expected to be applied to taxable income in the years the temporary differences are realized or settled. A valuation allowance will be recognized if, based on the available evidence, it is more likely than not that some or all of the deferred tax asset will not be realizable. The Global X MLP Fund may be required to modify the estimates or assumptions it uses regarding the deferred tax asset or liability as new information becomes available.

The Global X MLP Fund’s policy is to classify interest and penalities associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of April 30, 2012, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Deferred income taxes reflect the net tax expense or benefit of operating income or loss, the tax benefit of capital loss carry forwards, and the tax expense or benefit of unrealized gains or losses on investment securities for financial reporting purposes. Components of the Global X MLP Fund’s deferred tax assets and liabilities as of April 30, 2012 are as follows:

Deferred tax asset:
Net operating loss carry forwards	$268

Less deferred tax liabilities:
Unrealized gain on investment securities	(60,037)
Net deferred tax liability	$(59,769)

62

Notes to Financial Statements (continued)

April 30, 2012 (unaudited)

6. TAX INFORMATION – GLOBAL X MLP FUND (continued)

The components of income tax benefit/(expense) for deferred federal and state income taxes for the Global X MLP Fund are:

Deferred tax benefit/(expense)
Federal income taxes	$(55,769)
State income taxes (net of federal benefit)	(4,000)
$(59,769)

7. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Indices. The Funds may utilize a representative sampling strategy with respect to their Underlying Indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its Underlying Index, or, in certain instances, when securities in the Underlying Indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the Underlying Indices).

Under normal circumstances, the Global X MLP Fund intends to invest at least 80% of its total assets in securities of MLPs, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

63

Notes to Financial Statements (continued)

April 30, 2012 (unaudited)

8. OTHER

At April 30, 2012, the total Shares outstanding that were held by Authorized Participants were as follows. The Authorized Participants have entered into an agreement with the Funds’ Distributor.

		Percentage of
	Authorized	Shares
	Participants	Outstanding
Global X SuperDividend ETF	3	100%
Global X MLP ETF	1	100%
Global X Canada Preferred ETF	3	100%
Global X Social Media Index ETF	3	100%
Global X Auto ETF	2	100%
Global X NASDAQ 500 ETF	1	100%
Global X NASDAQ 400 Mid Cap ETF	1	100%

 Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of April 30, 2012, there were no securities on loan for any of the Funds.

10. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds maximum exposure under these arrangements is unknown. However the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

64

Notes to Financial Statements (concluded)

April 30, 2012 (unaudited)

11. NEW ACCOUNTING PROUNCEMENTS

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Updates (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Adoption of ASU 2011-04 will not materially affect the Funds’ financial condition or results of operations.

12. SUBSEQUENT EVENT

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Subsequent to half-year end, on May 25, 2012, the Board of Trustees of the Trust (including the Independent Trustees) initially considered and unanimously approved the Investment Advisory Agreement and the Supervision and Administration Agreement for the Global X Top Guru Holdings Index ETF, Global X Top Value Guru Holdings Index ETF, and Global X Top Activist Investor Holdings Index ETF.

Subsequent to half-year end, on May 25, 2012, the Board of Trustees of the Trust determined that it is in the best interest of the Global X S&P/TSX Venture 30 Canada ETF to modify the Fund’s investment objective and strategies and to change the Fund’s name. The Fund will be renamed the Global X Junior Miners ETF and will pursue the investment objective and strategies outlined below. These changes are scheduled to go into effect on or about September 3, 2012.

The Fund currently seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/TSX Venture 30 Index. The S&P/TSX Venture 30 Index is a free-float adjusted, modified capitalization-weighted index designed to provide exposure to the 30 most liquid securities on the TSX Venture Exchange. The TSX Venture exchange is Canada’s junior listings market for emerging companies. Currently the Fund is mostly comprised of small-capitalization companies based in Canada that operate within the mining and energy sectors. Upon implementation of the change, the Fund’s new objective will be to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Junior Miners Index. The Solactive Junior Miners Index is designed to track the market performance of small-capitalization mining companies globally, and therefore the geographic scope of the Fund will expand accordingly. The Fund intends to focus its investments on small-capitalization mining companies including those engaged in mining, producing, smelting, and/or refining materials including but not limited to gold, silver, copper, aluminum, titanium and nickel.

65

Notes to Financial Statements (concluded)

April 30, 2012 (unaudited)

12. SUBSEQUENT EVENT (continued)

This change is intended to position the Fund to benefit from the growth of commodity consumption around the world by investing in companies that are key elements of the commodity supply chain. This change also allows the Fund to diversify its investments geographically, although the change will increase the Fund’s exposure to emerging markets which may increase the risk of the Fund’s investments. These risks will be described in an updated Summary Prospectus and Statutory Prospectus that will be available at the time the changes described herein become effective.

The Fund also expects to gain certain cost efficiencies associated with the change in investment objective, and upon implementation of the change the total annual expense ratio of the Fund will be reduced from 0.75% to 0.69%.

Subsequent to half-year end, the following investment portfolio of the Trust commenced operations.

Fund Name	Commenced Operations
Global X Top Guru Holdings Index ETF	06/04/2012

66

Disclosure of Fund Expenses (unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

67

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 11/1/2011	Ending Account Value 4/30/2012	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X SuperDividend ETF
Actual Fund Return	$1,000.00	$1,045.00	0.58%	$2.95
Hypothetical 5% Return	1,000.00	1,021.98	0.58	2.92
Global X MLP ETF
Actual Fund Return (2)	$1,000.00	$1,018.70	0.45%	$0.14
Hypothetical 5% Return	1,000.00	1,022.63	0.45	2.26
Global X Canada Preferred ETF
Actual Fund Return	$1,000.00	$1,036.30	0.58%	$2.94
Hypothetical 5% Return	1,000.00	1,021.98	0.58	2.92
Global X Social Media Index ETF
Actual Fund Return (3)	$1,000.00	$1,028.10	0.65%	$3.04
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27
Global X Auto ETF
Actual Fund Return	$1,000.00	$1,097.00	0.65%	$3.39
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27
Global X NASDAQ 400 Mid Cap ETF
Actual Fund Return (4)	$1,000.00	$1,107.20	0.48%	$2.05
Hypothetical 5% Return	1,000.00	1,022.48	0.48	2.41
Global X NASDAQ 500 ETF
Actual Fund Return (5)	$1,000.00	$1,157.50	0.48%	$2.09
Hypothetical 5% Return	1,000.00	1,022.48	0.48	2.41

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 182/366 (to reflect the one-half year period.)
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 178/366 (to reflect the period from inception to date.)
(3)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 169/366 (to reflect the period from inception to date.)
(4)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 148/366 (to reflect the period from inception to date.)
(5)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 148/366 (to reflect the period from inception to date.)

68

Approval of Investment Advisory Agreement (unaudited) (concluded)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not "interested persons" of the mutual fund, as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and approve each agreement with such changes as the Independent Trustees deem appropriate.

At a quarterly Board meeting held on November 11, 2011, the Board of Trustees (including the Independent Trustees) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement ("Renewal Investment Advisory Agreement") for each Fund covered by this Semi-Annual Report (other than the Global X NASDAQ 500 ETF and Global X NASDAQ 400 Mid Cap ETF) (each a "Renewal Fund") and (ii) the Supervision and Administration Agreement between the Trust ("Renewal Supervision and Administration Agreement"), on behalf of each Renewal Fund, and Global X Management Company ("Global X Management"). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the "Renewal Agreements." At the same meeting, the Board (including the Independent Trustees) also initially considered and unanimously approved (i) the initial Investment Advisory Agreement for the Global X NASDAQ 500 ETF and Global X NASDAQ 400 Mid Cap ETF (each a “New Fund”) and (ii) the Supervision and Administration Agreement between the Trust, on behalf each of each New Fund, and Global X Management. The Investment Advisory Agreements and Supervision and Administration Agreements for each of the New Funds are referred to herein as the “Agreements.”1

At the February 24, 2012 meeting, the Board (including the Independent Trustees) also considered and unanimously approved a decrease in the unitary fee (including the investment advisory fee) (“Management Fee”) for the Global X MLP ETF (“MLP Fund”).2 Because the MLP Fund had not yet commenced operations, the MLP Fund was considered to be and referred to herein as a New Fund. In considering revisions to the MLP Fund’s Investment Advisory Agreement and Supervision and Administration Agreement, the Board took into account the same factors and considerations as it did with respect to the Agreements the other New Funds considered at the meeting.

In advance of the Board meeting, the Board (including the Independent Trustees) requested (in writing) detailed information from Global X Management in connection with their consideration of the Renewal Agreements and the New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information.

1 At the November 11, 2011 meeting, the Board (including the Independent Trustees) also initially considered and unanimously approved (i) the initial Investment Advisory Agreement for the Global X NASDAQ 100 Global Technology ETF and Global X Permanent Portfolio ETF and (ii) the Supervision and Administration Agreement between the Trust, on behalf of each fund, and Global X Management.

2 At the February 24, 2012 board meeting, the Board (including the Independent Trustees) also considered and unanimously approved a decrease in the unitary fee (including the investment advisory fee) (“Management Fee”) for the Global X MLP Natural Gas ETF. Also at the February 24, 2012 board meeting, the Board (including the Independent Trustees) also initially considered and unanimously approved (i) the initial Investment Advisory Agreement for the Global X SuperIncome & MLP Index ETF, Global X SuperIncome Preferred ETF, Global X SuperIncome REIT ETF, and Global X Risk Parity ETF, and (ii) the Supervision and Administration Agreement between the Trust, on behalf of each fund, and Global X Management.

69

Approval of Investment Advisory Agreement (unaudited) (concluded)

In determining to approve the New Fund Agreements and the continuation of the Renewal Agreements for each New Fund or Renewal Fund (as applicable), the Board concluded that the New Fund Agreements and the Renewal Agreements were fair and reasonable and in the best interests of each New Fund or Renewal Fund (as applicable) and its shareholders, respectively. In approving New Fund Agreements and the continuation of the Renewal Agreements for each New Fund or Renewal Fund (as applicable), the Board considered among other things the following categories of material factors. In addition, the Board based their determinations regarding the continuation of each of the Renewal Fund Agreements on their consideration of all of the materials provided to them by Global X Management and each Renewal Fund’s other service providers throughout the year.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Certain factors considered by the Board (including the Independent Trustees) with respect to the approval of the New Funds Agreements and the continuation of the Renewal Agreements are discussed separately below.

NEW FUNDS AGREEMENTS

Nature, extent and quality of services

With respect to this factor, the Board considered:

•         the terms of the New Funds Agreements and the range of services to be provided to the New Funds in accordance with the New Funds Agreements;

•         Global X Management’s key personnel and the portfolio managers who would provide investment advisory services to the New Funds;

•         Global X Management’s responsibilities under the New Funds Agreements to, among other things, (i) manage the investment operations of each New Funds and the composition of each New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by each of the New Funds, (iv) select broker-dealers to execute portfolio transactions for each of the New Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of each of the New Funds, the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for each of the New Funds that are required to be filed by the Trust with the Securities and Exchange Commission ("SEC") and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including creation units) of each of the New Funds by shareholders and new investors;

•         the nature, extent and quality of Global X Management’s services (including advisory, administrative and compliance services) provided by or made available to each of the Renewal Funds and that would be made available to each of the New Funds; and

•         the quality of Global X Management’s resources and personnel that would be made available to each of the New Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

70

Approval of Investment Advisory Agreement (unaudited) (concluded)

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each of the New Funds.

Performance

The Board determined that because each of the New Funds had not commenced operations, meaningful data relating to investment performance of each New Fund was not available and, therefore, could not be a factor in approving the New Funds Agreements.

Cost of Services and Profitability

With respect to this factor, the Board considered:

•      Global X Management’s expected cost to provide investment management, supervision and administrative and related services to each of the New Funds;

•         The unitary fee (including the proposed investment advisory fee) ("Management Fee") that was proposed to be borne by each New Fund under the New Fund Agreements for the investment advisory, supervisory and administrative services that each New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by each New Fund); and

•         the expected profitability to Global X Management, if any, from all services to be provided to each of the New Funds and all aspects of the relationship between Global X Management and each of the New Funds. In connection with these considerations, the Board noted that Global X Management advised the Board that it was uncertain whether it would generate any profits from its services to each of the New Funds during the first 12 months of each New Fund’s operations, but expected to generate profits after that initial period.

Based on these considerations, the Board concluded that the profits anticipated to be realized by Global X Management from its relationship with each of the New Funds would not be excessive.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•         comparative information with respect to the proposed Management Fee to be paid to Global X Management by each of the New Funds. In connection with this consideration, Global X Management provided the Board with detailed comparative expense data for each of the New Funds, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds as well as the fees and expenses paid by other Funds that are series of the Trust under the same unified Management Fee structure;

•         the structure of the proposed unified Management Fee structure (which includes as one component the proposed investment advisory fee for each New Fund) and the expected total expense ratios for each of the New Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of each of the New Funds and that the proposed Management Fee for each New Fund was set at a competitive fee to make each New Fund viable in the marketplace; and

71

Approval of Investment Advisory Agreement (unaudited) (concluded)

•         that Global X Management would be responsible for most ordinary expenses of the New Funds, including the costs of various third-party services required by the New Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the proposed Management Fee and expected total expense ratio of each New Fund should not preclude approval of the New Funds Agreements.

Economies of Scale

With respect to this factor, the Board considered:

•         the extent to which economies of scale would be realized as each of the New Funds grows and whether the proposed unitary Management Fee for each New Fund reflected these economies of scale;

•         the significant investment of time, personnel and other resources that Global X Management intends to made in each of the New Funds in order to seek to assure that the New Funds are attractive to investors; and

•         that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each of the New Funds and its shareholders.

Based on these considerations, the Board concluded that approval of the proposed Management Fee for each New Fund was reasonable.

Other Benefits

In considering the New Funds Agreement, in addition to the categories discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with each of the New Funds.

Renewal Agreements

Nature, extent and quality of services

With respect to this factor, the Board considered:

•         the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•         Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund. In connection with these considerations, the Board noted that Global X Management had significantly increased its support staff and operational resources since the inception of each Renewal Fund;

•         Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of each Renewal Fund and the composition of each Renewal Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and Board  and other reports as the Board

72

Approval of Investment Advisory Agreement (unaudited) (concluded)

deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by each Renewal Fund, (iv) select broker- dealers to execute portfolio transactions for each Renewal Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of each Renewal Fund, the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for each Renewal Fund that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including creation units) of each Renewal Fund by shareholders and new investors;

•         the nature, extent and quality of the all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to each Renewal Fund and the adequacy of Global X Management’s personnel resources that would continue to be made available to each Renewal Fund; and

•         Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Renewal Funds by Global X Management.

Performance

With respect to this fact, the Board considered each Renewal Fund’s total return and investment performance relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds in the same classification as each of the Renewal Funds, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds, pertinent indexes, and pertinent registered fund performance rankings. The Board noted that some of the Renewal Funds had only been in operations for a few months and that some Renewal Funds had not yet commenced operations. The Board observed that, for the Renewal Funds that had not commenced operations, meaningful data relating to investment performance was not available and, therefore, could not be a factor in approving the Renewal Agreements for the non- operational Renewal Funds.

Based on these considerations and comparisons, the Board concluded that the investment performance of each operational Renewal Fund did not adversely affect the Board approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management and related services to each Renewal Fund. In this regard, the Board considered the Management Fee that has been borne by each Renewal Fund under the Renewal Agreements for the various investment advisory, supervisory and administrative services that each Renewal Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by each New Fund).

73

Approval of Investment Advisory Agreement (unaudited) (concluded)

In addition, the Board considered the current and expected profitability to Global X Management from all services provided to the Renewal Funds and all aspects of Global X Management’s relationship with each of the Renewal Funds. In connection with these considerations, the Global X Management provided the Board with financial information regarding its operations and services to the Renewal Funds and discussed with the Board its current and expected profitability with respect to the Renewal Funds. Global X Management noted that it was likely that it would not generate profits in the upcoming year from its services to certain of the newer or smaller Renewal Funds because of the small amount of assets under management for those Renewal Funds.

Based on these considerations, the Board concluded that the profits anticipated to be realized by Global X Management from its relationship with each of the Renewal Funds would not be excessive and should not preclude approval of the continuance of each Renewal Agreement.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•         comparative information with respect to the Management Fee paid to Global X Management by each of the Renewal Funds. In connection with this consideration, Global X Management provided the Board with detailed comparative expense data for each of the Renewal Funds, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and other comparable registered funds and fees and expenses paid by other funds that are series of the Trust under the same unified Management Fee structure;

•         the structure of the unified Management Fee structure (which includes as one component the investment advisory fee for each Renewal Fund) and the current total expense ratios for each of the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of each of the Renewal Funds and that the proposed Management Fee for each Renewal Fund was set at a competitive fee to make each Renewal Fund viable in the marketplace; and

•         that Global X Management is responsible for most ordinary expenses of the New Funds, including the costs of various third-party services required by the Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as asset-based custody fees for certain of the Renewal Funds, taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the proposed Management Fee and total expense ratio of each New Fund should not preclude approval of the Renewal Agreements.

Economies of Scale

With respect to this factor, the Board considered:

•         the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for each Renewal Fund reflected these economies of scale;

•         the significant investment of time, personnel and other resources that Global X Management has made and intends to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

74

Approval of Investment Advisory Agreement (unaudited) (concluded)

•         that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the New Funds and their shareholders.

Based on these considerations, the Board concluded that continuation of the unitary Management Fee for each Renewal Fund was reasonable.

Other Benefits

The Board considered any other benefits realized by Global X Management as a result from its relations relationships with each Renewal Fund and concluded that all information it considered supported approval of the continuation of the Renewal Agreements.

75

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Funds. The information shown is for the full calendar quarter completed after the inception date through the date of the most recent calendar quarter end.

Each line in the table shows the number of trading days in which the Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

Further information regarding premiums and discounts is available on the Funds’ website at GlobalXFunds.com

76

notice to shareholders (unaudited)

For shareholders that do not have a February 27, 2012 tax year end, this notice is for informational purposes only. For shareholders with a February 27, 2012 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended February 27, 2012, the liquidated Funds have designated the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	Interest Related Dividends (3)	Short Term Capital Gain Dividends(4)
Global X Farming ETF	0.00%	100.00%	100.00%	2.01%	42.76%	0.00%	100.00%
Global X Fishing ETF	0.00%	100.00%	100.00%	0.00%	59.08%	0.00%	0.00%
Global X Food ETF	0.00%	100.00%	100.00%	9.77%	30.47%	0.00%	100.00%
Global X Waste Management ETF	0.00%	100.00%	100.00%	29.19%	81.71%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid for foreign investors.

(4) The percentage in this column represents the amount of "Short-Term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

For the short period ended February 27, 2012, the Funds designate all distributions in the short period as ordinary income distributions

On February 27, 2012, the Funds paid per share income distributions to the shareholders of record on February 21, 2012:

Net Investment Income
Global X Waste Management ETF	0.0159

77

Notes

78

Notes

79

399 Park Ave, 32nd floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser:

Global X Management Company LLC

399 Park Avenue, 32nd floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for the Independent Trustees:

Dechert LLP

1175 I Street N.W.

Washington, DC 20007

This information must be preceded or accompanied by a current prospectus for the Funds described.

80

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: July 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: July 20, 2012

By (Signature and Title)*	/s/ Jose C. Gonzalez
Jose C. Gonzalez
CFO

Date: July 20, 2012

* Print the name and title of each signing officer under his or her signature.